UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

Item 1.	Reports to Stockholders.

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI All Peru Capped ETF | EPU | NYSE Arca
➢	iShares MSCI China ETF | MCHI | NYSE Arca
➢	iShares MSCI Denmark Capped ETF | EDEN | BATS
➢	iShares MSCI Emerging Markets Latin America ETF | EEML | NASDAQ
➢	iShares MSCI Finland Capped ETF | EFNL | BATS
➢	iShares MSCI Indonesia ETF | EIDO | NYSE Arca
➢	iShares MSCI Ireland Capped ETF | EIRL | NYSE Arca
➢	iShares MSCI New Zealand Capped ETF | ENZL | NYSE Arca
➢	iShares MSCI Norway Capped ETF | ENOR | BATS
➢	iShares MSCI Philippines ETF | EPHE | NYSE Arca
➢	iShares MSCI Poland Capped ETF | EPOL | NYSE Arca
➢	iShares MSCI United Kingdom ETF | EWU | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL PERU CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI All Peru Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Peruvian equities, as represented by the MSCI All Peru Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -17.32%, net of fees, while the total return for the Index was -17.25%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.88)%	(9.18)%	(8.50)%	(8.88)%	(9.18)%	(8.50)%
5 Years	1.83%	1.75%	2.18%	9.47%	9.07%	11.36%
Since Inception	5.42%	5.31%	6.02%	35.08%	34.27%	39.53%

The inception date of the Fund was 6/19/09. The first day of secondary market trading was 6/22/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$826.80	$2.76	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Materials	49.46%
Financials	28.76
Consumer Staples	7.34
Utilities	7.20
Industrials	6.54
Energy	0.70

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Credicorp Ltd.	22.13%
Southern Copper Corp.	17.09
Cia. de Minas Buenaventura SAA ADR	6.52
Rio Alto Mining Ltd.	4.88
Intercorp Financial Services Inc.	4.46
Grana y Montero SAA	3.99
Alicorp SAA	3.89
Fortuna Silver Mines Inc.	3.12
Edegel SAA	3.00
Volcan Cia. Minera SAA Class B	2.63

TOTAL	71.71%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CHINA ETF

Performance as of February 28, 2015

The iShares MSCI China ETF (the “Fund”) seeks to track the investment results of an index composed of Chinese equities that are available to international investors, as represented by the MSCI China Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 5.66%, net of fees, while the total return for the Index was 5.93%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	18.45%	20.18%	19.04%	18.45%	20.18%	19.04%
Since Inception	3.72%	3.90%	4.27%	15.42%	16.19%	17.82%

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,056.60	$3.16	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	40.46%
Information Technology	13.81
Telecommunication Services	11.89
Energy	10.37
Industrials	6.44
Consumer Discretionary	4.63
Consumer Staples	4.10
Utilities	3.80
Materials	2.39
Health Care	2.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Tencent Holdings Ltd.	10.26%
China Mobile Ltd.	9.43
China Construction Bank Corp. Class H	6.81
Industrial & Commercial Bank of China Ltd. Class H	6.12
Bank of China Ltd. Class H	5.19
China Life Insurance Co. Ltd. Class H	3.67
Ping An Insurance Group Co. of China Ltd. Class H	3.28
CNOOC Ltd.	2.92
PetroChina Co. Ltd. Class H	2.78
China Petroleum & Chemical Corp. Class H	2.42

TOTAL	52.88%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI DENMARK CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Denmark Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Danish equities, as represented by the MSCI Denmark Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 1.26%, net of fees, while the total return for the Index was 1.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.60%	0.58%	1.95%	1.60%	0.58%	1.95%
Since Inception	25.54%	25.14%	25.83%	102.23%	100.24%	103.84%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.60	$2.64	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Health Care	34.61%
Industrials	25.12
Financials	15.83
Materials	8.01
Consumer Staples	6.11
Consumer Discretionary	6.05
Telecommunication Services	3.07
Information Technology	1.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Novo Nordisk A/S Class B	22.42%
Danske Bank A/S	7.27
AP Moeller-Maersk A/S Class B	6.91
Novozymes A/S Class B	4.90
Pandora A/S	4.50
Vestas Wind Systems A/S	4.08
Coloplast A/S Class B	3.97
Carlsberg A/S Class B	3.95
AP Moeller-Maersk A/S Class A	3.67
DSV A/S	3.08

TOTAL	64.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Latin America ETF (the “Fund”) seeks to track the investment results of an index composed of Latin American emerging market equities, as represented by the MSCI Emerging Markets Latin America Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -26.77%, net of fees, while the total return for the Index was -26.67%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(7.44)%	(6.74)%	(7.01)%	(7.44)%	(6.74)%	(7.01)%
Since Inception	(10.00)%	(9.87)%	(9.52)%	(27.98)%	(27.66)%	(26.81)%

The inception date of the Fund was 1/18/12. The first day of secondary market trading was 1/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$732.30	$2.10	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	29.46%
Consumer Staples	20.09
Materials	14.18
Telecommunication Services	7.57
Consumer Discretionary	7.14
Energy	6.89
Industrials	6.32
Utilities	5.49
Information Technology	2.26
Health Care	0.60

TOTAL	100.00%

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

Brazil	52.75%
Mexico	30.90
Chile	9.18
Colombia	4.41
Peru	2.76

TOTAL	100.00%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI FINLAND CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Finland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Finnish equities, as represented by the MSCI Finland Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 0.20%, net of fees, while the total return for the Index was 0.43%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.72%	0.33%	0.52%	0.72%	0.33%	0.52%
Since Inception	14.31%	14.09%	13.92%	51.28%	50.38%	49.79%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,002.00	$2.63	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Industrials	25.42%
Information Technology	22.44
Financials	17.59
Materials	13.42
Consumer Discretionary	5.52
Utilities	4.60
Health Care	2.94
Telecommunication Services	2.91
Consumer Staples	2.62
Energy	2.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Nokia OYJ	20.48%
Sampo OYJ Class A	15.23
Kone OYJ Class B	9.57
Fortum OYJ	4.60
UPM-Kymmene OYJ	4.46
Wartsila OYJ Abp	4.23
Stora Enso OYJ Class R	3.89
Elisa OYJ	2.91
Metso OYJ	2.74
Nokian Renkaat OYJ	2.54

TOTAL	70.65%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI INDONESIA ETF

Performance as of February 28, 2015

The iShares MSCI Indonesia ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Indonesian equities, as represented by the MSCI Indonesia Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -2.76%, net of fees, while the total return for the Index was -2.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.51%	9.46%	8.92%	8.51%	9.46%	8.92%
Since Inception	4.65%	4.58%	5.13%	24.53%	24.09%	27.27%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$972.40	$3.03	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	38.63%
Consumer Discretionary	17.34
Consumer Staples	12.10
Telecommunication Services	10.88
Materials	5.85
Industrials	5.57
Energy	3.45
Utilities	3.43
Health Care	2.52
Information Technology	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Bank Central Asia Tbk PT	10.51%
Astra International Tbk PT	9.61
Telekomunikasi Indonesia Persero Tbk PT	8.94
Bank Rakyat Indonesia Persero Tbk PT	8.64
Bank Mandiri Persero Tbk PT	6.77
Perusahaan Gas Negara Persero Tbk PT	3.43
Unilever Indonesia Tbk PT	3.32
Bank Negara Indonesia Persero Tbk PT	3.10
Semen Indonesia Persero Tbk PT	2.67
Kalbe Farma Tbk PT	2.30

TOTAL	59.29%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI IRELAND CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Ireland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Irish equities, as represented by the MSCI All Ireland Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 8.70%, net of fees, while the total return for the Index was 9.27%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.34)%	(4.45)%	(3.99)%	(4.34)%	(4.45)%	(3.99)%
Since Inception	13.43%	13.60%	13.96%	83.63%	84.94%	87.75%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Index performance through November 26, 2013 reflects the performance of the MSCI Ireland Investable Market Index 25/50. Index performance beginning on November 27, 2013 reflects the performance of the MSCI All Ireland Capped Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,087.00	$2.48	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Materials	26.22%
Consumer Staples	25.05
Industrials	18.94
Financials	16.24
Health Care	9.22
Consumer Discretionary	4.16
Information Technology	0.10
Energy	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

CRH PLC	21.63%
Kerry Group PLC Class A	11.68
Bank of Ireland	10.34
ICON PLC	4.96
Glanbia PLC	4.81
Kingspan Group PLC	4.61
Smurfit Kappa Group PLC	4.59
UDG Healthcare PLC	4.26
Grafton Group PLC	4.24
Paddy Power PLC	4.16

TOTAL	75.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI NEW ZEALAND CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI New Zealand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of New Zealand equities, as represented by the MSCI New Zealand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 3.16%, net of fees, while the total return for the Index was 3.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.66%	7.64%	8.06%	7.66%	7.64%	8.06%
Since Inception	16.87%	16.81%	17.34%	101.55%	101.05%	105.24%

The inception date of the Fund was 9/1/10. The first day of secondary market trading was 9/2/10.

Index performance through February 11, 2013 reflects the performance of the MSCI New Zealand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI New Zealand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,031.60	$2.42	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Utilities	18.05%
Health Care	14.95
Telecommunication Services	13.84
Industrials	12.80
Materials	12.73
Consumer Discretionary	12.16
Financials	8.99
Information Technology	3.70
Energy	1.98
Consumer Staples	0.80

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Spark New Zealand Ltd.	11.39%
Fletcher Building Ltd.	11.32
Auckland International Airport Ltd.	7.89
Fisher & Paykel Healthcare Corp. Ltd.	6.83
Ryman Healthcare Ltd.	5.63
Meridian Energy Ltd.	4.47
Mighty River Power Ltd.	4.30
Contact Energy Ltd.	4.17
SKYCITY Entertainment Group Ltd.	4.07
Sky Network Television Ltd.	3.77

TOTAL	63.84%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NORWAY CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Norway Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Norwegian equities, as represented by the MSCI Norway Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -23.55%, net of fees, while the total return for the Index was -23.44%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(20.70)%	(20.75)%	(20.40)%	(20.70)%	(20.75)%	(20.40)%
Since Inception	0.74%	0.67%	1.09%	2.32%	2.09%	3.41%

The inception date of the Fund was 1/23/12. The first day of secondary market trading was 1/24/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$764.50	$2.32	$1,000.00	$1,022.20	$2.66	0.53%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Energy	33.95%
Financials	19.71
Materials	11.73
Consumer Staples	11.29
Telecommunication Services	10.88
Information Technology	4.82
Consumer Discretionary	4.80
Industrials	2.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Statoil ASA	15.84%
DNB ASA	11.61
Telenor ASA	10.88
Yara International ASA	6.59
Norsk Hydro ASA	4.49
Orkla ASA	4.48
Schibsted ASA	4.44
Seadrill Ltd.	3.93
Gjensidige Forsikring ASA	3.46
Marine Harvest ASA	3.38

TOTAL	69.10%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI PHILIPPINES ETF

Performance as of February 28, 2015

The iShares MSCI Philippines ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Philippine equities, as represented by the MSCI Philippines Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.” For the six-month reporting period ended February 28, 2015, the total return for the Fund was 9.50%, net of fees, while the total return for the Index was 9.79%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	23.42%	23.42%	24.20%	23.42%	23.42%	24.20%
Since Inception	13.42%	13.48%	13.92%	74.53%	74.94%	77.96%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,095.00	$3.22	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	41.34%
Industrials	21.31
Telecommunication Services	13.06
Utilities	9.50
Consumer Staples	7.90
Consumer Discretionary	4.77
Materials	2.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Philippine Long Distance Telephone Co.	10.79%
Ayala Land Inc.	9.01
Universal Robina Corp.	6.62
BDO Unibank Inc.	6.20
JG Summit Holdings Inc.	5.73
SM Prime Holdings Inc.	5.67
Ayala Corp.	5.35
SM Investments Corp.	4.58
Aboitiz Equity Ventures Inc.	3.99
Jollibee Foods Corp.	3.38

TOTAL	61.32%

*	Excludes money market funds.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI POLAND CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Poland Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Polish equities, as represented by the MSCI Poland Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -13.52%, net of fees, while the total return for the Index was -13.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(21.02)%	(21.09)%	(20.74)%	(21.02)%	(21.09)%	(20.74)%
Since Inception	3.53%	3.40%	3.90%	18.00%	17.30%	19.98%

The inception date of the Fund was 5/25/10. The first day of secondary market trading was 5/26/10.

Index performance through February 11, 2013 reflects the performance of the MSCI Poland Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Poland Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$864.80	$2.82	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	44.57%
Energy	12.36
Utilities	12.05
Materials	10.39
Consumer Discretionary	8.60
Telecommunication Services	4.21
Industrials	3.07
Information Technology	2.47
Consumer Staples	2.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Powszechna Kasa Oszczednosci Bank Polski SA	10.13%
Powszechny Zaklad Ubezpieczen SA	9.70
Bank Pekao SA	8.43
Polski Koncern Naftowy Orlen SA	5.64
PGE Polska Grupa Energetyczna SA	5.57
KGHM Polska Miedz SA	5.36
Bank Zachodni WBK SA	4.55
Polskie Gornictwo Naftowe i Gazownictwo SA	3.90
mBank	3.01
LPP SA	2.94

TOTAL	59.23%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM ETF

Performance as of February 28, 2015

The iShares MSCI United Kingdom ETF (the “Fund”) seeks to track the investment results of an index composed of U.K. equities, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -4.77%, net of fees, while the total return for the Index was -4.51%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.35)%	(3.89)%	(2.82)%	(3.35)%	(3.89)%	(2.82)%
5 Years	8.76%	8.58%	9.35%	52.18%	50.94%	56.38%
10 Years	4.11%	4.07%	4.71%	49.54%	49.01%	58.48%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 17 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$952.30	$2.32	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 17 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	22.66%
Consumer Staples	17.10
Energy	14.66
Health Care	9.75
Consumer Discretionary	9.50
Materials	8.29
Industrials	7.11
Telecommunication Services	5.65
Utilities	4.07
Information Technology	1.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

HSBC Holdings PLC	6.24%
Royal Dutch Shell PLC Class A	4.66
BP PLC	4.60
GlaxoSmithKline PLC	4.22
British American Tobacco PLC	3.97
Vodafone Group PLC	3.35
AstraZeneca PLC	3.18
Royal Dutch Shell PLC Class B	3.03
Diageo PLC	2.74
Lloyds Banking Group PLC	2.54

TOTAL	38.53%

*	Excludes money market funds.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL PERU CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.71%

BANKS — 28.68%
BBVA Banco Continental SA	3,152,398	$4,226,963
Credicorp Ltd.	297,281	43,171,147
Intercorp Financial Services Inc.	297,049	8,703,536

		56,101,646
CONSTRUCTION & ENGINEERING — 3.98%
Grana y Montero SAA	4,204,597	7,784,278

		7,784,278
CONSTRUCTION MATERIALS — 4.81%
Cementos Pacasmayo SAA	3,000,405	4,944,125
Union Andina de Cementos SAA	6,270,687	4,457,354

		9,401,479
ELECTRIC UTILITIES — 4.19%
Empresa de Distribucion Electrica de Lima Norte SA	2,004,210	3,470,942
Luz del Sur SAA	1,314,170	4,725,917

		8,196,859
FOOD & STAPLES RETAILING — 2.47%
InRetail Peru Corp.[a,b]	305,970	4,834,326

		4,834,326
FOOD PRODUCTS — 4.84%
Alicorp SAA	4,015,524	7,589,924
Casa Grande SAA	942,763	1,885,526

		9,475,450
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.99%
Edegel SAA	4,753,108	5,851,160

		5,851,160
METALS & MINING — 44.52%
Cia. de Minas Buenaventura SAA ADR	1,097,414	12,708,054
Cia. Minera Atacocha SAA Class Bb	27,472,897	1,473,506
Cia. Minera Milpo SAA	6,795,181	4,127,606
Corp. Aceros Arequipa SA	11,798,640	1,524,865
Fortuna Silver Mines Inc.[b]	1,351,034	6,080,816
Hochschild Mining PLC[b]	2,621,043	3,564,491
Minsur SA	9,855,360	4,776,426
Rio Alto Mining Ltd.[b]	3,073,220	9,526,982
Sociedad Minera Cerro Verde SAA[b]	237,233	4,830,064

Security	Shares	Value
Southern Copper Corp.	1,119,975	$33,341,656
Volcan Cia. Minera SAA Class B	26,475,940	5,132,654

		87,087,120
OIL, GAS & CONSUMABLE FUELS — 0.69%
Refineria La Pampilla SA Relapasa[b]	24,003,139	1,357,205

		1,357,205
TRADING COMPANIES & DISTRIBUTORS — 2.54%
Ferreycorp SAA	10,701,734	4,979,159

		4,979,159

TOTAL COMMON STOCKS
(Cost: $319,811,008)		195,068,682

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	56,970	56,970

		56,970

TOTAL SHORT-TERM INVESTMENTS
(Cost: $56,970)		56,970

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $319,867,978)		195,125,652
Other Assets, Less Liabilities — 0.26%		507,392

NET ASSETS — 100.00%		$195,633,044

ADR — American Depositary Receipts

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.84%

AEROSPACE & DEFENSE — 0.15%
AviChina Industry & Technology Co. Ltd. Class H	3,232,000	$2,104,533

		2,104,533
AIR FREIGHT & LOGISTICS — 0.14%
Sinotrans Ltd. Class H	2,959,000	1,957,291

		1,957,291
AIRLINES — 0.17%
Air China Ltd. Class H	2,690,000	2,386,348

		2,386,348
AUTOMOBILES — 2.95%
Brilliance China Automotive Holdings Ltd.	4,842,000	9,502,381
Byd Co. Ltd. Class Ha	942,500	4,107,627
Chongqing Changan Automobile Co. Ltd. Class B	1,414,184	3,842,054
Dongfeng Motor Group Co. Ltd. Class H	4,304,000	6,848,263
Geely Automobile Holdings Ltd.	8,070,000	3,610,738
Great Wall Motor Co. Ltd. Class H	1,614,000	10,280,719
Guangzhou Automobile Group Co. Ltd. Class H	3,768,000	3,614,738

		41,806,520
BANKS — 23.22%
Agricultural Bank of China Ltd. Class H	34,701,000	17,226,447
Bank of China Ltd. Class H	127,775,000	73,480,778
Bank of Communications Co. Ltd. Class H	13,988,200	12,066,490
China CITIC Bank Corp. Ltd. Class H	12,912,800	9,790,182
China Construction Bank Corp. Class H	115,941,000	96,425,024
China Everbright Bank Co. Ltd. Class H	4,304,000	2,269,805
China Merchants Bank Co. Ltd. Class H	7,263,150	16,576,440
China Minsheng Banking Corp. Ltd. Class H	10,087,800	12,187,905
Chongqing Rural Commercial Bank Co. Ltd. Class H	4,035,000	2,512,949

Security	Shares	Value
Industrial & Commercial Bank of China Ltd. Class H	118,629,000	$86,576,554

		329,112,574
BEVERAGES — 0.24%
Tsingtao Brewery Co. Ltd. Class H	538,000	3,402,627

		3,402,627
CAPITAL MARKETS — 1.58%
China Cinda Asset Management Co. Ltd. Class Hb	8,339,000	4,107,432
China Everbright Ltd.	1,614,000	3,954,123
China Galaxy Securities Co. Ltd. Class Ha	2,555,500	3,047,969
CITIC Securities Co. Ltd. Class Ha	1,748,500	6,199,995
Haitong Securities Co. Ltd. Class Ha	2,152,000	5,133,422

		22,442,941
CHEMICALS — 0.13%
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,380,000	1,838,320

		1,838,320
COMMERCIAL SERVICES & SUPPLIES — 0.40%
China Everbright International Ltd.[a]	4,035,000	5,629,422

		5,629,422
COMMUNICATIONS EQUIPMENT — 0.16%
ZTE Corp. Class H	1,022,200	2,277,575

		2,277,575
CONSTRUCTION & ENGINEERING — 1.61%
China Communications Construction Co. Ltd. Class H	6,994,000	8,549,229
China Railway Construction Corp. Ltd. Class H	3,140,500	3,834,792
China Railway Group Ltd. Class H	6,187,000	5,025,898
China State Construction International Holdings Ltd.	2,690,000	3,829,255
Sinopec Engineering Group Co. Ltd. Class H	1,883,000	1,527,193

		22,766,367

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2015

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.06%
Anhui Conch Cement Co. Ltd. Class Ha	1,976,500	$6,715,377
BBMG Corp. Class H	1,883,000	1,648,592
China National Building Material Co. Ltd. Class H	4,842,000	4,738,704
China Resources Cement Holdings Ltd.[a]	3,234,000	1,918,186

		15,020,859
DIVERSIFIED FINANCIAL SERVICES — 0.14%
Far East Horizon Ltd.	2,152,000	2,006,197

		2,006,197
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.45%
Alibaba Health Information Technology Ltd.[b]	3,574,000	2,442,437
China Communications Services Corp. Ltd. Class H	3,766,800	1,729,082
China Telecom Corp. Ltd. Class H	22,058,000	14,277,851
China Unicom Hong Kong Ltd.	9,684,000	16,307,634

		34,757,004
ELECTRICAL EQUIPMENT — 0.53%
Shanghai Electric Group Co. Ltd. Class H	4,304,000	2,558,387
Zhuzhou CSR Times Electric Co. Ltd. Class H	889,000	5,009,290

		7,567,677
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.70%
AAC Technologies Holdings Inc.[a]	1,210,500	8,014,902
Kingboard Chemical Holdings Ltd.	1,076,300	1,859,650

		9,874,552
ENERGY EQUIPMENT & SERVICES — 0.29%
China Oilfield Services Ltd. Class Ha	2,690,000	4,085,927

		4,085,927
FOOD & STAPLES RETAILING — 0.56%
China Resources Enterprise Ltd.[a]	2,152,000	4,489,663
Sun Art Retail Group Ltd.[a]	3,900,500	3,500,439

		7,990,102

Security	Shares	Value
FOOD PRODUCTS — 2.31%
China Agri-Industries Holdings Ltd.[a]	3,497,900	$1,407,197
China Huishan Dairy Holdings Co. Ltd.	9,146,000	1,580,262
China Mengniu Dairy Co. Ltd.	2,152,000	9,711,880
Tingyi Cayman Islands Holding Corp.	3,228,000	8,116,357
Uni-President China Holdings Ltd.[a]	1,963,200	1,544,142
Want Want China Holdings Ltd.[a]	9,415,000	10,379,572

		32,739,410
GAS UTILITIES — 1.10%
China Gas Holdings Ltd.	3,228,000	5,019,655
China Resources Gas Group Ltd.	1,618,000	4,001,475
ENN Energy Holdings Ltd.[a]	1,242,000	6,589,985

		15,611,115
HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,232,000	2,662,963

		2,662,963
HEALTH CARE PROVIDERS & SERVICES — 0.64%
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,129,800	2,359,987
Sinopharm Group Co. Ltd. Class H	1,936,800	6,780,279

		9,140,266
HOUSEHOLD DURABLES — 0.35%
Haier Electronics Group Co. Ltd.	1,883,000	4,965,199

		4,965,199
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.05%
CGN Power Co. Ltd. Class Hb,c	8,534,000	3,444,213
China Longyuan Power Group Corp. Ltd.	4,842,000	5,194,468
China Resources Power Holdings Co. Ltd.	3,234,000	8,569,290
Datang International Power Generation Co. Ltd. Class H	4,304,000	2,153,262

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2015

Security	Shares	Value
Huadian Power International Corp. Ltd. Class H	2,646,000	$2,224,490
Huaneng Power International Inc. Class H	5,918,000	7,439,994

		29,025,717
INDUSTRIAL CONGLOMERATES — 0.86%
Beijing Enterprises Holdings Ltd.	807,000	5,993,617
CITIC Ltd.	3,499,000	6,144,889

		12,138,506
INSURANCE — 10.64%
China Life Insurance Co. Ltd. Class H	12,105,000	51,897,859
China Pacific Insurance Group Co. Ltd. Class H	4,250,200	22,195,114
China Taiping Insurance Holdings Co. Ltd.[b]	1,775,524	6,181,350
New China Life Insurance Co. Ltd. Class H	1,152,800	6,636,948
People’s Insurance Co. Group of China Ltd. Class H	10,760,000	5,563,520
PICC Property & Casualty Co. Ltd. Class H	5,578,308	11,954,365
Ping An Insurance Group Co. of China Ltd. Class H	4,169,500	46,369,891

		150,799,047
INTERNET SOFTWARE & SERVICES — 10.24%
Tencent Holdings Ltd.	8,285,200	145,182,895

		145,182,895
MACHINERY — 1.08%
China CNR Corp. Ltd. Class Hb,c	2,824,500	3,882,324
China International Marine Containers Group Co. Ltd. Class H	807,000	1,529,621
CSR Corp. Ltd. Class Ha	3,308,000	4,282,449
Haitian International Holdings Ltd.	1,076,000	2,328,076
Weichai Power Co. Ltd. Class H	807,000	3,277,760

		15,300,230
MARINE — 0.28%
China COSCO Holdings Co. Ltd. Class Ha,b	4,304,000	2,142,163

Security	Shares	Value
China Shipping Container Lines Co. Ltd. Class Hb	5,918,000	$1,839,014

		3,981,177
MEDIA — 0.13%
Alibaba Pictures Group Ltd.[a,b]	8,070,000	1,873,005

		1,873,005
METALS & MINING — 0.99%
Aluminum Corp. of China Ltd. Class Ha,b	6,456,000	3,130,000
Fosun International Ltd.[a]	2,824,500	4,567,012
Jiangxi Copper Co. Ltd. Class H	2,152,000	3,673,866
Zijin Mining Group Co. Ltd. Class H	9,146,000	2,712,389

		14,083,267
OIL, GAS & CONSUMABLE FUELS — 10.07%
China Coal Energy Co. Ltd. Class Ha	6,456,000	3,479,628
China Petroleum & Chemical Corp. Class H	40,889,000	34,269,900
China Shenhua Energy Co. Ltd. Class H	5,514,500	14,434,282
CNOOC Ltd.	28,783,000	41,344,167
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,694,774	2,303,198
Kunlun Energy Co. Ltd.[a]	5,384,000	5,296,910
PetroChina Co. Ltd. Class H	33,894,000	39,333,114
Yanzhou Coal Mining Co. Ltd. Class Ha	2,694,000	2,223,159

		142,684,358
PAPER & FOREST PRODUCTS — 0.20%
Lee & Man Paper Manufacturing Ltd.[a]	2,152,000	1,109,929
Nine Dragons Paper (Holdings) Ltd.	2,690,000	1,744,670

		2,854,599
PERSONAL PRODUCTS — 0.98%
Hengan International Group Co. Ltd.	1,210,500	13,883,653

		13,883,653
PHARMACEUTICALS — 1.27%
China Medical System Holdings Ltd.	1,614,000	2,672,154
CSPC Pharmaceutical Group Ltd.	4,842,000	3,958,285

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2015

Security	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	672,500	$2,237,201
Sihuan Pharmaceutical Holdings Group Ltd.[a]	6,725,000	4,006,151
Sino Biopharmaceutical Ltd.	5,380,000	5,112,611

		17,986,402
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.82%
China Overseas Land & Investment Ltd.	6,456,000	19,687,368
China Resources Land Ltd.[a]	3,506,665	9,314,392
China South City Holdings Ltd.[a]	3,766,000	1,189,705
China Vanke Co. Ltd. Class Ha,b	2,152,031	4,939,256
Country Garden Holdings Co. Ltd.	8,293,727	3,304,465
Evergrande Real Estate Group Ltd.[a]	9,684,000	4,270,452
Franshion Properties China Ltd.	5,918,000	1,739,814
Guangzhou R&F Properties Co. Ltd. Class H	1,614,000	1,877,168
Longfor Properties Co. Ltd.	2,152,000	2,830,319
New World China Land Ltd.	4,304,000	2,819,220
Shanghai Industrial Holdings Ltd.	807,000	2,445,313
Shimao Property Holdings Ltd.	2,152,000	4,567,359
Shui On Land Ltd.	6,052,500	1,404,754
Sino-Ocean Land Holdings Ltd.	5,514,500	3,441,474
SOHO China Ltd.	2,959,000	2,117,537
Yuexiu Property Co. Ltd.[a]	11,436,320	2,300,403

		68,248,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.34%
GCL-Poly Energy Holdings Ltd.[a,b]	16,409,000	3,935,393
Hanergy Thin Film Power Group Ltd.[a]	19,906,000	11,601,534
Semiconductor Manufacturing International Corp.[b]	39,543,000	3,467,141

		19,004,068
SOFTWARE — 0.17%
Kingsoft Corp. Ltd.[a]	1,076,000	2,472,367

		2,472,367

Security	Shares	Value
SPECIALTY RETAIL — 0.16%
GOME Electrical Appliances Holding Ltd.[a]	16,409,000	$2,221,593

		2,221,593
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.17%
Lenovo Group Ltd.	10,760,000	16,593,441

		16,593,441
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
Anta Sports Products Ltd.	1,614,000	3,246,543
Belle International Holdings Ltd.	7,532,000	8,148,267
Shenzhou International Group Holdings Ltd.	807,000	3,194,515

		14,589,325
TRANSPORTATION INFRASTRUCTURE — 1.22%
Beijing Capital International Airport Co. Ltd. Class H	2,156,000	2,032,166
China Merchants Holdings International Co. Ltd.[a]	1,614,000	6,139,296
COSCO Pacific Ltd.	2,690,000	3,877,815
Jiangsu Expressway Co. Ltd. Class H	2,152,000	2,655,505
Zhejiang Expressway Co. Ltd. Class H	2,152,000	2,647,181

		17,351,963
WATER UTILITIES — 0.65%
Beijing Enterprises Water Group Ltd.	6,994,000	4,346,760
Guangdong Investment Ltd.	3,766,000	4,851,084

		9,197,844
WIRELESS TELECOMMUNICATION SERVICES — 9.42%
China Mobile Ltd.	9,819,500	133,451,354

		133,451,354

TOTAL COMMON STOCKS
(Cost: $1,294,659,982)		1,415,069,599

SHORT-TERM INVESTMENTS — 5.34%

MONEY MARKET FUNDS — 5.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	70,687,630	70,687,630
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	4,125,500	4,125,500

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA ETF

February 28, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	871,369	$871,369

		75,684,499

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,684,499)		75,684,499

TOTAL INVESTMENTS IN SECURITIES — 105.18%
(Cost: $1,370,344,481)		1,490,754,098
Other Assets, Less Liabilities — (5.18)%		(73,411,457)

NET ASSETS — 100.00%		$1,417,342,641

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	16	Mar. 2015	Hong Kong Futures	$1,263,318	$9,166

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI DENMARK CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.90%

BANKS — 11.02%
Danske Bank A/S	146,874	$3,898,713
Jyske Bank A/S Registered[a]	20,979	910,369
Spar Nord Bank A/S	31,689	288,171
Sydbank A/Sa	26,250	820,688

		5,917,941
BEVERAGES — 5.28%
Carlsberg A/S Class B	24,720	2,119,775
Royal Unibrew A/Sa	3,969	715,893

		2,835,668
BIOTECHNOLOGY — 3.70%
Bavarian Nordic A/Sa	19,824	627,233
Genmab A/Sa	15,498	1,148,440
Zealand Pharma A/Sa	17,220	213,537

		1,989,210
BUILDING PRODUCTS — 0.69%
Rockwool International A/S Class B	3,356	369,753

		369,753
CHEMICALS — 8.00%
Auriga Industries A/S Class Ba	9,597	447,181
Chr Hansen Holding A/S	27,216	1,222,336
Novozymes A/S Class B	54,096	2,630,420

		4,299,937
COMMERCIAL SERVICES & SUPPLIES — 1.73%
ISS A/Sa	29,694	928,363

		928,363
CONSTRUCTION & ENGINEERING — 1.77%
FLSmidth & Co. A/Sb	16,044	735,526
PER Aarsleff A/S Class B	924	216,662

		952,188
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.06%
TDC A/S	207,648	1,646,402

		1,646,402
ELECTRICAL EQUIPMENT — 4.08%
Vestas Wind Systems A/Sa	51,828	2,189,833

		2,189,833
FOOD PRODUCTS — 0.83%
Schouw & Co.	9,345	445,271

		445,271
HEALTH CARE EQUIPMENT & SUPPLIES — 7.68%
Ambu A/S	10,374	212,846
Coloplast A/S Class B	26,649	2,132,977

Security	Shares	Value
GN Store Nord A/S	48,195	$1,122,120
William Demant Holding A/Sa,b	8,001	657,835

		4,125,778
HOUSEHOLD DURABLES — 0.39%
Bang & Olufsen A/Sa,b	28,896	207,612

		207,612
INSURANCE — 4.80%
Alm Brand A/Sa	80,010	479,847
Topdanmark A/Sa	32,361	1,074,979
Tryg A/S	8,211	1,023,760

		2,578,586
MACHINERY — 1.18%
NKT Holding A/S	10,563	634,293

		634,293
MARINE — 12.08%
AP Moeller – Maersk A/S Class A	882	1,967,380
AP Moeller – Maersk A/S Class B	1,604	3,705,646
D/S Norden A/Sb	12,579	279,452
DFDS A/S	4,998	538,643

		6,491,121
PHARMACEUTICALS — 23.19%
ALK-Abello A/S	3,633	422,661
Novo Nordisk A/S Class B	250,404	12,032,881

		12,455,542
ROAD & RAIL — 3.08%
DSV A/S	51,072	1,653,539

		1,653,539
SOFTWARE — 1.19%
SimCorp A/S	18,186	642,378

		642,378
SPECIALTY RETAIL — 0.63%
Matas A/S	14,595	337,840

		337,840
TEXTILES, APPAREL & LUXURY GOODS — 5.03%
IC Group A/S	11,592	285,751
Pandora A/S	26,397	2,414,354

		2,700,105
TRADING COMPANIES & DISTRIBUTORS — 0.49%
Solar A/S Class B	5,103	263,091

		263,091

TOTAL COMMON STOCKS
(Cost: $53,549,066)		53,664,451

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI DENMARK CAPPED ETF

February 28, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 3.39%

MONEY MARKET FUNDS — 3.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,713,407	$1,713,407
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	99,999	99,999
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,372	5,372

		1,818,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,818,778)		1,818,778

TOTAL INVESTMENTS IN SECURITIES — 103.29%
(Cost: $55,367,844)		55,483,229
Other Assets, Less Liabilities — (3.29)%		(1,768,100)

NET ASSETS — 100.00%		$53,715,129

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 76.21%

BRAZIL — 31.26%
Ambev SA	81,900	$525,310
B2W Cia. Digital[a]	2,000	14,024
Banco Bradesco SA	10,830	141,428
Banco do Brasil SA	15,000	124,434
Banco Santander Brasil SA Units	7,500	37,063
BB Seguridade Participacoes SA	12,300	139,374
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	31,200	109,552
BR Malls Participacoes SA	7,500	44,355
BRF SA	11,400	256,877
CCR SA	15,300	89,199
Centrais Eletricas Brasileiras SA	3,600	6,736
CETIP SA – Mercados Organizados	3,604	43,359
Cia. de Saneamento Basico do Estado de Sao Paulo	6,000	35,547
Cia. Siderurgica Nacional SA	12,600	22,694
Cielo SA	12,428	194,329
Cosan SA Industria e Comercio	2,400	23,745
CPFL Energia SA	4,200	27,277
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,100	20,654
Duratex SA	4,784	12,699
EcoRodovias Infraestrutura e Logistica SA	3,600	13,270
EDP – Energias do Brasil SA	4,500	14,180
Embraer SA	11,700	101,887
Estacio Participacoes SA	5,100	34,424
Fibria Celulose SAa	4,200	54,142
Hypermarcas SAa	6,300	42,083
JBS SA	12,600	55,171
Klabin SA Units	8,100	45,325
Kroton Educacional SA	23,916	86,903
Localiza Rent A Car SA	2,520	30,846
Lojas Americanas SA	3,050	13,653
Lojas Renner SA	2,100	61,758
M. Dias Branco SA	600	17,417
Multiplan Empreendimentos Imobiliarios SA	1,500	28,617
Natura Cosmeticos SA	3,000	29,503
Odontoprev SA	4,500	16,446
Petroleo Brasileiro SA	51,300	170,082
Porto Seguro SA	2,100	23,002
Qualicorp SAa	3,600	32,735

Security	Shares	Value
Raia Drogasil SA	3,900	$38,873
Souza Cruz SA	6,600	58,536
Sul America SA	3,083	14,103
TIM Participacoes SA	14,700	61,281
TOTVS SA	2,100	25,198
Tractebel Energia SA	2,700	31,539
Transmissora Alianca de Energia Eletrica SA Units	1,500	10,980
Ultrapar Participacoes SA	6,300	131,273
Vale SA	22,500	167,215
Via Varejo SAa	2,100	12,412
WEG SA	5,070	54,435

		3,345,945
CHILE — 8.60%
AES Gener SA	45,860	24,464
Aguas Andinas SA Series A	49,083	29,178
Banco de Chile	416,217	48,632
Banco de Credito e Inversiones	551	25,462
Banco Santander Chile	1,130,847	59,346
Cencosud SA	21,366	52,857
Cia. Cervecerias Unidas SA	2,644	25,063
Colbun SA	145,395	40,844
CorpBanca SA	2,284,425	27,606
Empresa Nacional de Electricidad SA/Chile	57,546	86,482
Empresas CMPC SA	21,920	57,067
Empresas COPEC SA	7,728	90,635
Enersis SA	335,022	110,140
ENTEL Chile SA	2,061	21,683
LATAM Airlines Group SAa	5,691	60,549
SACI Falabella	17,019	123,632
SONDA SA	8,340	20,870
Vina Concha y Toro SA	7,878	15,702

		920,212
COLOMBIA — 2.87%
Almacenes Exito SA	3,456	34,225
Cementos Argos SA	7,102	25,513
Cemex Latam Holdings SAa	2,937	17,663
Corp. Financiera Colombiana SA	1,377	20,703
Corp. Financiera Colombiana SA New[a]	24	357
Ecopetrol SA	86,781	72,544
Grupo Argos SA/Colombia	5,259	40,062
Grupo de Inversiones Suramericana SA	4,132	58,049

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 28, 2015

Security	Shares	Value
Interconexion Electrica SA ESP	6,831	$21,390
Isagen SA ESP	14,410	16,870

		307,376
MEXICO — 30.73%
Alfa SAB de CV Series Aa	49,800	107,880
America Movil SAB de CV	577,500	617,977
Arca Continental SAB de CVa	6,900	43,739
Cemex SAB de CV CPO[a]	213,303	216,128
Coca-Cola Femsa SAB de CV Series L	7,500	64,747
Controladora Comercial Mexicana SAB de CV BC Units	7,800	25,019
El Puerto de Liverpool SAB de CV Series C1[a]	3,300	37,277
Fibra Uno Administracion SA de CV	39,300	110,209
Fomento Economico Mexicano SAB de CVa	33,900	323,605
Genomma Lab Internacional SAB de CV Series Ba,b	13,200	14,408
Gentera SAB de CVa	19,200	36,803
Gruma SAB de CV Series B	3,000	36,744
Grupo Aeroportuario del Pacifico SAB de CV Series B	5,700	38,637
Grupo Aeroportuario del Sureste SAB de CV Series Ba	3,600	49,365
Grupo Bimbo SAB de CVa	28,200	79,628
Grupo Carso SAB de CV Series A1	9,900	44,680
Grupo Comercial Chedraui SA de CVa	5,100	16,700
Grupo Financiero Banorte SAB de CV Series O	43,500	236,207
Grupo Financiero Inbursa SAB de CV Series O	40,500	113,710
Grupo Financiero Santander Mexico SAB de CV Series Bb	32,100	70,804
Grupo Lala SAB de CV	9,900	19,744
Grupo Mexico SAB de CV Series B	66,900	202,329
Grupo Televisa SAB CPO[a]	45,000	305,809
Industrias Penoles SAB de CV	2,475	52,592
Kimberly-Clark de Mexico SAB de CV Series A	27,300	55,597
Mexichem SAB de CV	16,568	48,290
Minera Frisco SAB de CV Series A1[a,b]	9,900	13,176
OHL Mexico SAB de CVa	13,800	28,482
Promotora y Operadora de Infraestructura SAB de CVa	4,500	53,875

Security	Shares	Value
Wal-Mart de Mexico SAB de CV Series V	91,800	$224,650

		3,288,811
PERU — 2.75%
Cia. de Minas Buenaventura SA ADR	3,330	38,561
Credicorp Ltd.	1,173	170,343
Southern Copper Corp.	2,862	85,202

		294,106

TOTAL COMMON STOCKS
(Cost: $10,344,549)		8,156,450

PREFERRED STOCKS — 23.25%

BRAZIL — 21.19%
AES Tiete SA	1,500	9,075
Banco Bradesco SA	36,640	481,810
Banco do Estado do Rio Grande do Sul SA Class B	3,300	14,692
Bradespar SA	3,900	18,059
Braskem SA Class A	2,700	12,087
Centrais Eletricas Brasileiras SA Class B	5,100	12,361
Cia. Brasileira de Distribuicao	2,400	81,543
Cia. Energetica de Minas Gerais	12,990	58,968
Cia. Energetica de Sao Paulo Class B	3,300	27,179
Cia. Paranaense de Energia Class B	1,800	21,718
Gerdau SA	15,300	54,418
Itau Unibanco Holding SA	47,924	611,757
Itausa – Investimentos Itau SA	55,829	197,008
Lojas Americanas SA	8,465	49,410
Metalurgica Gerdau SA	5,100	19,905
Oi SA	4,836	10,046
Petroleo Brasileiro SA	73,200	244,994
Suzano Papel e Celulose SA Class A	5,400	22,776
Telefonica Brasil SA	5,100	94,371
Usinas Siderurgicas de Minas Gerais SA Class A	7,200	10,400
Vale SA	33,300	215,568

		2,268,145
CHILE — 0.54%
Embotelladora Andina SA Class B	5,424	15,129
Sociedad Quimica y Minera de Chile SA Series B	1,638	42,100

		57,229

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS LATIN AMERICA ETF

February 28, 2015

Security	Shares	Value
COLOMBIA — 1.52%
Banco Davivienda SA	1,683	$17,814
Bancolombia SA	7,459	77,156
Grupo Argos SA/Colombia	2,064	15,392
Grupo Aval Acciones y Valores	59,526	29,236
Grupo de Inversiones Suramericana SA	1,626	22,752

		162,350

TOTAL PREFERRED STOCKS
(Cost: $4,270,857)		2,487,724

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	409	486

		486

TOTAL RIGHTS
(Cost: $0)		486

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	62,926	62,926
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	3,673	3,673
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,914	2,914

		69,513

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,513)		69,513

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $14,684,919)		10,714,173
Other Assets, Less Liabilities — (0.11)%		(12,081)

NET ASSETS — 100.00%		$10,702,092

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FINLAND CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.40%

AUTO COMPONENTS — 2.53%
Nokian Renkaat OYJ	16,225	$481,358

		481,358
BUILDING PRODUCTS — 0.89%
Uponor OYJ	9,328	169,496

		169,496
CHEMICALS — 1.08%
Kemira OYJ	16,445	204,930

		204,930
COMMERCIAL SERVICES & SUPPLIES — 0.86%
Caverion Corp.	17,237	163,951

		163,951
COMMUNICATIONS EQUIPMENT — 20.38%
Nokia OYJ	481,151	3,877,621

		3,877,621
CONSTRUCTION & ENGINEERING — 1.54%
Outotec OYJ[a]	28,050	169,739
YIT OYJ[a]	19,558	122,410

		292,149
CONTAINERS & PACKAGING — 1.97%
Huhtamaki OYJ	12,639	374,402

		374,402
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.89%
Elisa OYJ	20,174	550,090

		550,090
ELECTRIC UTILITIES — 4.58%
Fortum OYJ	38,137	870,926

		870,926
ELECTRICAL EQUIPMENT — 0.50%
PKC Group OYJ	4,851	95,492

		95,492
FOOD & STAPLES RETAILING — 1.99%
Kesko OYJ Class B	9,526	377,816

		377,816
FOOD PRODUCTS — 0.62%
Atria OYJ	5,104	56,047
HKScan OYJ Class A	10,087	62,453

		118,500
HEALTH CARE PROVIDERS & SERVICES — 0.40%
Oriola-KD OYJ Class Bb	17,622	76,098

		76,098

Security	Shares	Value
INSURANCE — 15.15%
Sampo OYJ Class A	56,980	$2,882,413

		2,882,413
IT SERVICES — 1.15%
Tieto OYJ	8,228	219,649

		219,649
LEISURE PRODUCTS — 1.99%
Amer Sports OYJ	17,380	379,358

		379,358
MACHINERY — 20.35%
Cargotec OYJ Class B	6,105	225,083
Kone OYJ Class B	39,215	1,811,322
Konecranes OYJ	7,348	255,416
Metso OYJ	16,071	518,248
Valmet OYJ	19,701	260,531
Wartsila OYJ Abp	17,622	800,709

		3,871,309
MEDIA — 0.56%
Sanoma OYJ[a]	17,017	107,079

		107,079
METALS & MINING — 1.05%
Outokumpu OYJ[a,b]	30,448	200,131

		200,131
MULTILINE RETAIL — 0.40%
Stockmann OYJ Abp Class Ba	8,547	76,694

		76,694
OIL, GAS & CONSUMABLE FUELS — 2.53%
Neste Oil OYJ	18,403	480,746

		480,746
PAPER & FOREST PRODUCTS — 9.22%
Metsa Board OYJ	26,414	173,320
Stora Enso OYJ Class R	76,450	735,736
UPM-Kymmene OYJ	44,913	844,816

		1,753,872
PHARMACEUTICALS — 2.48%
Orion OYJ Class B	14,432	470,899

		470,899
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.35%
Citycon OYJ	46,475	164,935
Sponda OYJ	36,036	180,757
Technopolis OYJ	20,625	101,790

		447,482

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FINLAND CAPPED ETF

February 28, 2015

Security	Shares	Value
SOFTWARE — 0.79%
Elektrobit OYJ	15,312	$75,225
F-Secure OYJ	24,068	75,049

		150,274
TRADING COMPANIES & DISTRIBUTORS — 1.15%
Cramo OYJ	7,029	112,742
Ramirent OYJ	13,398	106,999

		219,741

TOTAL COMMON STOCKS
(Cost: $20,176,480)		18,912,476

RIGHTS — 0.09%

HEALTH CARE PROVIDERS & SERVICES — 0.05%
Oriola-KD OYJ[b]	33,836	10,247

		10,247
PAPER & FOREST PRODUCTS — 0.04%
Metsa Board OYJ[b]	35,321	7,230

		7,230

TOTAL RIGHTS
(Cost: $0)		17,477

SHORT-TERM INVESTMENTS — 3.82%

MONEY MARKET FUNDS — 3.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	680,767	680,767
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	39,731	39,731
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,274	6,274

		726,772

TOTAL SHORT-TERM INVESTMENTS
(Cost: $726,772)		726,772

TOTAL INVESTMENTS IN SECURITIES — 103.31%
(Cost: $20,903,252)		19,656,725
Other Assets, Less Liabilities — (3.31)%		(630,651)

NET ASSETS — 100.00%		$19,026,074

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI INDONESIA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.83%

AIRLINES — 0.16%
Garuda Indonesia Persero Tbk PTa	25,400,806	$1,031,754

		1,031,754
AUTO COMPONENTS — 0.13%
Gajah Tunggal Tbk PT	7,738,586	838,222

		838,222
AUTOMOBILES — 9.59%
Astra International Tbk PT	99,369,130	60,351,851

		60,351,851
BANKS — 30.61%
Bank Bukopin Tbk PT	15,612,999	960,335
Bank Central Asia Tbk PT	60,516,858	66,018,391
Bank Danamon Indonesia Tbk PT	16,467,160	6,115,464
Bank Mandiri Persero Tbk PT	45,817,280	42,538,287
Bank Negara Indonesia Persero Tbk PT	36,618,458	19,477,903
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	11,931,236	904,651
Bank Pembangunan Daerah Jawa Timur Tbk PT	14,613,200	616,185
Bank Rakyat Indonesia Persero Tbk PT	54,496,272	54,285,455
Bank Tabungan Negara Persero Tbk PT	20,752,626	1,718,012

		192,634,683
BUILDING PRODUCTS — 0.28%
Arwana Citramulia Tbk PT	23,425,600	1,730,866

		1,730,866
CONSTRUCTION & ENGINEERING — 2.05%
Adhi Karya Persero Tbk PT	4,420,400	1,176,493
Inovisi Infracom Tbk PTa	9,476,400	85,782
Pembangunan Perumahan Persero Tbk PT	10,697,100	3,360,172
Sitara Propertindo Tbk PTa	19,600,200	670,274
Surya Semesta Internusa Tbk PT	17,350,374	1,805,513
Total Bangun Persada Tbk PT	5,832,100	494,093
Waskita Karya Persero Tbk PT	16,642,900	2,337,088
Wijaya Karya Persero Tbk PT	10,565,039	2,991,725

		12,921,140
CONSTRUCTION MATERIALS — 5.04%
Indocement Tunggal Prakarsa Tbk PT	7,227,644	13,448,730

Security	Shares	Value
PT Wijaya Karya Beton Tbk[a]	10,717,300	$1,165,014
Semen Baturaja Persero TBK PT	12,079,400	342,055
Semen Indonesia Persero Tbk PT	14,558,455	16,754,895

		31,710,694
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.79%
Telekomunikasi Indonesia Persero Tbk PT	247,419,590	56,183,868
XL Axiata Tbk PT	14,664,300	5,440,257

		61,624,125
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.23%
Erajaya Swasembada Tbk PTa	5,677,100	491,942
Sigmagold Inti Perkasa Tbk PTa	25,688,800	934,138

		1,426,080
FOOD & STAPLES RETAILING — 0.27%
Matahari Putra Prima Tbk PT	5,289,800	1,710,744

		1,710,744
FOOD PRODUCTS — 6.84%
Astra Agro Lestari Tbk PT	1,931,470	3,683,616
Charoen Pokphand Indonesia Tbk PT	36,223,425	10,607,788
Eagle High Plantations Tbk PT	61,605,052	1,744,484
Indofood CBP Sukses Makmur Tbk PT	5,724,277	6,333,243
Indofood Sukses Makmur Tbk PT	21,550,630	12,338,465
Japfa Comfeed Indonesia Tbk PT	23,609,500	1,643,988
Malindo Feedmill Tbk PT	3,957,600	655,262
Nippon Indosari Corpindo Tbk PT	7,491,100	712,886
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	15,071,100	2,192,160
Salim Ivomas Pratama Tbk PT	19,408,600	1,118,716
Sampoerna Agro PT	3,247,872	517,649
Tiga Pilar Sejahtera Food Tbk	8,659,900	1,474,026

		43,022,283
GAS UTILITIES — 3.42%
Perusahaan Gas Negara Persero Tbk PT	53,551,307	21,544,820

		21,544,820
HEALTH CARE PROVIDERS & SERVICES — 0.21%
Siloam International Hospitals Tbk PTa	1,418,300	1,341,487

		1,341,487

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2015

Security	Shares	Value
HOUSEHOLD PRODUCTS — 3.32%
Unilever Indonesia Tbk PT	7,490,604	$20,863,578

		20,863,578
INSURANCE — 0.27%
Panin Financial Tbk PTa	70,486,878	1,690,594

		1,690,594
MACHINERY — 2.10%
United Tractors Tbk PT	8,238,696	13,226,533

		13,226,533
MARINE — 0.00%
Berlian Laju Tanker Tbk PTa	20,137,514	—

		—
MEDIA — 3.99%
Global Mediacom Tbk PT	31,329,100	4,884,189
Media Nusantara Citra Tbk PT	24,522,900	5,976,567
MNC Investama Tbk PT	151,738,600	3,991,576
MNC Sky Vision Tbk PTa	6,938,700	915,318
Surya Citra Media Tbk PT	28,679,700	8,099,103
Visi Media Asia Tbk PTa	28,080,800	1,249,243

		25,115,996
METALS & MINING — 0.77%
Aneka Tambang Persero Tbk PT	16,429,766	1,277,518
Hanson International Tbk PTa	31,392,607	1,833,765
Krakatau Steel Persero Tbk PTa	15,470,600	554,189
Timah Persero Tbk PT	14,676,280	1,158,205

		4,823,677
MULTILINE RETAIL — 2.98%
Matahari Department Store Tbk PT	10,026,400	13,846,905
Mitra Adiperkasa Tbk PT	3,665,500	1,552,697
Multipolar Tbk PT	34,584,300	2,475,085
Ramayana Lestari Sentosa Tbk PT	15,677,300	867,255

		18,741,942
OIL, GAS & CONSUMABLE FUELS — 3.44%
Adaro Energy Tbk PT	70,661,739	5,248,377
Benakat Integra Tbk PT	106,769,610	916,938
Bumi Resources Tbk PTa	152,834,417	1,064,224
Elnusa Tbk PT	16,107,000	704,097
Energi Mega Persada Tbk PTa	197,869,542	1,469,669
Golden Eagle Energy Tbk PTa	5,404,269	836,251
Harum Energy Tbk PT	3,971,100	508,485
Indika Energy Tbk PTa	7,672,400	269,499

Security	Shares	Value
Indo Tambangraya Megah Tbk PT	1,939,980	$2,536,608
Medco Energi Internasional Tbk PT	8,178,652	1,898,333
Sugih Energy Tbk PTa	90,849,711	2,924,061
Tambang Batubara Bukit Asam Persero Tbk PT	3,958,250	3,269,193

		21,645,735
PAPER & FOREST PRODUCTS — 0.04%
Indah Kiat Pulp & Paper Corp. Tbk PT	3,211,522	231,081

		231,081
PERSONAL PRODUCTS — 0.11%
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	14,715,000	666,017

		666,017
PHARMACEUTICALS — 2.30%
Kalbe Farma Tbk PT	103,551,285	14,461,127

		14,461,127
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.69%
Agung Podomoro Land Tbk PT	30,193,000	1,072,231
Alam Sutera Realty Tbk PT	53,049,616	2,749,961
Bekasi Fajar Industrial Estate Tbk PT	18,977,600	1,020,459
Bumi Serpong Damai Tbk PT	36,076,622	6,196,526
Ciputra Development Tbk PT	52,116,022	5,987,798
Ciputra Property Tbk PT	13,669,640	787,921
Ciputra Surya Tbk PT	3,896,580	919,503
Intiland Development Tbk PT	30,637,120	1,398,522
Kawasan Industri Jababeka Tbk PT	84,444,649	2,365,104
Lippo Cikarang Tbk PTa	2,053,500	1,894,622
Lippo Karawaci Tbk PT	96,295,362	8,791,376
Modernland Realty Tbk PT	43,071,918	1,949,483
Nirvana Development Tbk PTa	30,987,100	539,427
Pakuwon Jati Tbk PT	106,392,777	4,527,352
Sentul City Tbk PTa	107,892,050	1,210,394
Summarecon Agung Tbk PT	49,576,558	6,961,815

		48,372,494
SPECIALTY RETAIL — 0.62%
Ace Hardware Indonesia Tbk PT	37,885,279	2,476,832
Mitra Pinasthika Mustika Tbk PTa	8,744,500	619,050

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDONESIA ETF

February 28, 2015

Security	Shares	Value
Tiphone Mobile Indonesia Tbk PTa	10,330,600	$791,280

		3,887,162
TOBACCO — 1.55%
Gudang Garam Tbk PT	2,361,142	9,759,691

		9,759,691
TRANSPORTATION INFRASTRUCTURE — 0.96%
Jasa Marga Persero Tbk PT	10,014,400	5,501,141
Nusantara Infrastructure Tbk PTa	37,439,800	561,959

		6,063,100
WIRELESS TELECOMMUNICATION SERVICES — 1.07%
Tower Bersama Infrastructure Tbk PT	9,417,000	6,757,654

		6,757,654

TOTAL COMMON STOCKS
(Cost: $702,858,729)		628,195,130

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	137,478	137,478

		137,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,478)		137,478

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $702,996,207)		628,332,608
Other Assets, Less Liabilities — 0.15%		943,805

NET ASSETS — 100.00%		$629,276,413

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI IRELAND CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.88%

AIRLINES — 6.21%
Aer Lingus Group PLC	852,659	$2,156,648
Ryanair Holdings PLC ADR	49,472	3,134,051

		5,290,699
BANKS — 10.33%
Bank of Ireland[a]	23,071,626	8,798,615

		8,798,615
BEVERAGES — 3.26%
C&C Group PLC	641,323	2,777,371

		2,777,371
BUILDING PRODUCTS — 4.60%
Kingspan Group PLC	199,062	3,919,642

		3,919,642
CONSTRUCTION MATERIALS — 21.60%
CRH PLC	648,095	18,402,373

		18,402,373
CONTAINERS & PACKAGING — 4.58%
Smurfit Kappa Group PLC	139,060	3,904,874

		3,904,874
DIVERSIFIED FINANCIAL SERVICES — 0.16%
IFG Group PLC	71,490	132,308

		132,308
FOOD & STAPLES RETAILING — 3.58%
Fyffes PLC	1,144,632	1,508,554
Total Produce PLC	1,269,332	1,537,646

		3,046,200
FOOD PRODUCTS — 18.19%
Donegal Investment Group PLC	8,185	53,616
Glanbia PLC	223,920	4,093,904
Kerry Group PLC Class A	136,308	9,937,838
Origin Enterprises PLC	147,701	1,408,185

		15,493,543
HEALTH CARE PROVIDERS & SERVICES — 4.26%
UDG Healthcare PLC	502,596	3,627,242

		3,627,242
HOTELS, RESTAURANTS & LEISURE — 4.15%
Paddy Power PLC	46,717	3,537,007

		3,537,007
INSURANCE — 1.82%
FBD Holdings PLC	113,490	1,554,284

		1,554,284

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.10%
Datalex PLC	47,313	$84,910

		84,910
LIFE SCIENCES TOOLS & SERVICES — 4.95%
ICON PLC[a]	61,167	4,221,135

		4,221,135
MARINE — 2.33%
Irish Continental Group PLC	504,861	1,981,970

		1,981,970
OIL, GAS & CONSUMABLE FUELS — 0.07%
San Leon Energy PLC[a]	2,282,796	59,267

		59,267
PROFESSIONAL SERVICES — 1.54%
CPL Resources PLC	209,111	1,309,958

		1,309,958
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.91%
Green REIT PLC[a]	713,387	1,208,257
Hibernia REIT PLC	1,577,309	2,123,026

		3,331,283
TRADING COMPANIES & DISTRIBUTORS — 4.24%
Grafton Group PLC	311,691	3,612,653

		3,612,653

TOTAL COMMON STOCKS
(Cost: $80,423,077)		85,085,334

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	105,425	105,425

		105,425

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,425)		105,425

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $80,528,502)		85,190,759
Other Assets, Less Liabilities — 0.00%		(1,354)

NET ASSETS — 100.00%		$85,189,405

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 100.21%

AIR FREIGHT & LOGISTICS — 1.99%
Freightways Ltd.	565,949	$2,732,438

		2,732,438
AIRLINES — 2.94%
Air New Zealand Ltd.	1,872,851	4,039,249

		4,039,249
CHEMICALS — 1.41%
Nuplex Industries Ltd.	791,002	1,933,450

		1,933,450
CONSTRUCTION MATERIALS — 11.35%
Fletcher Building Ltd.	2,385,602	15,597,834

		15,597,834
DIVERSIFIED TELECOMMUNICATION SERVICES — 13.87%
Chorus Ltd.[a]	1,527,868	3,376,146
Spark New Zealand Ltd.	6,338,200	15,684,340

		19,060,486
ELECTRIC UTILITIES — 13.61%
Contact Energy Ltd.	1,227,105	5,738,822
Genesis Energy Ltd.	1,449,478	2,457,040
Infratil Ltd.	1,934,893	4,597,685
Mighty River Power Ltd.	2,287,849	5,921,149

		18,714,696
FOOD PRODUCTS — 0.80%
a2 Milk Co. Ltd.[a,b]	1,271,258	548,354
Synlait Milk Ltd.[a]	232,624	558,041

		1,106,395
HEALTH CARE EQUIPMENT & SUPPLIES — 6.85%
Fisher & Paykel Healthcare Corp. Ltd.	1,815,767	9,412,462

		9,412,462
HEALTH CARE PROVIDERS & SERVICES — 8.13%
Metlifecare Ltd.[b]	333,861	1,212,717
Ryman Healthcare Ltd.	1,261,208	7,759,430
Summerset Group Holdings Ltd.	838,706	2,202,377

		11,174,524
HOTELS, RESTAURANTS & LEISURE — 4.08%
SKYCITY Entertainment Group Ltd.	1,857,575	5,608,824

		5,608,824
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.48%
Meridian Energy Ltd.	3,746,573	6,152,427

		6,152,427

Security	Shares	Value
INTERNET & CATALOG RETAIL — 3.01%
Trade Me Group Ltd.	1,430,249	$4,134,544

		4,134,544
MEDIA — 3.78%
Sky Network Television Ltd.	1,225,095	5,191,709

		5,191,709
MULTILINE RETAIL — 0.79%
Warehouse Group Ltd. (The)	528,965	1,088,801

		1,088,801
OIL, GAS & CONSUMABLE FUELS — 1.99%
Z Energy Ltd.	759,646	2,730,596

		2,730,596
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.01%
Argosy Property Ltd.	2,278,134	1,956,715
Goodman Property Trust	3,882,583	3,511,084
Kiwi Property Group Ltd.	3,438,842	3,422,083
Precinct Properties New Zealand Ltd.	3,880,793	3,494,781

		12,384,663
SOFTWARE — 3.70%
Diligent Board Member Services Inc.[a]	278,988	1,292,080
Xero Ltd.[a,b]	203,278	3,799,618

		5,091,698
SPECIALTY RETAIL — 0.52%
Kathmandu Holdings Ltd.	603,737	721,867

		721,867
TRANSPORTATION INFRASTRUCTURE — 7.90%
Auckland International Airport Ltd.	3,299,415	10,861,224

		10,861,224

TOTAL COMMON STOCKS
(Cost: $123,027,290)		137,737,887

SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,746,198	1,746,198
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	101,912	101,912

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NEW ZEALAND CAPPED ETF

February 28, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	29,397	$29,397

		1,877,507

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,877,507)		1,877,507

TOTAL INVESTMENTS IN SECURITIES — 101.58%
(Cost: $124,904,797)		139,615,394
Other Assets, Less Liabilities — (1.58)%		(2,173,507)

NET ASSETS — 100.00%		$137,441,887

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI NORWAY CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.73%

AIRLINES — 0.83%
Norwegian Air Shuttle ASA[a,b]	5,248	$160,392

		160,392
AUTO COMPONENTS — 0.36%
Kongsberg Automotive ASA[a]	92,416	68,916

		68,916
BANKS — 13.10%
DNB ASA	136,744	2,236,578
Sparebank 1 Nord Norge	19,112	100,191
SpareBank 1 SMN	24,848	195,391

		2,532,160
CHEMICALS — 7.23%
Borregaard ASA	19,736	125,447
Yara International ASA	22,976	1,270,715

		1,396,162
DIVERSIFIED FINANCIAL SERVICES — 0.70%
Aker ASA Class A	5,880	135,629

		135,629
DIVERSIFIED TELECOMMUNICATION SERVICES — 10.85%
Telenor ASA	104,040	2,097,094

		2,097,094
ENERGY EQUIPMENT & SERVICES — 14.52%
Akastor ASA[b]	34,072	80,198
Aker Solutions ASA[a]	31,288	176,322
Archer Ltd.[a,b]	108,944	33,839
Awilco Drilling PLC	4,664	46,455
BW Offshore Ltd.	101,120	81,503
Deep Sea Supply PLC	97,672	55,427
Fred Olsen Energy ASA[b]	8,008	66,854
Kvaerner ASA	49,072	50,228
Ocean Yield ASA	10,368	63,864
Odfjell Drilling Ltd.[b]	29,928	34,830
Petroleum Geo-Services ASA[b]	40,048	226,949
Prosafe SE	48,056	148,635
Seadrill Ltd.[b]	65,296	757,340
Songa Offshore[a,b]	183,976	38,096
Subsea 7 SA	47,560	473,714
TGS Nopec Geophysical Co. ASA	19,224	470,884

		2,805,138
FOOD PRODUCTS — 11.25%
Austevoll Seafood ASA	25,208	153,291
Bakkafrost P/F	7,024	163,857

Security	Shares	Value
Leroy Seafood Group ASA	5,296	$182,543
Marine Harvest ASA	51,296	650,423
Orkla ASA	109,512	864,011
Salmar ASA	9,760	160,530

		2,174,655
INSURANCE — 5.16%
Gjensidige Forsikring ASA	38,072	666,613
Storebrand ASA[a]	92,304	330,130

		996,743
INTERNET SOFTWARE & SERVICES — 1.15%
Opera Software ASA[b]	28,592	221,646

		221,646
IT SERVICES — 0.96%
Atea ASA	16,336	185,192

		185,192
MACHINERY — 0.29%
Hexagon Composites ASA[b]	18,584	55,775

		55,775
MARINE — 1.70%
American Shipping ASA	12,464	54,886
Golden Ocean Group Ltd.[b]	95,384	67,504
Stolt-Nielsen Ltd.[b]	7,360	120,573
Wilh Wilhelmsen ASA	14,816	85,048

		328,011
MEDIA — 4.43%
Schibsted ASA	14,320	856,357

		856,357
METALS & MINING — 4.47%
Norsk Hydro ASA	150,560	864,261

		864,261
OIL, GAS & CONSUMABLE FUELS — 19.34%
Avance Gas Holding Ltd.[c]	4,832	79,792
BW LPG Ltd.[b,c]	15,080	119,569
Det Norske Oljeselskap ASA[a,b]	22,776	116,592
DNO ASA[a,b]	122,784	241,054
Hoegh LNG Holdings Ltd.[a,b]	10,136	125,866
Statoil ASA	161,216	3,053,073

		3,735,946
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.69%
Norwegian Property ASA[a]	60,648	85,048
Selvaag Bolig ASA	13,120	47,629

		132,677

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NORWAY CAPPED ETF

February 28, 2015

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.32%
Nordic Semiconductor ASA[a,b]	34,080	$237,838
REC Silicon ASA[a,b]	392,880	114,101
REC Solar ASA[a]	7,232	97,150

		449,089
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.38%
Thin Film Electronics ASA[a]	80,504	73,327

		73,327

TOTAL COMMON STOCKS
(Cost: $26,423,118)		19,269,170

SHORT-TERM INVESTMENTS — 11.95%

MONEY MARKET FUNDS — 11.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	2,173,665	2,173,665
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	126,860	126,860
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	8,011	8,011

		2,308,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,308,536)		2,308,536

TOTAL INVESTMENTS IN SECURITIES — 111.68%
(Cost: $28,731,654)		21,577,706
Other Assets, Less Liabilities — (11.68)%		(2,257,176)

NET ASSETS — 100.00%		$19,320,530

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.70%

AIRLINES — 0.70%
Cebu Air Inc.	1,715,780	$3,502,386

		3,502,386
BANKS — 14.37%
Asia United Bank[a]	690,570	1,093,259
Bank of the Philippine Islands	6,282,329	13,743,040
BDO Unibank Inc.	12,284,876	30,928,130
East West Banking Corp.[a]	2,382,300	1,377,833
Metropolitan Bank & Trust Co.	2,269,667	4,764,293
Philippine National Bank[a]	1,996,952	3,779,670
Rizal Commercial Banking Corp.	3,077,538	3,217,838
Security Bank Corp.	3,578,200	12,985,076

		71,889,139
BEVERAGES — 0.22%
Pepsi-Cola Products Philippines Inc.[a]	10,677,500	1,109,162

		1,109,162
CHEMICALS — 0.83%
D&L Industries Inc.	10,098,300	4,141,013

		4,141,013
CONSTRUCTION & ENGINEERING — 0.18%
EEI Corp.	3,747,327	900,922

		900,922
DIVERSIFIED FINANCIAL SERVICES — 7.61%
Ayala Corp.	1,640,248	26,674,026
Metro Pacific Investments Corp.	93,091,500	11,401,545

		38,075,571
ELECTRIC UTILITIES — 0.83%
First Philippine Holdings Corp.	1,769,449	4,141,690

		4,141,690
FOOD & STAPLES RETAILING — 0.79%
Cosco Capital Inc.	17,817,800	3,928,079

		3,928,079
FOOD PRODUCTS — 6.87%
RFM Corp.	10,044,000	1,321,279
Universal Robina Corp.	6,678,110	33,019,460

		34,340,739
HOTELS, RESTAURANTS & LEISURE — 4.00%
Jollibee Foods Corp.	3,379,973	16,850,035
Melco Crown Philippines Resorts Corp.[a]	13,634,200	3,154,204

		20,004,239

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 7.27%
Aboitiz Power Corp.	11,771,715	$11,854,483
Energy Development Corp.	73,806,420	14,814,852
First Gen Corp.	10,102,937	6,679,533
Lopez Holdings Corp.	14,724,250	2,985,593

		36,334,461
INDUSTRIAL CONGLOMERATES — 18.28%
Aboitiz Equity Ventures Inc.	15,419,560	19,882,105
Alliance Global Group Inc.	16,261,039	8,777,789
DMCI Holdings Inc.	31,648,000	11,341,311
JG Summit Holdings Inc.	18,811,102	28,585,707
SM Investments Corp.	1,143,334	22,820,003

		91,406,915
MEDIA — 0.75%
ABS-CBN Holdings Corp. PDR	2,524,700	3,767,867

		3,767,867
METALS & MINING — 1.29%
Atlas Consolidated Mining & Development	6,601,931	1,492,884
Nickel Asia Corp.	7,513,600	4,942,037

		6,434,921
REAL ESTATE MANAGEMENT & DEVELOPMENT — 19.22%
Ayala Land Inc.	54,620,340	44,907,855
Belle Corp.	34,041,167	3,312,239
Filinvest Land Inc.	78,836,590	3,003,980
Megaworld Corp.	89,447,600	11,097,264
SM Prime Holdings Inc.	63,120,135	28,288,815
Vista Land & Lifescapes Inc.	34,126,400	5,534,220

		96,144,373
TRANSPORTATION INFRASTRUCTURE — 2.09%
International Container Terminal Services Inc.	4,109,210	10,447,776

		10,447,776
WATER UTILITIES — 1.38%
Manila Water Co. Inc.	9,572,529	6,915,061

		6,915,061
WIRELESS TELECOMMUNICATION SERVICES — 13.02%
Globe Telecom Inc.	262,885	11,358,492
Philippine Long Distance Telephone Co.	749,912	53,781,396

		65,139,888

TOTAL COMMON STOCKS
(Cost: $455,556,100)		498,624,202

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PHILIPPINES ETF

February 28, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	227,216	$227,216

		227,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $227,216)		227,216

TOTAL INVESTMENTS IN SECURITIES — 99.75%
(Cost: $455,783,316)		498,851,418
Other Assets, Less Liabilities — 0.25%		1,260,510

NET ASSETS — 100.00%		$500,111,928

PDR	— Philippine Depositary Receipt

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI POLAND CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.03%

AIR FREIGHT & LOGISTICS — 0.34%
Integer.pl SAa,b	13,502	$592,604

		592,604
BANKS — 32.34%
Alior Bank SAa	137,701	3,081,028
Bank Handlowy w Warszawie SA	99,947	2,859,179
Bank Millennium SA	1,332,824	2,539,467
Bank Pekao SA	291,740	14,629,774
Bank Zachodni WBK SA	87,165	7,891,646
Getin Holding SAa	1,628,160	880,051
Getin Noble Bank SAa	3,938,969	1,980,050
mBank	42,261	5,223,019
Powszechna Kasa Oszczednosci Bank Polski SA	1,995,424	17,580,591

		56,664,805
CHEMICALS — 4.28%
Boryszew SAa,b	483,170	809,603
Ciech SAb	104,382	1,466,931
Grupa Azoty SA	150,976	3,141,806
Synthos SA	1,746,099	2,085,796

		7,504,136
CONSTRUCTION & ENGINEERING — 1.04%
Budimex SA	41,530	1,829,491

		1,829,491
DIVERSIFIED FINANCIAL SERVICES — 0.78%
Warsaw Stock Exchange	104,841	1,367,695

		1,367,695
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.79%
Netia SAb	1,001,073	1,588,124
Orange Polska SA	1,890,210	5,042,059

		6,630,183
ELECTRIC UTILITIES — 11.94%
ENEA SA	675,879	2,960,961
Energa SA	616,209	3,747,065
PGE Polska Grupa Energetyczna SA	1,725,715	9,663,612
Tauron Polska Energia SA	3,074,308	4,071,216
Zespol Elektrowni Patnow Adamow Konin SAb	69,648	474,340

		20,917,194
FOOD & STAPLES RETAILING — 1.33%
Eurocash SA	258,822	2,336,298

		2,336,298

Security	Shares	Value
FOOD PRODUCTS — 0.92%
Kernel Holding SAa,b	186,564	$1,613,461

		1,613,461
INSURANCE — 9.61%
Powszechny Zaklad Ubezpieczen SA	127,502	16,839,919

		16,839,919
MACHINERY — 0.39%
Kopex SAa	229,255	684,639

		684,639
MEDIA — 3.64%
Cyfrowy Polsat SA	568,377	3,698,909
TVN SAa	559,822	2,682,498

		6,381,407
METALS & MINING — 6.00%
Jastrzebska Spolka Weglowa SAa,b	205,171	1,219,886
KGHM Polska Miedz SA	284,337	9,298,212

		10,518,098
OIL, GAS & CONSUMABLE FUELS — 12.25%
Grupa Lotos SAa	305,058	2,146,862
Lubelski Wegiel Bogdanka SAb	105,034	2,762,566
Polski Koncern Naftowy Orlen SA	663,085	9,786,380
Polskie Gornictwo Naftowe i Gazownictwo SA	4,972,929	6,760,221

		21,456,029
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.40%
Globe Trade Centre SAa,b	1,030,690	1,356,556
LC Corp. SAa	1,541,335	816,458
Polski Holding Nieruchomosci SA	41,734	284,907

		2,457,921
ROAD & RAIL — 1.27%
PKP Cargo SA	93,882	2,220,092

		2,220,092
SOFTWARE — 2.45%
Asseco Poland SA	225,080	3,290,901
CD Projekt SAa,b	207,882	991,613

		4,282,514
TEXTILES, APPAREL & LUXURY GOODS — 4.88%
CCC SA	70,219	3,447,234
LPP SA	2,611	5,101,546

		8,548,780

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI POLAND CAPPED ETF

February 28, 2015

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.38%
Midas SAa,b	3,863,520	$668,257

		668,257

TOTAL COMMON STOCKS
(Cost: $237,112,285)		173,513,523

SHORT-TERM INVESTMENTS — 1.92%

MONEY MARKET FUNDS — 1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	3,124,323	3,124,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	182,343	182,343
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	54,566	54,566

		3,361,232

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,361,232)		3,361,232

TOTAL INVESTMENTS IN SECURITIES — 100.95%
(Cost: $240,473,517)		176,874,755
Other Assets, Less Liabilities — (0.95)%		(1,672,440)

NET ASSETS — 100.00%		$175,202,315

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.41%

AEROSPACE & DEFENSE — 2.40%
BAE Systems PLC	3,491,482	$28,705,302
Cobham PLC	1,259,827	6,644,891
Meggitt PLC	891,263	7,506,596
Rolls-Royce Holdings PLC[a]	2,088,304	30,626,729

		73,483,518
AIR FREIGHT & LOGISTICS — 0.15%
Royal Mail PLC	719,465	4,674,262

		4,674,262
AIRLINES — 0.15%
easyJet PLC	175,340	4,693,205

		4,693,205
AUTO COMPONENTS — 0.34%
GKN PLC	1,818,413	10,262,755

		10,262,755
BANKS — 12.99%
Barclays PLC	18,214,944	72,315,705
HSBC Holdings PLC	21,244,391	189,533,737
Lloyds Banking Group PLC[a]	63,208,530	77,169,105
Royal Bank of Scotland Group PLC[a]	2,810,034	15,946,116
Standard Chartered PLC	2,736,932	41,915,856

		396,880,519
BEVERAGES — 4.85%
Coca-Cola HBC AGa	221,681	3,980,845
Diageo PLC	2,782,649	83,232,375
SABMiller PLC	1,071,594	60,859,488

		148,072,708
CAPITAL MARKETS — 1.22%
3i Group PLC	1,074,851	8,199,061
Aberdeen Asset Management PLC	1,017,625	7,369,376
Hargreaves Lansdown PLC	262,401	4,582,312
ICAP PLC	608,111	5,037,190
Investec PLC	609,705	5,446,133
Schroders PLC	137,421	6,530,387

		37,164,459
CHEMICALS — 0.60%
Croda International PLC	150,198	6,334,442
Johnson Matthey PLC	226,844	11,950,745

		18,285,187

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.64%
Aggreko PLC	282,935	$7,468,188
Babcock International Group PLC	277,356	4,329,120
G4S PLC	1,716,245	7,903,805

		19,701,113
CONTAINERS & PACKAGING — 0.22%
Rexam PLC	778,973	6,693,263

		6,693,263
DIVERSIFIED FINANCIAL SERVICES — 0.31%
London Stock Exchange Group PLC	249,265	9,553,305

		9,553,305
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
BT Group PLC	9,014,802	63,485,699
Inmarsat PLC	470,230	6,365,831

		69,851,530
ELECTRIC UTILITIES — 0.87%
SSE PLC	1,093,127	26,572,966

		26,572,966
ENERGY EQUIPMENT & SERVICES — 0.32%
Amec Foster Wheeler PLC	424,456	5,775,675
Petrofac Ltd.	286,920	3,899,755

		9,675,430
FOOD & STAPLES RETAILING — 1.54%
J Sainsbury PLC[b]	1,377,240	5,787,081
Tesco PLC	8,992,145	34,101,897
Wm Morrison Supermarkets PLC	2,324,799	7,030,997

		46,919,975
FOOD PRODUCTS — 2.84%
Associated British Foods PLC	394,372	19,045,693
Tate & Lyle PLC	517,354	4,761,132
Unilever PLC	1,420,788	62,928,322

		86,735,147
HEALTH CARE EQUIPMENT & SUPPLIES — 0.59%
Smith & Nephew PLC	988,879	18,124,604

		18,124,604
HOTELS, RESTAURANTS & LEISURE — 2.86%
Carnival PLC	203,746	9,200,469
Compass Group PLC	1,846,291	32,869,516
InterContinental Hotels Group PLC	260,997	10,688,631
Merlin Entertainments PLC[c]	559,494	3,641,006

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2015

Security	Shares	Value
TUI AG	500,603	$9,105,642
Whitbread PLC	200,893	16,314,667
William Hill PLC	970,636	5,665,576

		87,485,507
HOUSEHOLD DURABLES — 0.30%
Persimmon PLC[a]	337,928	9,212,202

		9,212,202
HOUSEHOLD PRODUCTS — 2.12%
Reckitt Benckiser Group PLC	715,865	64,829,015

		64,829,015
INDUSTRIAL CONGLOMERATES — 0.25%
Smiths Group PLC	436,009	7,782,482

		7,782,482
INSURANCE — 6.35%
Admiral Group PLC	215,957	4,922,662
Aviva PLC	3,263,184	27,181,349
Direct Line Insurance Group PLC	1,658,513	8,391,474
Friends Life Group Ltd.	1,559,819	9,909,742
Legal & General Group PLC	6,576,986	28,408,572
Old Mutual PLC	5,431,568	18,894,761
Prudential PLC	2,841,289	71,550,135
RSA Insurance Group PLC[a]	1,121,230	7,431,756
Standard Life PLC	2,647,381	17,420,587

		194,111,038
MACHINERY — 0.58%
IMI PLC	300,861	6,420,964
Melrose Industries PLC	1,098,266	5,090,081
Weir Group PLC (The)	235,820	6,209,990

		17,721,035
MEDIA — 3.55%
ITV PLC	4,240,154	14,763,302
Pearson PLC	907,588	19,916,718
Reed Elsevier PLC	1,257,415	21,725,067
Sky PLC	1,142,971	17,601,642
WPP PLC	1,456,227	34,544,439

		108,551,168
METALS & MINING — 7.43%
Anglo American PLC	1,546,106	28,911,147
Antofagasta PLC	435,162	5,158,067
BHP Billiton PLC	2,338,062	58,408,011
Fresnillo PLC	244,679	3,104,420
Glencore PLC[a]	11,661,161	54,108,499
Randgold Resources Ltd.	97,234	7,783,745

Security	Shares	Value
Rio Tinto PLC	1,408,689	$69,489,420

		226,963,309
MULTI-UTILITIES — 2.55%
Centrica PLC	5,502,053	20,772,507
National Grid PLC	4,167,019	57,094,449

		77,866,956
MULTILINE RETAIL — 1.10%
Marks & Spencer Group PLC	1,810,117	14,112,648
Next PLC	169,231	19,601,632

		33,714,280
OIL, GAS & CONSUMABLE FUELS — 14.25%
BG Group PLC	3,778,868	55,945,855
BP PLC	20,191,730	139,810,791
Royal Dutch Shell PLC Class A	4,328,375	141,674,444
Royal Dutch Shell PLC Class B	2,701,532	92,078,420
Tullow Oil PLC	1,007,349	6,029,317

		435,538,827
PHARMACEUTICALS — 9.09%
AstraZeneca PLC	1,397,931	96,557,355
GlaxoSmithKline PLC	5,380,823	128,183,733
Shire PLC	652,651	53,203,984

		277,945,072
PROFESSIONAL SERVICES — 1.33%
Capita PLC	732,455	13,447,392
Experian PLC	1,096,045	20,292,048
Intertek Group PLC	178,337	6,972,727

		40,712,167
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.66%
British Land Co. PLC (The)	1,071,438	13,718,298
Hammerson PLC	866,979	9,050,543
Intu Properties PLC	1,020,417	5,574,524
Land Securities Group PLC	875,097	16,985,820
SEGRO PLC	819,316	5,450,863

		50,780,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.91%
ARM Holdings PLC	1,553,631	27,827,359

		27,827,359
SOFTWARE — 0.29%
Sage Group PLC (The)	1,191,623	8,922,228

		8,922,228
SPECIALTY RETAIL — 0.83%
Dixons Carphone PLC	1,082,312	7,369,494

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM ETF

February 28, 2015

Security	Shares	Value
Kingfisher PLC	2,606,076	$14,716,221
Sports Direct International PLC[a]	297,281	3,169,983

		25,255,698
TEXTILES, APPAREL & LUXURY GOODS — 0.47%
Burberry Group PLC	492,082	14,235,870

		14,235,870
TOBACCO — 5.66%
British American Tobacco PLC	2,063,492	120,604,912
Imperial Tobacco Group PLC	1,059,499	52,280,550

		172,885,462
TRADING COMPANIES & DISTRIBUTORS — 1.55%
Ashtead Group PLC	556,414	10,232,593
Bunzl PLC	370,283	10,849,577
Travis Perkins PLC	273,082	8,507,937
Wolseley PLC	288,670	17,715,043

		47,305,150
WATER UTILITIES — 0.63%
Severn Trent PLC	265,259	8,325,699
United Utilities Group PLC	753,707	11,018,802

		19,344,501
WIRELESS TELECOMMUNICATION SERVICES — 3.33%
Vodafone Group PLC	29,345,251	101,765,685

		101,765,685

TOTAL COMMON STOCKS
(Cost: $3,122,559,552)		3,038,099,005

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	5,784,469	$5,784,469
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	337,596	337,596
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	488,634	488,634

		6,610,699

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,610,699)		6,610,699

TOTAL INVESTMENTS IN SECURITIES — 99.62%
(Cost: $3,129,170,251)		3,044,709,704
Other Assets, Less Liabilities — 0.38%		11,473,430

NET ASSETS — 100.00%		$3,056,183,134

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
FTSE 100 Index	167	Mar. 2015	ICE Futures Europe	$17,859,251	$848,511

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2015

	iShares MSCI All Peru Capped ETF	iShares MSCI China ETF	iShares MSCI Denmark Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$319,811,008	$1,294,659,982	$53,549,066
Affiliated (Note 2)	56,970	75,684,499	1,818,778

Total cost of investments	$319,867,978	$1,370,344,481	$55,367,844

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$195,068,682	$1,415,069,599	$53,664,451
Affiliated (Note 2)	56,970	75,684,499	1,818,778

Total fair value of investments	195,125,652	1,490,754,098	55,483,229
Foreign currency, at value[b]	49,786	693,893	29,721
Foreign currency pledged to broker, at value[b]	—	36,116	—
Receivables:
Investment securities sold	5,955,797	1,087,509	592,869
Dividends	128,231	235,882	31,017
Capital shares sold	—	91,016	—
Futures variation margin	—	2,831	—

Total Assets	201,259,466	1,492,901,345	56,136,836

LIABILITIES
Payables:
Investment securities purchased	5,486,281	91,009	587,566
Collateral for securities on loan (Note 1)	—	74,813,130	1,813,406
Capital shares redeemed	3,335	—	—
Foreign taxes (Note 1)	41	—	—
Securities related to in-kind transactions (Note 4)	34,237	—	—
Investment advisory fees (Note 2)	102,528	654,565	20,735

Total Liabilities	5,626,422	75,558,704	2,421,707

NET ASSETS	$195,633,044	$1,417,342,641	$53,715,129

Net assets consist of:
Paid-in capital	$375,912,621	$1,345,648,942	$51,349,477
Distributions in excess of net investment income	(1,076,443)	(1,644,044)	(37,417)
Undistributed net realized gain (accumulated net realized loss)	(54,460,734)	(47,080,858)	2,291,419
Net unrealized appreciation (depreciation)	(124,742,400)	120,418,601	111,650

NET ASSETS	$195,633,044	$1,417,342,641	$53,715,129

Shares outstanding[c]	6,500,000	26,900,000	1,050,000

Net asset value per share	$30.10	$52.69	$51.16

[a]	Securities on loan with values of $ —, $68,520,000 and $1,726,294, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $ 49,920, $730,184 and $ 32,583, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2015

	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Finland Capped ETF	iShares MSCI Indonesia ETF

ASSETS
Investments, at cost:
Unaffiliated	$14,615,406	$20,176,480	$702,858,729
Affiliated (Note 2)	69,513	726,772	137,478

Total cost of investments	$14,684,919	$20,903,252	$702,996,207

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,644,660	$18,929,953	$628,195,130
Affiliated (Note 2)	69,513	726,772	137,478

Total fair value of investments	10,714,173	19,656,725	628,332,608
Foreign currency, at value[b]	35,404	31,812	349,032
Receivables:
Investment securities sold	22,285	1,213,905	3,477,606
Dividends and interest	24,860	36,403	—
Capital shares sold	—	—	42,899

Total Assets	10,796,722	20,938,845	632,202,145

LIABILITIES
Payables:
Investment securities purchased	24,060	1,184,846	2,632,706
Collateral for securities on loan (Note 1)	66,599	720,498	—
Investment advisory fees (Note 2)	3,971	7,427	293,026

Total Liabilities	94,630	1,912,771	2,925,732

NET ASSETS	$10,702,092	$19,026,074	$629,276,413

Net assets consist of:
Paid-in capital	$15,697,750	$21,496,693	$734,897,847
Undistributed (distributions in excess of) net investment income	42,247	(37,076)	(1,954,787)
Accumulated net realized loss	(1,065,603)	(1,185,940)	(28,997,092)
Net unrealized depreciation	(3,972,302)	(1,247,603)	(74,669,555)

NET ASSETS	$10,702,092	$19,026,074	$629,276,413

Shares outstanding[c]	300,000	550,000	22,750,000

Net asset value per share	$35.67	$34.59	$27.66

[a]	Securities on loan with values of $62,915, $684,889 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $35,802, $32,507 and $354,654, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2015

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$80,423,077	$123,027,290	$26,423,118
Affiliated (Note 2)	105,425	1,877,507	2,308,536

Total cost of investments	$80,528,502	$124,904,797	$28,731,654

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$85,085,334	$137,737,887	$19,269,170
Affiliated (Note 2)	105,425	1,877,507	2,308,536

Total fair value of investments	85,190,759	139,615,394	21,577,706
Foreign currency, at value[b]	76,029	43,144	44,383
Receivables:
Investment securities sold	3,291,902	475,574	574,376
Dividends	6,808	3,817	9,071

Total Assets	88,565,498	140,137,929	22,205,536

LIABILITIES
Payables:
Investment securities purchased	3,345,702	798,357	575,312
Collateral for securities on loan (Note 1)	—	1,848,110	2,300,525
Investment advisory fees (Note 2)	30,391	49,575	9,169

Total Liabilities	3,376,093	2,696,042	2,885,006

NET ASSETS	$85,189,405	$137,441,887	$19,320,530

Net assets consist of:
Paid-in capital	$76,523,699	$125,396,377	$27,691,861
Undistributed (distributions in excess of) net investment income	(34,051)	(525,164)	26,676
Undistributed net realized gain (accumulated net realized loss)	4,038,318	(2,138,616)	(1,243,965)
Net unrealized appreciation (depreciation)	4,661,439	14,709,290	(7,154,042)

NET ASSETS	$85,189,405	$137,441,887	$19,320,530

Shares outstanding[c]	2,250,000	3,350,000	800,000

Net asset value per share	$37.86	$41.03	$24.15

[a]	Securities on loan with values of $ —, $1,753,169 and $2,169,229, respectively. See Note 1.
[b]	Cost of foreign currency: $76,573, $44,413 and $44,406, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2015

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF	iShares MSCI United Kingdom ETF

ASSETS
Investments, at cost:
Unaffiliated	$455,556,100	$237,112,285	$3,122,559,552
Affiliated (Note 2)	227,216	3,361,232	6,610,699

Total cost of investments	$455,783,316	$240,473,517	$3,129,170,251

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$498,624,202	$173,513,523	$3,038,099,005
Affiliated (Note 2)	227,216	3,361,232	6,610,699

Total fair value of investments	498,851,418	176,874,755	3,044,709,704
Foreign currency, at value[b]	241,751	55,807	7,043,472
Receivables:
Investment securities sold	7,973,229	9,709,209	4,081,292
Dividends	577,377	86,510	11,856,617
Capital shares sold	40,980	6,661	—
Futures variation margin	—	—	848,511

Total Assets	507,684,755	186,732,942	3,068,539,596

LIABILITIES
Payables:
Investment securities purchased	7,346,602	8,140,730	5,013,432
Due to broker for foreign currency pledged for futures, at value[b]	—	—	105,157
Collateral for securities on loan (Note 1)	—	3,306,666	6,122,065
Investment advisory fees (Note 2)	226,225	83,231	1,115,808

Total Liabilities	7,572,827	11,530,627	12,356,462

NET ASSETS	$500,111,928	$175,202,315	$3,056,183,134

Net assets consist of:
Paid-in capital	$480,498,029	$286,989,323	$3,230,175,961
Undistributed (distributions in excess of) net investment income	(317,320)	(81,457)	13,061,684
Accumulated net realized loss	(23,140,327)	(48,086,587)	(103,567,056)
Net unrealized appreciation (depreciation)	43,071,546	(63,618,964)	(83,487,455)

NET ASSETS	$500,111,928	$175,202,315	$3,056,183,134

Shares outstanding[c]	12,000,000	7,400,000	159,400,000

Net asset value per share	$41.68	$23.68	$19.17

[a]	Securities on loan with values of $ —, $3,114,147 and $5,817,014, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $240,307, $55,595 and $6,836,069, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI All Peru Capped ETF	iShares MSCI China ETF	iShares MSCI Denmark Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,025,345	$5,635,662	$101,684
Interest — affiliated (Note 2)	9	41	1
Securities lending income — affiliated (Note 2)	—	1,025,899	10,295

Total investment income	1,025,354	6,661,602	111,980

EXPENSES
Investment advisory fees (Note 2)	775,148	3,857,907	149,397

Total expenses	775,148	3,857,907	149,397
Less investment advisory fees waived (Note 2)	(7,732)	—	—

Net expenses	767,416	3,857,907	149,397

Net investment income (loss)	257,938	2,803,695	(37,417)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,690,713)	(14,548,816)	(136,820)
In-kind redemptions — unaffiliated	(1,921,886)	—	2,511,473
Futures contracts	—	(86,888)	—
Foreign currency transactions	(26,380)	(3,123)	(12,584)

Net realized gain (loss)	(19,638,979)	(14,638,827)	2,362,069

Net change in unrealized appreciation/depreciation on:
Investments	(31,427,959)	86,700,891	(2,430,108)
Futures contracts	—	8,899	—
Translation of assets and liabilities in foreign currencies	68	(202)	(288)

Net change in unrealized appreciation/depreciation	(31,427,891)	86,709,588	(2,430,396)

Net realized and unrealized gain (loss)	(51,066,870)	72,070,761	(68,327)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,808,932)	$74,874,456	$(105,744)

[a]	Net of foreign withholding tax of $30,878, $424,341 and $16,451, respectively.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI Emerging Markets Latin America ETF	iShares MSCI Finland Capped ETF	iShares MSCI Indonesia ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$146,561	$35,846	$1,248,332
Interest — affiliated (Note 2)	—	—	12
Securities lending income — affiliated (Note 2)	168	6,725	—

Total investment income	146,729	42,571	1,248,344

EXPENSES
Investment advisory fees (Note 2)	40,105	74,552	1,771,661

Total expenses	40,105	74,552	1,771,661
Less investment advisory fees waived (Note 2)	(11,206)	—	—

Net expenses	28,899	74,552	1,771,661

Net investment income (loss)	117,830	(31,981)	(523,317)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(191,743)	(280,521)	(9,129,856)
In-kind redemptions — unaffiliated	—	(623,346)	9,804,689
Foreign currency transactions	(5,387)	(4,238)	(79,357)

Net realized gain (loss)	(197,130)	(908,105)	595,476

Net change in unrealized appreciation/depreciation on:
Investments	(3,873,935)	(408,156)	(20,455,739)
Translation of assets and liabilities in foreign currencies	(1,879)	(785)	(7,682)

Net change in unrealized appreciation/depreciation	(3,875,814)	(408,941)	(20,463,421)

Net realized and unrealized loss	(4,072,944)	(1,317,046)	(19,867,945)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,955,114)	$(1,349,027)	$(20,391,262)

[a]	Net of foreign withholding tax of $11,495, $6,326 and $312,169, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI Ireland Capped ETF	iShares MSCI New Zealand Capped ETF	iShares MSCI Norway Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$548,298	$3,633,822	$203,930
Interest — affiliated (Note 2)	1	3	1
Securities lending income — affiliated (Note 2)	—	54,437	19,753

Total investment income	548,299	3,688,262	223,684

EXPENSES
Investment advisory fees (Note 2)	233,094	329,674	64,167

Total expenses	233,094	329,674	64,167

Net investment income	315,205	3,358,588	159,517

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,413,942)	(1,360,618)	(615,693)
In-kind redemptions — unaffiliated	5,885,605	5,004,404	(475,026)
Foreign currency transactions	(52,920)	(92,750)	(7,450)

Net realized gain (loss)	4,418,743	3,551,036	(1,098,169)

Net change in unrealized appreciation/depreciation on:
Investments	88,852	(3,183,598)	(6,047,241)
Translation of assets and liabilities in foreign currencies	5,911	5,990	(23)

Net change in unrealized appreciation/depreciation	94,763	(3,177,608)	(6,047,264)

Net realized and unrealized gain (loss)	4,513,506	373,428	(7,145,433)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,828,711	$3,732,016	$(6,985,916)

[a]	Net of foreign withholding tax of $12,860, $610,671 and $36,327, respectively.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI Philippines ETF	iShares MSCI Poland Capped ETF	iShares MSCI United Kingdom ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,395,057	$3,378,987	$39,846,543
Interest — affiliated (Note 2)	4	5	51
Securities lending income — affiliated (Note 2)	—	84,259	12,320

Total investment income	1,395,061	3,463,251	39,858,914

EXPENSES
Investment advisory fees (Note 2)	1,172,234	735,953	7,784,909

Total expenses	1,172,234	735,953	7,784,909

Net investment income	222,827	2,727,298	32,074,005

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,767,976)	(11,777,068)	(34,756,094)
In-kind redemptions — unaffiliated	5,257,517	(13,363,501)	182,171,814
Futures contracts	—	—	(653,360)
Foreign currency transactions	(16,873)	(257,438)	(2,101,989)

Net realized gain (loss)	3,472,668	(25,398,007)	144,660,371

Net change in unrealized appreciation/depreciation on:
Investments	33,197,622	(12,525,663)	(426,473,334)
Futures contracts	—	—	97,674
Translation of assets and liabilities in foreign currencies	632	25,692	549,678

Net change in unrealized appreciation/depreciation	33,198,254	(12,499,971)	(425,825,982)

Net realized and unrealized gain (loss)	36,670,922	(37,897,978)	(281,165,611)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,893,749	$(35,170,680)	$(249,091,606)

[a]	Net of foreign withholding tax of $597,882, $498,795 and $744,031, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI All Peru Capped ETF		iShares MSCI China ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$257,938	$3,651,970	$2,803,695	$24,583,907
Net realized gain (loss)	(19,638,979)	(23,885,002)	(14,638,827)	355,481
Net change in unrealized appreciation/depreciation	(31,427,891)	40,611,304	86,709,588	105,501,208

Net increase (decrease) in net assets resulting from operations	(50,808,932)	20,378,272	74,874,456	130,440,596

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,336,421)	(3,493,168)	(11,465,106)	(19,335,379)

Total distributions to shareholders	(1,336,421)	(3,493,168)	(11,465,106)	(19,335,379)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	119,890,390	106,660,654	221,374,799	522,854,679
Cost of shares redeemed	(124,651,170)	(184,571,425)	—	(357,476,472)

Net increase (decrease) in net assets from capital share transactions	(4,760,780)	(77,910,771)	221,374,799	165,378,207

INCREASE (DECREASE) IN NET ASSETS	(56,906,133)	(61,025,667)	284,784,149	276,483,424

NET ASSETS
Beginning of period	252,539,177	313,564,844	1,132,558,492	856,075,068

End of period	$195,633,044	$252,539,177	$1,417,342,641	$1,132,558,492

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,076,443)	$2,040	$(1,644,044)	$7,017,367

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	3,150,000	4,400,000	11,000,000
Shares redeemed	(3,900,000)	(5,500,000)	—	(8,000,000)

Net increase (decrease) in shares outstanding	(400,000)	(2,350,000)	4,400,000	3,000,000

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Denmark Capped ETF		iShares MSCI Emerging Markets Latin America ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(37,417)	$438,163	$117,830	$360,166
Net realized gain (loss)	2,362,069	2,686,080	(197,130)	(404,701)
Net change in unrealized appreciation/depreciation	(2,430,396)	2,065,418	(3,875,814)	2,881,814

Net increase (decrease) in net assets resulting from operations	(105,744)	5,189,661	(3,955,114)	2,837,279

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,508)	(429,223)	(116,318)	(334,041)

Total distributions to shareholders	(7,508)	(429,223)	(116,318)	(334,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,474,741	54,081,563	—	—
Cost of shares redeemed	(26,281,400)	(7,617,090)	—	—

Net increase (decrease) in net assets from capital share transactions	(6,806,659)	46,464,473	—	—

INCREASE (DECREASE) IN NET ASSETS	(6,919,911)	51,224,911	(4,071,432)	2,503,238

NET ASSETS
Beginning of period	60,635,040	9,410,129	14,773,524	12,270,286

End of period	$53,715,129	$60,635,040	$10,702,092	$14,773,524

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(37,417)	$7,508	$42,247	$40,735

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,100,000	—	—
Shares redeemed	(550,000)	(150,000)	—	—

Net increase (decrease) in shares outstanding	(150,000)	950,000	—	—

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Finland Capped ETF		iShares MSCI Indonesia ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(31,981)	$1,270,677	$(523,317)	$6,054,333
Net realized gain (loss)	(908,105)	2,836,921	595,476	(10,087,969)
Net change in unrealized appreciation/depreciation	(408,941)	(745,524)	(20,463,421)	73,159,124

Net increase (decrease) in net assets resulting from operations	(1,349,027)	3,362,074	(20,391,262)	69,125,488

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(1,306,010)	(1,673,644)	(6,071,208)

Total distributions to shareholders	—	(1,306,010)	(1,673,644)	(6,071,208)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,468,531	41,854,637	269,578,340	490,282,558
Cost of shares redeemed	(34,338,951)	(17,316,047)	(194,647,739)	(369,694,773)

Net increase (decrease) in net assets from capital share transactions	(15,870,420)	24,538,590	74,930,601	120,587,785

INCREASE (DECREASE) IN NET ASSETS	(17,219,447)	26,594,654	52,865,695	183,642,065

NET ASSETS
Beginning of period	36,245,521	9,650,867	576,410,718	392,768,653

End of period	$19,026,074	$36,245,521	$629,276,413	$576,410,718

Undistributed (distributions in excess of) net investment income or accumulated net loss included in net assets at end of period	$(37,076)	$(5,095)	$(1,954,787)	$242,174

SHARES ISSUED AND REDEEMED
Shares sold	550,000	1,200,000	9,750,000	18,800,000
Shares redeemed	(1,050,000)	(500,000)	(7,200,000)	(14,450,000)

Net increase (decrease) in shares outstanding	(500,000)	700,000	2,550,000	4,350,000

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Ireland Capped ETF		iShares MSCI New Zealand Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$315,205	$1,834,427	$3,358,588	$6,584,735
Net realized gain	4,418,743	19,568,580	3,551,036	11,645,662
Net change in unrealized appreciation/depreciation	94,763	(10,845,617)	(3,177,608)	14,284,330

Net increase in net assets resulting from operations	4,828,711	10,557,390	3,732,016	32,514,727

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(413,854)	(2,720,783)	(3,848,821)	(6,688,512)
From net realized gain	(622,812)	—	—	—

Total distributions to shareholders	(1,036,666)	(2,720,783)	(3,848,821)	(6,688,512)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,442,337	94,501,974	3,944,833	38,813,459
Cost of shares redeemed	(49,024,326)	(59,480,165)	(25,831,734)	(50,275,192)

Net increase (decrease) in net assets from capital share transactions	(45,581,989)	35,021,809	(21,886,901)	(11,461,733)

INCREASE (DECREASE) IN NET ASSETS	(41,789,944)	42,858,416	(22,003,706)	14,364,482

NET ASSETS
Beginning of period	126,979,349	84,120,933	159,445,593	145,081,111

End of period	$85,189,405	$126,979,349	$137,441,887	$159,445,593

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(34,051)	$64,598	$(525,164)	$(34,931)

SHARES ISSUED AND REDEEMED
Shares sold	100,000	2,600,000	100,000	950,000
Shares redeemed	(1,450,000)	(1,700,000)	(650,000)	(1,300,000)

Net increase (decrease) in shares outstanding	(1,350,000)	900,000	(550,000)	(350,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Norway Capped ETF		iShares MSCI Philippines ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$159,517	$531,932	$222,827	$3,130,497
Net realized gain (loss)	(1,098,169)	2,290,477	3,472,668	6,231,403
Net change in unrealized appreciation/depreciation	(6,047,264)	(1,059,184)	33,198,254	52,261,210

Net increase (decrease) in net assets resulting from operations	(6,985,916)	1,763,225	36,893,749	61,623,110

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(170,868)	(494,680)	(981,110)	(2,817,616)

Total distributions to shareholders	(170,868)	(494,680)	(981,110)	(2,817,616)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,319,070	23,205,852	153,067,811	224,446,180
Cost of shares redeemed	(13,121,428)	(13,526,145)	(40,181,719)	(209,762,520)

Net increase in net assets from capital share transactions	4,197,642	9,679,707	112,886,092	14,683,660

INCREASE (DECREASE) IN NET ASSETS	(2,959,142)	10,948,252	148,798,731	73,489,154

NET ASSETS
Beginning of period	22,279,672	11,331,420	351,313,197	277,824,043

End of period	$19,320,530	$22,279,672	$500,111,928	$351,313,197

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$26,676	$38,027	$(317,320)	$440,963

SHARES ISSUED AND REDEEMED
Shares sold	600,000	700,000	3,850,000	6,500,000
Shares redeemed	(500,000)	(400,000)	(1,050,000)	(6,000,000)

Net increase in shares outstanding	100,000	300,000	2,800,000	500,000

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Poland Capped ETF		iShares MSCI United Kingdom ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,727,298	$8,803,686	$32,074,005	$260,215,239
Net realized gain (loss)	(25,398,007)	26,224,187	144,660,371	(189,853)
Net change in unrealized appreciation/depreciation	(12,499,971)	(22,936,983)	(425,825,982)	293,721,939

Net increase (decrease) in net assets resulting from operations	(35,170,680)	12,090,890	(249,091,606)	553,747,325

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,124,026)	(9,993,625)	(55,743,084)	(244,875,033)

Total distributions to shareholders	(5,124,026)	(9,993,625)	(55,743,084)	(244,875,033)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	62,209,081	440,489,205	224,087,547	1,488,790,094
Cost of shares redeemed	(143,767,930)	(423,463,121)	(1,099,429,238)	(232,099,021)

Net increase (decrease) in net assets from capital share transactions	(81,558,849)	17,026,084	(875,341,691)	1,256,691,073

INCREASE (DECREASE) IN NET ASSETS	(121,853,555)	19,123,349	(1,180,176,381)	1,565,563,365

NET ASSETS
Beginning of period	297,055,870	277,932,521	4,236,359,515	2,670,796,150

End of period	$175,202,315	$297,055,870	$3,056,183,134	$4,236,359,515

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(81,457)	$2,315,271	$13,061,684	$36,730,763

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	15,000,000	12,000,000	73,600,000
Shares redeemed	(5,500,000)	(14,650,000)	(59,000,000)	(11,200,000)

Net increase (decrease) in shares outstanding	(3,200,000)	350,000	(47,000,000)	62,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Peru Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$36.60	$33.90	$41.33	$42.15	$36.28	$28.30

Income from investment operations:
Net investment income[a]	0.03	0.45	0.94	0.99	1.02	0.97
Net realized and unrealized gain (loss)[b]	(6.35)	2.73	(7.07)	(0.67)	5.79	7.78

Total from investment operations	(6.32)	3.18	(6.13)	0.32	6.81	8.75

Less distributions from:
Net investment income	(0.18)	(0.48)	(1.30)	(1.14)	(0.94)	(0.77)
Net realized gain	—	—	—	—	—	(0.00	)[c],d

Total distributions	(0.18)	(0.48)	(1.30)	(1.14)	(0.94)	(0.77)

Net asset value, end of period	$30.10	$36.60	$33.90	$41.33	$42.15	$36.28

Total return	(17.32)%[e]	9.50%	(15.36)%	0.79%	18.68%	31.36%

Ratios/Supplemental data:
Net assets, end of period (000s)	$195,633	$252,539	$313,565	$332,708	$472,091	$235,816
Ratio of expenses to average net assets[f]	0.61%	0.51%	0.51%	0.51%	0.51%	0.52%
Ratio of expenses to average net assets prior to waived fees[f]	0.62%	0.62%	0.61%	0.61%	0.59%	0.62%
Ratio of net investment income to average net assets[f]	0.20%	1.33%	2.24%	2.37%	2.29%	2.91%
Portfolio turnover rate[g]	10%	13%	11%	10%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Represents all short-term capital gain distributions. Short-term capital gain distributions are treated as ordinary income dividends for tax purposes.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Mar. 29, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$50.34	$43.90	$39.68	$44.50	$50.30

Income from investment operations:
Net investment income[b]	0.11	1.15	1.36	1.56	0.89
Net realized and unrealized gain (loss)[c]	2.69	6.24	3.88	(5.46)	(5.74)

Total from investment operations	2.80	7.39	5.24	(3.90)	(4.85)

Less distributions from:
Net investment income	(0.45)	(0.95)	(1.02)	(0.92)	(0.93)
Return of capital	—	—	—	—	(0.02)

Total distributions	(0.45)	(0.95)	(1.02)	(0.92)	(0.95)

Net asset value, end of period	$52.69	$50.34	$43.90	$39.68	$44.50

Total return	5.66%[d]	17.03%	13.40%	(8.80)%	(9.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,417,343	$1,132,558	$856,075	$349,140	$22,252
Ratio of expenses to average net assets[e]	0.62%	0.62%	0.61%	0.61%	0.58%
Ratio of net investment income to average net assets[e]	0.45%	2.48%	3.02%	3.69%	4.23%
Portfolio turnover rate[f]	4%	7%	10%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015 and the year ended August 31, 2014 were 4% and 7%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Denmark Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.53	$37.64	$29.32	$26.12

Income from investment operations:
Net investment income (loss)[b]	(0.03)	0.65	0.33	0.32
Net realized and unrealized gain[c]	0.67	12.66	8.40	3.20

Total from investment operations	0.64	13.31	8.73	3.52

Less distributions from:
Net investment income	(0.01)	(0.42)	(0.41)	(0.32)

Total distributions	(0.01)	(0.42)	(0.41)	(0.32)

Net asset value, end of period	$51.16	$50.53	$37.64	$29.32

Total return	1.26%[d]	35.33%	29.94%	13.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$53,715	$60,635	$9,410	$5,864
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[e]	(0.13)%	1.32%	0.96%	1.87%
Portfolio turnover rate[f]	4%	9%	12%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Latin America ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$49.25	$40.90	$47.76	$53.47

Income from investment operations:
Net investment income[b]	0.39	1.20	1.30	0.89
Net realized and unrealized gain (loss)[c]	(13.58)	8.26	(7.06)	(5.84)

Total from investment operations	(13.19)	9.46	(5.76)	(4.95)

Less distributions from:
Net investment income	(0.39)	(1.11)	(1.10)	(0.76)

Total distributions	(0.39)	(1.11)	(1.10)	(0.76)

Net asset value, end of period	$35.67	$49.25	$40.90	$47.76

Total return	(26.77)%[d]	23.49%	(12.28)%	(9.22)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,702	$14,774	$12,270	$4,776
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	2.00%	2.74%	2.71%	2.79%
Portfolio turnover rate[f]	3%	9%	12%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015 and the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 3%, 9%, 12% and 3%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Finland Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$34.52	$27.57	$22.10	$25.63

Income from investment operations:
Net investment income (loss)[b]	(0.04)	1.72	0.90	1.01
Net realized and unrealized gain (loss)[c]	0.11	6.37	5.47	(3.50)

Total from investment operations	0.07	8.09	6.37	(2.49)

Less distributions from:
Net investment income	—	(1.14)	(0.90)	(1.00)
Return of capital	—	—	—	(0.04)

Total distributions	—	(1.14)	(0.90)	(1.04)

Net asset value, end of period	$34.59	$34.52	$27.57	$22.10

Total return	0.20%[d]	29.25%	29.10%	(9.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,026	$36,246	$9,651	$2,210
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[e]	(0.23)%	4.95%	3.38%	7.04%
Portfolio turnover rate[f]	6%	14%	12%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Indonesia ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$28.54	$24.78	$28.49	$31.43	$25.09	$23.58

Income from investment operations:
Net investment income (loss)[b]	(0.02)	0.37	0.53	0.39	0.36	0.24
Net realized and unrealized gain (loss)[c]	(0.78)	3.75	(3.77)	(2.88)	6.23	1.35

Total from investment operations	(0.80)	4.12	(3.24)	(2.49)	6.59	1.59

Less distributions from:
Net investment income	(0.08)	(0.36)	(0.47)	(0.45)	(0.25)	(0.08)

Total distributions	(0.08)	(0.36)	(0.47)	(0.45)	(0.25)	(0.08)

Net asset value, end of period	$27.66	$28.54	$24.78	$28.49	$31.43	$25.09

Total return	(2.76)%[d]	16.79%	(11.67)%	(7.92)%	26.31%	6.75%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$629,276	$576,411	$392,769	$282,073	$265,596	$11,290
Ratio of expenses to average net assets[e]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets[e]	(0.18)%	1.41%	1.67%	1.31%	1.21%	3.02%
Portfolio turnover rate[f]	2%	8%	15%	8%	16%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Ireland Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$35.27	$31.16	$20.90	$19.32	$18.85	$22.77

Income from investment operations:
Net investment income[b]	0.11	0.47	0.56	0.38	0.52	0.01
Net realized and unrealized gain (loss)[c]	2.90	4.32	10.06	1.56	0.66	(3.90)

Total from investment operations	3.01	4.79	10.62	1.94	1.18	(3.89)

Less distributions from:
Net investment income	(0.17)	(0.68)	(0.36)	(0.36)	(0.71)	(0.03)
Net realized gain	(0.25)	—	—	—	—	—

Total distributions	(0.42)	(0.68)	(0.36)	(0.36)	(0.71)	(0.03)

Net asset value, end of period	$37.86	$35.27	$31.16	$20.90	$19.32	$18.85

Total return	8.70%[d]	15.45%	51.07%	10.11%	6.03%	(17.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,189	$126,979	$84,121	$8,359	$4,830	$2,828
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.50%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	0.65%	1.30%	2.03%	1.91%	2.47%	0.22%
Portfolio turnover rate[f]	14%	31%	29%	21%	24%	23%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI New Zealand Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 1, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$40.88	$34.14	$31.12	$32.41	$25.55

Income from investment operations:
Net investment income[b]	0.97	1.68	1.45	1.25	1.41
Net realized and unrealized gain (loss)[c]	0.28	6.78	3.23	(0.50)	6.49

Total from investment operations	1.25	8.46	4.68	0.75	7.90

Less distributions from:
Net investment income	(1.10)	(1.72)	(1.66)	(2.04)	(1.04)

Total distributions	(1.10)	(1.72)	(1.66)	(2.04)	(1.04)

Net asset value, end of period	$41.03	$40.88	$34.14	$31.12	$32.41

Total return	3.16%[d]	25.02%	15.15%	3.30%	31.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$137,442	$159,446	$145,081	$104,263	$134,494
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.51%	0.53%	0.51%
Ratio of net investment income to average net assets[e]	4.92%	4.17%	4.07%	4.21%	4.65%
Portfolio turnover rate[f]	5%	20%	26%	12%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Norway Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 23, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$31.83	$28.33	$27.37	$25.94

Income from investment operations:
Net investment income[b]	0.17	1.09	0.92	0.82
Net realized and unrealized gain (loss)[c]	(7.68)	3.43	0.85	1.26

Total from investment operations	(7.51)	4.52	1.77	2.08

Less distributions from:
Net investment income	(0.17)	(1.02)	(0.81)	(0.65)

Total distributions	(0.17)	(1.02)	(0.81)	(0.65)

Net asset value, end of period	$24.15	$31.83	$28.33	$27.37

Total return	(23.55)%[d]	15.91%	6.61%	8.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$19,321	$22,280	$11,331	$5,474
Ratio of expenses to average net assets[e]	0.53%	0.53%	0.53%	0.53%
Ratio of net investment income to average net assets[e]	1.32%	3.48%	3.16%	5.16%
Portfolio turnover rate[f]	8%	12%	10%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Philippines ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$38.19	$31.93	$29.37	$24.74	$24.85

Income from investment operations:
Net investment income[b]	0.02	0.35	0.42	0.33	0.46
Net realized and unrealized gain (loss)[c]	3.57	6.22	2.47	4.62	(0.40)

Total from investment operations	3.59	6.57	2.89	4.95	0.06

Less distributions from:
Net investment income	(0.10)	(0.31)	(0.33)	(0.32)	(0.17)

Total distributions	(0.10)	(0.31)	(0.33)	(0.32)	(0.17)

Net asset value, end of period	$41.68	$38.19	$31.93	$29.37	$24.74

Total return	9.50%[d]	20.53%[e]	9.81%	20.08%	0.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$500,112	$351,313	$277,824	$98,380	$85,360
Ratio of expenses to average net assets[f]	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[f]	0.12%	1.02%	1.14%	1.21%	2.03%
Portfolio turnover rate[g]	5%	24%	23%	25%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 20.63%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Poland Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 25, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$28.02	$27.12	$24.31	$30.61	$27.52	$23.66

Income from investment operations:
Net investment income[b]	0.30	0.84	0.74	1.22	1.42	0.29
Net realized and unrealized gain (loss)[c]	(4.06)	1.04	2.94	(6.23)	2.10	3.74

Total from investment operations	(3.76)	1.88	3.68	(5.01)	3.52	4.03

Less distributions from:
Net investment income	(0.58)	(0.98)	(0.87)	(1.29)	(0.43)	(0.17)

Total distributions	(0.58)	(0.98)	(0.87)	(1.29)	(0.43)	(0.17)

Net asset value, end of period	$23.68	$28.02	$27.12	$24.31	$30.61	$27.52

Total return	(13.52)%[d]	6.82%	15.13%	(15.88)%	12.63%	17.10%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$175,202	$297,056	$277,933	$127,635	$165,274	$59,176
Ratio of expenses to average net assets[e]	0.61%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	2.28%	2.83%	2.73%	5.03%	4.08%	4.05%
Portfolio turnover rate[f]	9%	10%	21%	15%	23%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$20.52	$18.55	$16.91	$16.43	$15.01	$15.02

Income from investment operations:
Net investment income[a]	0.19	1.38 [b]	0.66	0.64	0.54	0.46
Net realized and unrealized gain (loss)[c]	(1.19)	1.85	1.49	0.46	1.35	(0.03)

Total from investment operations	(1.00)	3.23	2.15	1.10	1.89	0.43

Less distributions from:
Net investment income	(0.35)	(1.26)	(0.51)	(0.62)	(0.47)	(0.44)

Total distributions	(0.35)	(1.26)	(0.51)	(0.62)	(0.47)	(0.44)

Net asset value, end of period	$19.17	$20.52	$18.55	$16.91	$16.43	$15.01

Total return	(4.77)%[d]	17.56%	12.91%	6.94%	12.50%	2.87%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,056,183	$4,236,360	$2,670,796	$1,356,494	$1,199,333	$930,412
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	1.99%	6.71%[b]	3.61%	3.88%	3.07%	2.98%
Portfolio turnover rate[f]	2%	10%	4%	7%	4%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a one-time special distribution from Vodafone Group PLC which represented $0.66 per share and 3.23% of average net assets.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Peru Capped	Non-diversified
MSCI China	Non-diversified
MSCI Denmark Capped	Non-diversified
MSCI Emerging Markets Latin America	Non-diversified
MSCI Finland Capped	Non-diversified
MSCI Indonesia	Non-diversified

iShares ETF	Diversification Classification
MSCI Ireland Capped	Non-diversified
MSCI New Zealand Capped	Non-diversified
MSCI Norway Capped	Non-diversified
MSCI Philippines	Non-diversified
MSCI Poland Capped	Non-diversified
MSCI United Kingdom	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

FUND REORGANIZATION

On September 29, 2014, the iShares MSCI United Kingdom ETF, a series of iShares Trust (the “Successor Fund”), acquired all the net assets of the iShares MSCI United Kingdom ETF, which operated as a series of iShares, Inc. (the “Predecessor Fund”), pursuant to a plan of reorganization approved by the Board of Directors of the Predecessor Fund on June 13, 2014 (the “Reorganization”). The purpose of the Reorganization was to potentially reduce the costs attributable to certain United Kingdom taxes that were incurred by the Predecessor Fund in connection with creation transactions whereby portfolio securities are delivered in exchange for fund shares. Provided certain requirements are met, the Successor Fund will not be subject to such taxes. The Successor Fund has the same investment objective, investment strategy, index methodology, risks, policies and expenses as the Predecessor Fund.

Each shareholder of the Predecessor Fund received shares of the Successor Fund in an amount equal to the aggregate net asset value of such shareholder’s Predecessor Fund shares, as determined before market open of business on September 29, 2014. The Reorganization was accomplished by a tax-free exchange of 206,400,000 shares of the Successor Fund for 206,400,000 shares of the Predecessor Fund at a conversion rate of 1.0.

The Predecessor Fund’s fair value and cost of investments prior to the Reorganization was $4,008,317,411 and $3,882,183,140, respectively. Prior to the Reorganization, the Successor Fund had not yet commenced operations and had no assets or liabilities. As a result of the Reorganization, the Successor Fund assumed the performance and accounting history of the Predecessor Fund. The aggregate net assets of the Successor Fund immediately after the Reorganization amounted to $4,039,287,028.

Since this was a non-taxable merger, for financial reporting purposes, assets received and shares issued by the Successor Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward. The Successor Fund retained, without limitation, all the loss carryforwards of the Predecessor Fund.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI All Peru Capped
Assets:
Common Stocks	$195,068,682	$—	$—	$195,068,682
Money Market Funds	56,970	—	—	56,970

	$195,125,652	$—	$—	$195,125,652

MSCI China
Assets:
Common Stocks	$1,408,432,651	$6,636,948	$—	$1,415,069,599
Money Market Funds	75,684,499	—	—	75,684,499
Futures Contracts[a]	9,166	—	—	9,166

	$1,484,126,316	$6,636,948	$—	$1,490,763,264

MSCI Denmark Capped
Assets:
Common Stocks	$53,664,451	$—	$—	$53,664,451
Money Market Funds	1,818,778	—	—	1,818,778

	$55,483,229	$—	$—	$55,483,229

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Emerging Markets Latin America
Assets:
Common Stocks	$8,156,450	$—	$—		$8,156,450
Preferred Stocks	2,487,724	—	—		2,487,724
Rights	486	—	—		486
Money Market Funds	69,513	—	—		69,513

	$10,714,173	$—	$—		$10,714,173

MSCI Finland Capped
Assets:
Common Stocks	$18,912,476	$—	$—		$18,912,476
Rights	—	17,477	—		17,477
Money Market Funds	726,772	—	—		726,772

	$19,639,248	$17,477	$—		$19,656,725

MSCI Indonesia
Assets:
Common Stocks	$628,109,348	$85,782	$0	[b]	$628,195,130
Money Market Funds	137,478	—	—		137,478

	$628,246,826	$85,782	$0	[b]	$628,332,608

MSCI Ireland Capped
Assets:
Common Stocks	$85,085,334	$—	$—		$85,085,334
Money Market Funds	105,425	—	—		105,425

	$85,190,759	$—	$—		$85,190,759

MSCI New Zealand Capped
Assets:
Common Stocks	$137,737,887	$—	$—		$137,737,887
Money Market Funds	1,877,507	—	—		1,877,507

	$139,615,394	$—	$—		$139,615,394

MSCI Norway Capped
Assets:
Common Stocks	$19,269,170	$—	$—		$19,269,170
Money Market Funds	2,308,536	—	—		2,308,536

	$21,577,706	$—	$—		$21,577,706

MSCI Philippines
Assets:
Common Stocks	$498,624,202	$—	$—		$498,624,202
Money Market Funds	227,216	—	—		227,216

	$498,851,418	$—	$—		$498,851,418

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Poland Capped
Assets:
Common Stocks	$173,513,523	$—	$—	$173,513,523
Money Market Funds	3,361,232	—	—	3,361,232

	$176,874,755	$—	$—	$176,874,755

MSCI United Kingdom
Assets:
Common Stocks	$3,038,099,005	$—	$—	$3,038,099,005
Money Market Funds	6,610,699	—	—	6,610,699
Futures Contracts[a]	848,511	—	—	848,511

	$3,045,558,215	$—	$—	$3,045,558,215

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI China	$68,520,000	$68,520,000	$—
MSCI Denmark Capped	1,726,294	1,726,294	—
MSCI Emerging Markets Latin America	62,915	62,915	—
MSCI Finland Capped	684,889	684,889	—
MSCI New Zealand Capped	1,753,169	1,753,169	—
MSCI Norway Capped	2,169,229	2,169,229	—
MSCI Poland Capped	3,114,147	3,114,147	—
MSCI United Kingdom	5,817,014	5,817,014	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI All Peru Capped, iShares MSCI China, iShares MSCI Indonesia, iShares MSCI Philippines and iShares MSCI Poland Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For the six months ended February 28, 2015, BFA has voluntarily waived a portion of its investment advisory fees for the iShares MSCI All Peru Capped ETF in the amount of $7,732.

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iSHARES® TRUST

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Denmark Capped	0.53%
MSCI Finland Capped	0.53
MSCI Norway Capped	0.53

For its investment advisory services to the iShares MSCI Emerging Markets Latin America ETF, BFA is entitled to an annual investment advisory fee of 0.68% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any. BFA has also contractually agreed to waive any additional portion of its investment advisory fees for the Fund through December 31, 2015 in order to limit total annual operating expenses to 0.49% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Ireland Capped, iShares MSCI New Zealand Capped and iShares MSCI United Kingdom ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI China	$309,467
MSCI Denmark Capped	3,278
MSCI Emerging Markets Latin America	63
MSCI Finland Capped	2,245

iShares ETF	Fees Paid to BTC
MSCI New Zealand Capped	$16,817
MSCI Norway Capped	6,171
MSCI Poland Capped	26,951
MSCI United Kingdom	4,119

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI All Peru Capped	$24,970,303	$25,723,652
MSCI China	45,333,259	51,557,353
MSCI Denmark Capped	2,051,433	2,063,873
MSCI Emerging Markets Latin America	354,337	375,144
MSCI Finland Capped	1,569,277	1,641,856
MSCI Indonesia	8,975,201	11,642,996
MSCI Ireland Capped	13,363,379	14,154,409
MSCI New Zealand Capped	6,800,885	7,187,013
MSCI Norway Capped	1,957,737	1,977,631
MSCI Philippines	19,776,912	20,999,659
MSCI Poland Capped	21,322,088	23,958,753
MSCI United Kingdom	78,457,906	85,497,642

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Peru Capped	$119,753,977	$124,496,697
MSCI China	218,191,257	—
MSCI Denmark Capped	19,437,381	26,222,679
MSCI Finland Capped	18,444,084	34,308,733
MSCI Indonesia	267,942,784	193,587,106
MSCI Ireland Capped	3,407,940	48,804,059
MSCI New Zealand Capped	3,941,858	25,560,368
MSCI Norway Capped	17,278,534	13,068,054
MSCI Philippines	152,768,593	40,087,874
MSCI Poland Capped	61,635,282	142,612,751
MSCI United Kingdom	219,914,142	1,093,142,149

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of February 28, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI China ETF		iShares MSCI United Kingdom ETF
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$9,166	[b]	$848,511

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.
[b]	Only current day’s variation margin is reported separately within the statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI China ETF	iShares MSCI United Kingdom ETF
Equity contracts:
Futures contracts	$(86,888)	$(653,360)

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI China ETF	iShares MSCI United Kingdom ETF
Equity contracts:
Futures contracts	$8,899	$97,674

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2015:

	iShares MSCI China ETF	iShares MSCI United Kingdom ETF
Average value of contracts purchased	$9,557,817	$25,127,035

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except the iShares MSCI Emerging Markets Latin America ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI All Peru Capped	$9,659,857	$—	$—	$—	$481,024	$10,140,881
MSCI China	11,023,743	—	—	—	—	11,023,743
MSCI Denmark Capped	13,826	—	—	—	—	13,826
MSCI Emerging Markets Latin America	436,124	—	—	—	—	436,124
MSCI Finland Capped	43,343	—	—	—	—	43,343
MSCI Indonesia	10,222,946	—	—	—	20,329	10,243,275
MSCI New Zealand Capped	3,981,031	—	—	—	—	3,981,031
MSCI Norway Capped	48,807	—	—	—	—	48,807
MSCI Philippines	11,723,709	—	—	—	—	11,723,709
MSCI Poland Capped	15,310,441	—	—	—	5	15,310,446
MSCI United Kingdom	50,058,426	261,754	16,140,312	23,559,917	22,514,433	112,534,842

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Peru Capped	$337,653,107	$1,453,846	$(143,981,301)	$(142,527,455)
MSCI China	1,378,858,474	202,323,722	(90,428,098)	111,895,624
MSCI Denmark Capped	55,422,793	2,899,841	(2,839,405)	60,436
MSCI Emerging Markets Latin America	14,719,780	353,285	(4,358,892)	(4,005,607)
MSCI Finland Capped	21,093,798	268,805	(1,705,878)	(1,437,073)
MSCI Indonesia	711,761,533	22,674,512	(106,103,437)	(83,428,925)
MSCI Ireland Capped	80,953,559	9,258,298	(5,021,098)	4,237,200
MSCI New Zealand Capped	127,266,168	20,935,298	(8,586,072)	12,349,226
MSCI Norway Capped	28,812,868	261,637	(7,496,799)	(7,235,162)
MSCI Philippines	462,054,448	52,765,670	(15,968,700)	36,796,970
MSCI Poland Capped	247,007,616	579,937	(70,712,798)	(70,132,861)
MSCI United Kingdom	3,258,758,165	259,280,160	(473,328,621)	(214,048,461)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES® TRUST

iShares MSCI United Kingdom ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on June 12-13, 2014, the Board, including a majority of the Independent Trustees, approved the establishment of the Fund as a new series of iShares Trust and the proposed Advisory Contract for the Fund. The Board, including the Independent Directors, reviewed the information provided by management in response to requests for information. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Board also approved a plan of reorganization pursuant to which the iShares MSCI United Kingdom ETF, a series in iShares, Inc. (the “Predecessor Fund”) would be reorganized with the Fund. The Fund has the same investment objective, investment strategy, risks and policies, operating expenses, investment adviser, portfolio managers and directors as the Predecessor Fund. The Independent Directors were advised by their independent counsel throughout the process.

In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered that the Fund had not yet commenced operations, but that it would be appropriate to review information concerning the Predecessor Fund. Accordingly, references in the following discussion to the Fund and Advisory Contract include the Predecessor Fund and its Advisory Contract, respectively, to the extent the context requires. The Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were at the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	87

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Boards, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Fund Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-13, 2014 meeting and throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund analyses supported the Board’s approval of the Advisory Contract.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including advisory fees), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that a committee of Independent Directors (the “15(c) Committee”) had focused on the methodology and proposed presentation during its meetings during 2014. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	89

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® TRUST

Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Peru Capped	$0.039156	$—	$0.138958	$0.178114	22%	—%	78%	100%
MSCI China	0.439281	—	0.010331	0.449612	98	—	2	100
MSCI Denmark Capped	—	—	0.006006	0.006006	—	—	100	100
MSCI Emerging Markets Latin America	0.351889	—	0.035838	0.387727	91	—	9	100
MSCI Indonesia	0.052174	—	0.024074	0.076248	68	—	32	100
MSCI Ireland Capped	0.159643	0.254209	0.009277	0.423129	38	60	2	100
MSCI Norway Capped	0.168274	—	0.002594	0.170868	98	—	2	100
MSCI Philippines	0.063540	—	0.038659	0.102199	62	—	38	100

SUPPLEMENTAL INFORMATION	91

Notes:

92	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	93

Notes:

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-86-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI Australia Small-Cap ETF | EWAS | BATS
➢	iShares MSCI Brazil Small-Cap ETF | EWZS | NYSE Arca
➢	iShares MSCI Canada Small-Cap ETF | EWCS | BATS
➢	iShares MSCI China Small-Cap ETF | ECNS | NYSE Arca
➢	iShares MSCI Germany Small-Cap ETF | EWGS | BATS
➢	iShares MSCI Hong Kong Small-Cap ETF | EWHS | NYSE Arca
➢	iShares MSCI Singapore Small-Cap ETF | EWSS | NYSE Arca
➢	iShares MSCI United Kingdom Small-Cap ETF | EWUS | BATS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Australia Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Australian equities, as represented by the MSCI Australia Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -15.71%, net of fees, while the total return for the Index was -15.62%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.26)%	(8.93)%	(8.02)%	(8.26)%	(8.93)%	(8.02)%
Since Inception	(4.94)%	(4.96)%	(4.82)%	(14.51)%	(14.56)%	(14.19)%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$842.90	$2.70	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*
Consumer Discretionary	22.46%
Financials	18.59
Materials	17.01
Industrials	13.99
Health Care	8.06
Energy	4.65
Consumer Staples	4.44
Information Technology	3.81
Utilities	2.79
Telecommunication Services	2.27
Investment Companies	1.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*
Aristocrat Leisure Ltd.	2.58%
Challenger Ltd.	2.58
Ansell Ltd.	2.49
DUET Group	2.45
Echo Entertainment Group Ltd.	2.22
Spark Infrastructure Group	1.93
Orora Ltd.	1.77
BlueScope Steel Ltd.	1.73
IOOF Holdings Ltd.	1.64
Recall Holdings Ltd.	1.56

TOTAL	20.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BRAZIL SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Brazil Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Brazilian equities, as represented by the MSCI Brazil Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -42.15%, net of fees, while the total return for the Index was -42.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(32.01)%	(30.89)%	(31.57)%	(32.01)%	(30.89)%	(31.57)%
Since Inception	(13.59)%	(13.31)%	(13.10)%	(47.57)%	(46.83)%	(46.26)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$578.50	$2.39	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Discretionary	34.61%
Industrials	18.54
Utilities	15.55
Financials	15.17
Consumer Staples	8.84
Health Care	2.59
Materials	2.28
Information Technology	1.54
Energy	0.88

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Equatorial Energia SA	6.96%
Cia. Hering	4.16
ALL – America Latina Logistica SA	3.94
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3.39
MRV Engenharia e Participacoes SA	3.38
Sao Martinho SA	3.11
Iguatemi Empresa de Shopping Centers SA	3.03
BR Properties SA	2.98
Smiles SA	2.78
Multiplus SA	2.66

TOTAL	36.39%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Canada Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Canadian equities, as represented by the MSCI Canada Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -24.59%, net of fees, while the total return for the Index was -24.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.28)%	(15.57)%	(15.04)%	(15.28)%	(15.57)%	(15.04)%
Since Inception	(5.46)%	(5.60)%	(5.25)%	(15.97)%	(16.33)%	(15.39)%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$754.10	$2.57	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION As of 2/28/15

Sector	Percentage of Total Investments*

Energy	22.34%
Materials	20.91
Financials	16.99
Industrials	13.81
Consumer Discretionary	12.35
Utilities	4.34
Information Technology	4.20
Consumer Staples	2.77
Health Care	2.04
Telecommunication Services	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

Veresen Inc.	1.70%
Element Financial Corp.	1.63
Progressive Waste Solutions Ltd.	1.54
Amaya Inc.	1.54
CCL Industries Inc. Class B	1.47
Linamar Corp.	1.47
MacDonald Dettwiler & Associates Ltd.	1.37
Lundin Mining Corp.	1.36
DH Corp.	1.33
Whitecap Resources Inc.	1.32

TOTAL	14.73%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI CHINA SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI China Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Chinese equities that are available to international investors, as represented by the MSCI China Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -5.10%, net of fees, while the total return for the Index was -5.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.62)%	(1.06)%	(2.62)%	(1.62)%	(1.06)%	(2.62)%
Since Inception	(0.12)%	(0.10)%	(0.62)%	(0.53)%	(0.46)%	(2.72)%

The inception date of the Fund was 9/28/10. The first day of secondary market trading was 9/29/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$949.00	$3.00	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Discretionary	20.50%
Financials	16.95
Industrials	16.38
Information Technology	13.42
Materials	12.79
Health Care	6.53
Utilities	5.68
Consumer Staples	5.32
Energy	2.16
Telecommunication Services	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

Huabao International Holdings Ltd.	1.31%
Shenzhen International Holdings Ltd.	1.30
China Power International Development Ltd.	1.19
Sunac China Holdings Ltd.	1.19
Skyworth Digital Holdings Ltd.	1.14
Minth Group Ltd.	1.11
Carnival Group International Holdings Ltd.	1.08
Sunny Optical Technology Group Co. Ltd.	0.95
Travelsky Technology Ltd. Class H	0.86
Mingfa Group International Co. Ltd.	0.79

TOTAL	10.92%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Germany Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization German equities, as represented by the MSCI Germany Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 4.59%, net of fees, while the total return for the Index was 4.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.86)%	(5.34)%	(4.94)%	(4.86)%	(5.34)%	(4.94)%
Since Inception	17.79%	17.53%	17.69%	66.01%	64.90%	65.65%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,045.90	$2.99	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION As of 2/28/15

Sector	Percentage of Total Investments*

Industrials	34.21%
Information Technology	16.28
Financials	15.59
Health Care	11.75
Consumer Discretionary	8.96
Telecommunication Services	5.86
Materials	5.53
Consumer Staples	1.82

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

Wirecard AG	5.07%
MTU Aero Engines AG	4.63
LEG Immobilien AG	4.17
Freenet AG	3.58
Dialog Semiconductor PLC	2.95
Duerr AG	2.60
Bilfinger SE	2.57
Aareal Bank AG	2.54
Drillisch AG	2.11
Deutsche Euroshop AG	2.06

TOTAL	32.28%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI HONG KONG SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Hong Kong Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Hong Kong equities, as represented by the MSCI Hong Kong Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -7.06%, net of fees, while the total return for the Index was -7.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.75)%	(7.37)%	(8.47)%	(8.75)%	(7.37)%	(8.47)%
Since Inception	10.82%	10.98%	10.50%	38.02%	38.64%	36.80%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.40	$2.82	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Discretionary	37.27%
Financials	22.23
Industrials	17.33
Information Technology	11.94
Telecommunication Services	3.84
Health Care	3.16
Energy	2.72
Materials	1.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

VTech Holdings Ltd.	4.66%
Television Broadcasts Ltd.	4.23
Hopewell Holdings Ltd.	4.16
Esprit Holdings Ltd.	3.79
Melco International Development Ltd.	3.38
Orient Overseas International Ltd.	2.81
Cafe de Coral Holdings Ltd.	2.69
Johnson Electric Holdings Ltd.	2.57
FIH Mobile Ltd.	2.57
Stella International Holdings Ltd.	2.41

TOTAL	33.27%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Singapore Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Singaporean equities, as represented by the MSCI Singapore Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -9.62%, net of fees, while the total return for the Index was -9.57%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.91%	0.64%	1.22%	0.91%	0.64%	1.22%
Since Inception	9.83%	9.35%	9.07%	34.20%	32.38%	31.34%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$903.80	$2.79	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION As of 2/28/15

Sector	Percentage of Total Investments*

Financials	49.73%
Industrials	20.10
Consumer Discretionary	6.21
Information Technology	5.81
Consumer Staples	5.36
Energy	5.14
Health Care	3.85
Telecommunication Services	2.50
Utilities	0.79
Materials	0.51

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

Singapore Post Ltd.	5.10%
Keppel REIT	3.80
SATS Ltd.	3.61
Venture Corp. Ltd.	3.59
Mapletree Greater China Commercial Trust	3.35
Mapletree Commercial Trust	3.34
Mapletree Logistics Trust	3.09
Mapletree Industrial Trust	2.93
M1 Ltd./Singapore	2.50
Ezion Holdings Ltd.	2.39

TOTAL	33.70%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities, as represented by the MSCI United Kingdom Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 1.28%, net of fees, while the total return for the Index was 1.65%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.68)%	(7.29)%	(6.13)%	(6.68)%	(7.29)%	(6.13)%
Since Inception	19.22%	18.86%	19.95%	72.35%	70.73%	75.75%

The inception date of the Fund was 1/25/12. The first day of secondary market trading was 1/26/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,012.80	$2.94	$1,000.00	$1,021.90	$2.96	0.59%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION As of 2/28/15

Sector	Percentage of Total Investments*

Financials	24.52%
Consumer Discretionary	24.45
Industrials	18.67
Information Technology	9.41
Materials	7.74
Health Care	5.42
Consumer Staples	3.07
Energy	3.00
Utilities	2.04
Telecommunication Services	1.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

Barratt Developments PLC	1.81%
St. James’s Place PLC	1.74
Mondi PLC	1.73
Taylor Wimpey PLC	1.66
Provident Financial PLC	1.42
Hikma Pharmaceuticals PLC	1.30
Informa PLC	1.27
DS Smith PLC	1.22
Berkeley Group Holdings PLC	1.19
Derwent London PLC	1.16

TOTAL	14.50%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

COMMON STOCKS — 97.35%

AIRLINES — 0.34%
Virgin Australia Holdings Ltd.[a,b]	23,442	$9,175

		9,175
AUTO COMPONENTS — 0.47%
ARB Corp. Ltd.[b]	1,389	12,927

		12,927
BIOTECHNOLOGY — 1.72%
Mesoblast Ltd.[a,b]	3,626	11,750
Sirtex Medical Ltd.	1,263	35,145

		46,895
BUILDING PRODUCTS — 0.37%
GWA Group Ltd.	5,180	10,137

		10,137
CAPITAL MARKETS — 4.92%
BT Investment Management Ltd.	1,622	11,109
IOOF Holdings Ltd.	5,365	44,556
Magellan Financial Group Ltd.	2,333	36,286
Perpetual Ltd.	987	42,268

		134,219
CHEMICALS — 2.33%
DuluxGroup Ltd.	8,585	41,529
Nufarm Ltd./Australia	3,880	22,049

		63,578
COMMERCIAL SERVICES & SUPPLIES — 7.00%
Cabcharge Australia Ltd.	2,549	10,196
Credit Corp. Group Ltd.	946	8,545
Downer EDI Ltd.	9,700	33,560
Mineral Resources Ltd.	3,369	20,754
Programmed Maintenance Services Ltd.	2,748	5,227
Recall Holdings Ltd.	7,008	42,348
SG Fleet Group Ltd.	2,542	4,556
Spotless Group Holdings Ltd.[a]	15,934	26,067
Tox Free Solutions Ltd.	3,024	7,101
Transfield Services Ltd.[a]	10,417	12,639
Transpacific Industries Group Ltd.	35,688	19,973

		190,966
CONSTRUCTION & ENGINEERING — 1.48%
Cardno Ltd.	3,260	8,421
Decmil Group Ltd.	2,930	3,234
MACA Ltd.	4,012	3,454
Monadelphous Group Ltd.[b]	1,883	14,150
RCR Tomlinson Ltd.	3,007	5,884

Security	Shares	Value

UGL Ltd.[b]	3,848	$5,226

		40,369
CONSTRUCTION MATERIALS — 2.64%
Adelaide Brighton Ltd.	10,141	33,974
CSR Ltd.	11,325	38,207

		72,181
CONSUMER FINANCE — 0.52%
FlexiGroup Ltd./Australia	5,140	14,122

		14,122
CONTAINERS & PACKAGING — 2.26%
Orora Ltd.	27,043	48,051
Pact Group Holdings Ltd.	3,991	13,652

		61,703
DISTRIBUTORS — 0.71%
Breville Group Ltd.	2,040	11,737
Pacific Brands Ltd.	20,399	7,584

		19,321
DIVERSIFIED CONSUMER SERVICES — 3.31%
G8 Education Ltd.	6,791	23,176
Invocare Ltd.	2,328	25,111
Navitas Ltd.	5,101	18,407
Slater & Gordon Ltd.	3,997	23,434
Vocation Ltd.	3,853	271

		90,399
DIVERSIFIED FINANCIAL SERVICES — 3.15%
Challenger Ltd./Australia	12,738	69,994
IMF Bentham Ltd.	3,215	6,216
OzForex Group Ltd.	5,125	9,668

		85,878
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.26%
Amcom Telecommunications Ltd.	5,032	10,674
iiNET Ltd.	3,102	15,928
M2 Group Ltd.	3,473	26,859
Vocus Communications Ltd.[b]	1,744	8,191

		61,652
ELECTRIC UTILITIES — 0.16%
ERM Power Ltd.	2,592	4,362

		4,362
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.10%
Hills Ltd.	4,036	2,780

		2,780

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

FOOD & STAPLES RETAILING — 0.93%
Metcash Ltd.	20,695	$25,432

		25,432
FOOD PRODUCTS — 3.00%
Australian Agricultural Co. Ltd.[a]	8,333	10,436
Bega Cheese Ltd.	2,563	9,630
Goodman Fielder Ltd.	39,802	21,030
GrainCorp Ltd. Class Ab	4,092	31,614
Tassal Group Ltd.	3,113	9,137

		81,847
HEALTH CARE EQUIPMENT & SUPPLIES — 2.48%
Ansell Ltd.	3,433	67,609

		67,609
HEALTH CARE PROVIDERS & SERVICES — 3.47%
Greencross Ltd.	2,009	14,782
Japara Healthcare Ltd.[a]	5,262	10,915
Primary Health Care Ltd.	10,861	40,127
Sigma Pharmaceuticals Ltd.	25,083	17,965
Virtus Health Ltd.	1,790	10,998

		94,787
HOTELS, RESTAURANTS & LEISURE — 8.40%
Ainsworth Game Technology Ltd.	2,590	5,068
Ardent Leisure Group	9,737	18,292
Aristocrat Leisure Ltd.	12,028	70,047
Corporate Travel Management Ltd.	1,058	10,766
Domino’s Pizza Enterprises Ltd.	1,445	39,508
Echo Entertainment Group Ltd.	17,577	60,262
Mantra Group Ltd.[a]	3,020	7,612
Retail Food Group Ltd.	2,967	17,558

		229,113
HOUSEHOLD DURABLES — 0.35%
GUD Holdings Ltd.	1,580	9,609

		9,609
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.17%
Energy World Corp. Ltd.[a,b]	16,137	4,674

		4,674
INSURANCE — 1.10%
Cover-More Group Ltd.	6,407	10,080
Steadfast Group Ltd.	16,542	19,941

		30,021
INTERNET SOFTWARE & SERVICES — 2.16%
carsales.com Ltd.	4,834	37,876

Security	Shares	Value

iProperty Group Ltd.[a,b]	1,991	$4,519
iSentia Group Ltd.[a]	3,315	8,563
NEXTDC Ltd.[a]	4,045	7,979

		58,937
IT SERVICES — 1.00%
Iress Ltd.	3,007	22,949
UXC Ltd.	6,806	4,235

		27,184
MACHINERY — 0.25%
Bradken Ltd.	3,862	6,711

		6,711
MARINE — 0.20%
MMA Offshore Ltd.	8,117	5,591

		5,591
MEDIA — 4.28%
APN News & Media Ltd.[a]	16,101	12,162
Fairfax Media Ltd.	52,637	40,377
Nine Entertainment Co. Holdings Ltd.	10,631	17,059
Seven West Media Ltd.	15,795	18,298
Southern Cross Media Group Ltd.[b]	12,261	10,509
STW Communications Group Ltd.	7,728	4,265
Ten Network Holdings Ltd.[a,b]	36,120	6,503
Village Roadshow Ltd.	1,778	7,724

		116,897
METALS & MINING — 9.39%
Arrium Ltd.	65,321	11,249
Atlas Iron Ltd.[b]	18,105	2,693
BC Iron Ltd.[b]	3,564	1,367
BlueScope Steel Ltd.[a]	12,500	47,161
CuDeco Ltd.[a,b]	3,309	3,652
Evolution Mining Ltd.	10,307	6,817
Independence Group NL	5,213	23,218
Jacana Minerals Ltd.[a,b]	778	—
Lynas Corp. Ltd.[a,b]	75,428	3,424
Metals X Ltd.	5,223	5,049
Mount Gibson Iron Ltd.	15,245	2,983
Northern Star Resources Ltd.	11,947	22,069
OZ Minerals Ltd.	6,863	20,467
PanAust Ltd.	11,488	11,780
Regis Resources Ltd.[a,b]	7,254	10,817
Sandfire Resources NL	2,042	7,017
Sims Metal Management Ltd.[b]	3,886	37,140
Sirius Resources NLa,b	6,511	16,309
Syrah Resources Ltd.[a,b]	2,357	8,173

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

Western Areas Ltd.	4,466	$14,787
Western Desert Resources Ltd.[a]	10,104	—

		256,172
MULTI-UTILITIES — 2.44%
DUET Group	33,494	66,592

		66,592
MULTILINE RETAIL — 0.70%
Myer Holdings Ltd.[b]	13,241	19,226

		19,226
OIL, GAS & CONSUMABLE FUELS — 4.63%
AWE Ltd.[a,b]	11,708	11,364
Beach Energy Ltd.	29,227	24,250
Drillsearch Energy Ltd.[a]	8,456	6,487
Energy Resources of Australia Ltd.[a]	3,909	4,192
Horizon Oil Ltd.[a]	23,268	2,186
Karoon Gas Australia Ltd.[a,b]	4,645	9,526
Liquefied Natural Gas Ltd.[a]	9,827	27,307
Paladin Energy Ltd.[a,b]	31,975	9,886
Senex Energy Ltd.[a,b]	21,316	5,673
Sundance Energy Australia Ltd.[a]	11,418	4,960
Whitehaven Coal Ltd.[a,b]	16,206	20,423

		126,254
PAPER & FOREST PRODUCTS — 0.30%
TFS Corp. Ltd.	5,741	8,268

		8,268
PERSONAL PRODUCTS — 0.49%
Asaleo Care Ltd.	9,555	13,425

		13,425
PHARMACEUTICALS — 0.36%
Mayne Pharma Group Ltd.[a,b]	13,418	9,715

		9,715
PROFESSIONAL SERVICES — 2.22%
McMillan Shakespeare Ltd.	1,303	11,892
SAI Global Ltd.	4,763	15,957
SKILLED Group Ltd.	4,657	5,194
Veda Group Ltd.	15,005	27,484

		60,527
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.21%
Abacus Property Group	6,998	16,816
Astro Japan Property Group	1,447	5,742
BWP Trust	11,406	26,606
Charter Hall Group	6,015	23,541
Charter Hall Retail REIT	7,057	25,189

Security	Shares	Value

Cromwell Property Group	29,346	$26,876
GDI Property Group	11,357	8,178
Investa Office Fund	13,055	41,080
Shopping Centres Australasia Property Group	14,421	22,802

		196,830
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.87%
Aveo Group	8,474	17,246
Cedar Woods Properties Ltd.	1,330	6,434

		23,680
SOFTWARE — 0.53%
Technology One Ltd.	4,871	14,565

		14,565
SPECIALTY RETAIL — 3.89%
Automotive Holdings Group Ltd.	4,861	15,790
Cash Converters International Ltd.	6,985	5,085
Dick Smith Holdings Ltd.	3,892	6,611
JB Hi-Fi Ltd.[b]	2,215	30,307
Premier Investments Ltd.	1,937	17,861
Super Retail Group Ltd.	3,114	23,522
Thorn Group Ltd.	3,172	6,877

		106,053
TEXTILES, APPAREL & LUXURY GOODS — 0.23%
Billabong International Ltd.[a]	13,106	6,258

		6,258
THRIFTS & MORTGAGE FINANCE — 0.49%
Genworth Mortgage Insurance Australia Ltd.	5,146	13,373

		13,373
TRANSPORTATION INFRASTRUCTURE — 2.07%
Macquarie Atlas Roads Group	9,146	23,482
Qube Holdings Ltd.	14,164	32,928

		56,410

TOTAL COMMON STOCKS (Cost: $2,858,814)		2,656,424

INVESTMENT COMPANIES — 1.92%

ELECTRIC — 1.92%
Spark Infrastructure Group	31,265	52,371

		52,371

TOTAL INVESTMENT COMPANIES (Cost: $49,704)		52,371

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

PREFERRED STOCKS — 0.25%

PAPER & FOREST PRODUCTS — 0.00%
Gunns Ltd.[a]	22	$—

		—
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.25%
Multiplex SITES Trust[a]	93	6,696

		6,696

TOTAL PREFERRED STOCKS (Cost: $8,202)		6,696

SHORT-TERM INVESTMENTS — 12.09%

MONEY MARKET FUNDS — 12.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	310,771	310,771
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	18,137	18,137
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,042	1,042

		329,950

TOTAL SHORT-TERM INVESTMENTS (Cost: $329,950)		329,950

TOTAL INVESTMENTS IN SECURITIES — 111.61% (Cost: $3,246,670)		3,045,441
Other Assets, Less Liabilities — (11.61)%		(316,704)

NET ASSETS — 100.00%		$2,728,737

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 89.09%

AUTO COMPONENTS — 2.46%
Mahle-Metal Leve SA Industria e Comercio	42,000	$299,502
Tupy SA	58,800	320,800

		620,302
BANKS — 0.03%
Banco ABC Brasil SAa	1,617	6,645

		6,645
BUILDING PRODUCTS — 0.36%
Portobello SA	71,400	90,394

		90,394
COMMERCIAL SERVICES & SUPPLIES — 3.95%
Contax Participacoes SA Units	46,200	142,025
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	58,810	853,144

		995,169
CONSTRUCTION MATERIALS — 1.24%
Eternit SA	172,200	184,886
Magnesita Refratarios SA	193,200	127,703

		312,589
DIVERSIFIED CONSUMER SERVICES — 2.82%
Abril Educacao SAa	88,200	364,602
GAEC Educacao SA	33,600	188,250
Ser Educacional SA	42,000	158,637

		711,489
ELECTRIC UTILITIES — 10.94%
Alupar Investimento SA Units	96,600	618,245
Equatorial Energia SA	180,640	1,750,585
Light SA	79,800	389,602

		2,758,432
FOOD & STAPLES RETAILING — 0.23%
Brasil Pharma SAa	168,000	57,579

		57,579
FOOD PRODUCTS — 8.59%
Marfrig Global Foods SAa	323,400	545,155
Minerva SA/Brazil[a]	109,200	343,332
Sao Martinho SA	58,800	781,436
SLC Agricola SA	54,600	263,705
Tereos Internacional SA	323,400	114,234
Vanguarda Agro SAa	264,651	87,003

Security	Shares	Value
Vanguarda Agro SAa	95,148	$30,947

		2,165,812
HEALTH CARE PROVIDERS & SERVICES — 2.59%
Diagnosticos da America SA	71,400	266,937
Fleury SA	79,800	385,415

		652,352
HOTELS, RESTAURANTS & LEISURE — 2.74%
BHG SA – Brazil Hospitality Group[a]	50,400	316,394
CVC Brasil Operadora e Agencia de Viagens SA	46,200	230,891
International Meal Co. Holdings SA	58,800	144,977

		692,262
HOUSEHOLD DURABLES — 10.64%
Direcional Engenharia SA	88,200	173,047
Even Construtora e Incorporadora SA	252,000	404,526
EZ TEC Empreendimentos e Participacoes SA	58,800	363,985
Gafisa SA	457,800	336,223
Helbor Empreendimentos SA	147,030	205,169
MRV Engenharia e Participacoes SA	357,000	849,004
PDG Realty SA Empreendimentos e Participacoes[a]	1,348,200	221,608
Rossi Residencial SAa	1	1
Tecnisa SA	100,800	129,730

		2,683,293
INSURANCE — 0.34%
Brasil Insurance Participacoes e Administracao SA	79,800	86,516

		86,516
MACHINERY — 1.81%
Iochpe-Maxion SA	75,600	319,919
Kepler Weber SA	12,600	137,265

		457,184
MEDIA — 5.42%
Multiplus SA	54,600	667,761
Smiles SA	42,000	698,152

		1,365,913
METALS & MINING — 0.60%
Paranapanema SAa	180,600	151,587

		151,587
MULTILINE RETAIL — 1.91%
Magazine Luiza SA	71,400	151,822
Marisa Lojas SA	63,000	329,393

		481,215

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.88%
QGEP Participacoes SA	92,400	$221,358

		221,358
REAL ESTATE MANAGEMENT & DEVELOPMENT — 11.27%
Aliansce Shopping Centers SA	92,400	526,735
BR Properties SA	184,800	749,063
Brasil Brokers Participacoes SA	163,800	168,993
Iguatemi Empresa de Shopping Centers SA	79,800	760,505
JHSF Participacoes SA	96,600	68,919
LPS Brasil Consultoria de Imoveis SA	71,400	151,322
Sao Carlos Empreendimentos e Participacoes SA	21,000	233,917
Sonae Sierra Brasil SA	29,400	182,712

		2,842,166
ROAD & RAIL — 6.24%
ALL – America Latina Logistica SA	508,200	991,748
Cosan Logistica SAa	138,600	159,475
JSL SA	75,600	298,767
Tegma Gestao Logistica	25,200	123,385

		1,573,375
SOFTWARE — 1.54%
Linx SA	25,200	387,780

		387,780
SPECIALTY RETAIL — 4.15%
Cia. Hering	168,000	1,046,420

		1,046,420
TEXTILES, APPAREL & LUXURY GOODS — 4.36%
Arezzo Industria e Comercio SA	50,400	447,710
Cia. Providencia Industria e Comercio SAa	29,400	84,313
Restoque Comercio e Confeccoes de Roupas SA	197,400	500,516
Technos SA	33,600	66,863

		1,099,402
TRADING COMPANIES & DISTRIBUTORS — 0.91%
Mills Estruturas e Servicos de Engenharia SA	96,600	229,731

		229,731
TRANSPORTATION INFRASTRUCTURE — 1.20%
Santos Brasil Participacoes SA Units	54,600	234,108
TPI – Triunfo Participacoes e Investimentos SAa	50,400	69,624

		303,732

Security	Shares	Value
WATER UTILITIES — 1.87%
Cia. de Saneamento de Minas Gerais-COPASA	67,200	$472,857

		472,857

TOTAL COMMON STOCKS (Cost: $30,889,192)		22,465,554

PREFERRED STOCKS — 10.61%

AIRLINES — 1.52%
GOL Linhas Aereas Inteligentes SA	109,200	383,815

		383,815
BANKS — 3.48%
Banco ABC Brasil SA	63,044	263,478
Banco Daycoval SA	79,800	221,035
Banco Industrial e Comercial SA	71,445	141,173
Banco Pan SA	277,216	182,267
Banco Pine SA	42,535	70,660

		878,613
ELECTRIC UTILITIES — 2.69%
Centrais Eletricas Santa Catarina	21,000	102,453
Cia. Energetica do Ceara Class A	16,800	236,899
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	109,200	337,604

		676,956
MACHINERY — 2.49%
Marcopolo SA	504,000	394,831
Randon Participacoes SA	172,250	232,530

		627,361
METALS & MINING — 0.43%
Cia. Ferro Ligas da Bahia-Ferbasa	50,410	108,424

		108,424

TOTAL PREFERRED STOCKS (Cost: $4,190,101)		2,675,169

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	15,859	15,859

		15,859

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,859)		15,859

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL SMALL-CAP ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $35,095,152)	$25,156,582
Other Assets, Less Liabilities — 0.24%	59,748

NET ASSETS — 100.00%	$25,216,330

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.44%
MacDonald Dettwiler & Associates Ltd.	515	$40,622
Magellan Aerospace Corp.	204	2,256

		42,878
AIRLINES — 0.34%
Air Canada[a]	1,014	10,021

		10,021
AUTO COMPONENTS — 1.82%
Linamar Corp.	693	43,473
Martinrea International Inc.	1,137	10,572

		54,045
BANKS — 1.44%
Canadian Western Bank	1,152	26,811
Laurentian Bank of Canada	408	16,014

		42,825
BEVERAGES — 0.44%
Cott Corp.	1,341	12,963

		12,963
BIOTECHNOLOGY — 0.91%
Knight Therapeutics Inc.[a]	1,062	7,791
ProMetic Life Sciences Inc.[a]	7,155	14,096
Tekmira Pharmaceuticals Corp.[a,b]	279	5,039

		26,926
CAPITAL MARKETS — 2.32%
AGF Management Ltd. Class B	924	6,149
Alaris Royalty Corp.	457	11,844
Canaccord Genuity Group Inc.	1,347	7,228
Dundee Corp. Class Aa	615	5,891
Fiera Capital Corp.	339	3,673
Gluskin Sheff + Associates Inc.	423	9,695
GMP Capital Inc.	672	2,782
Sprott Inc.	2,106	4,200
Tricon Capital Group Inc.	1,233	9,914
Uranium Participation Corp.[a]	1,674	7,481

		68,857
CHEMICALS — 0.19%
Canexus Corp.	2,622	5,712

		5,712
COMMERCIAL SERVICES & SUPPLIES — 3.72%
Black Diamond Group Ltd.	552	6,171
DirectCash Payments Inc.	177	2,305
Horizon North Logistics Inc.	1,392	2,542

Security	Shares	Value
Newalta Corp.	720	$8,874
Progressive Waste Solutions Ltd.	1,635	45,724
Ritchie Bros Auctioneers Inc.	1,305	32,880
Transcontinental Inc. Class A	891	11,924

		110,420
COMMUNICATIONS EQUIPMENT — 0.92%
Sandvine Corp.[a]	2,130	6,039
Sierra Wireless Inc.[a,b]	447	16,832
Wi-LAN Inc.	1,731	4,561

		27,432
CONSTRUCTION & ENGINEERING — 1.78%
Aecon Group Inc.	816	7,679
Badger Daylighting Ltd.[b]	525	10,314
Bird Construction Inc.	597	5,862
WSP Global Inc.	948	29,032

		52,887
CONTAINERS & PACKAGING — 2.08%
Cascades Inc.	939	6,023
CCL Industries Inc. Class B	393	43,535
Intertape Polymer Group Inc.	807	12,215

		61,773
DIVERSIFIED CONSUMER SERVICES — 0.49%
EnerCare Inc.	1,239	14,437

		14,437
DIVERSIFIED FINANCIAL SERVICES — 2.30%
Callidus Capital Corp.[a]	309	4,177
Element Financial Corp.[a]	3,771	48,382
TMX Group Ltd.	393	15,844

		68,403
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
Manitoba Telecom Services Inc.	366	7,307

		7,307
ELECTRICAL EQUIPMENT — 0.14%
Ballard Power Systems Inc.[a,b]	1,755	4,048

		4,048
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.24%
Avigilon Corp.[a,b]	528	10,520
Celestica Inc.[a]	2,241	26,365

		36,885
ENERGY EQUIPMENT & SERVICES — 6.64%
Calfrac Well Services Ltd.	993	6,792

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Canadian Energy Services & Technology Corp.	2,556	$12,589
CanElson Drilling Inc.	1,245	4,028
Canyon Services Group Inc.	906	5,217
Enerflex Ltd.	1,137	14,478
Ensign Energy Services Inc.	1,884	14,032
Essential Energy Services Trust[a]	1,806	1,880
Mullen Group Ltd.[b]	1,320	21,640
Pason Systems Inc.	989	14,518
PHX Energy Services Corp.	414	2,294
Poseidon Concepts Corp.[a]	789	1
Precision Drilling Corp.[b]	4,182	25,488
Savanna Energy Services Corp.	1,269	2,693
Secure Energy Services Inc.	1,731	21,169
ShawCor Ltd.	918	26,254
Total Energy Services Inc.	426	4,831
Trican Well Service Ltd.	2,136	7,493
Trinidad Drilling Ltd.	1,971	6,882
Western Energy Services Corp.	961	4,879

		197,158
FOOD & STAPLES RETAILING — 0.63%
Liquor Stores N.A. Ltd.	375	4,339
North West Co. Inc. (The)	702	14,196

		18,535
FOOD PRODUCTS — 1.71%
AGT Food & Ingredients Inc.	273	6,262
Clearwater Seafoods Inc.	270	3,012
High Liner Foods Inc.	261	5,512
Maple Leaf Foods Inc.	1,422	25,851
Premium Brands Holdings Corp.	270	5,622
Rogers Sugar Inc.	1,194	4,475

		50,734
GAS UTILITIES — 0.91%
Superior Plus Corp.	1,818	19,365
Valener Inc.	537	7,526

		26,891
HEALTH CARE PROVIDERS & SERVICES — 0.68%
Extendicare Inc.	1,260	6,993
Leisureworld Senior Care Corp.[b]	519	6,193
Medical Facilities Corp.	450	6,938

		20,124
HOTELS, RESTAURANTS & LEISURE — 2.31%
Amaya Inc.[a,b]	1,584	45,656
Great Canadian Gaming Corp.[a]	645	10,031

Security	Shares	Value
MTY Food Group Inc.	204	$5,854
Whistler Blackcomb Holdings Inc.	435	6,915

		68,456
HOUSEHOLD DURABLES — 0.41%
Dorel Industries Inc. Class B	374	12,194

		12,194
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.15%
Algonquin Power & Utilities Corp.	2,595	21,260
Atlantic Power Corp.	1,695	4,901
Boralex Inc. Class A	429	4,449
Capital Power Corp.	1,188	23,871
Capstone Infrastructure Corp.	1,308	3,363
Innergex Renewable Energy Inc.	1,425	13,398
Northland Power Inc.	1,380	18,844
TransAlta Renewables Inc.	330	3,470

		93,556
IT SERVICES — 1.32%
DH Corp.	1,221	39,290

		39,290
LEISURE PRODUCTS — 0.70%
BRP Inc./CAa	531	9,828
Performance Sports Group Ltd.[a]	567	11,025

		20,853
MACHINERY — 1.15%
Ag Growth International Inc.	183	7,933
ATS Automation Tooling Systems Inc.[a]	1,290	14,826
New Flyer Industries Inc.	636	7,085
Westport Innovations Inc.[a,b]	759	4,194

		34,038
MEDIA — 4.70%
Aimia Inc.	2,490	25,625
Cineplex Inc.	903	36,072
Cogeco Cable Inc.	238	14,194
Corus Entertainment Inc. Class B	1,185	20,632
DHX Media Ltd.	726	5,367
Quebecor Inc. Class B	1,200	30,907
Sirius XM Canada Holdings Inc.	300	1,490
Yellow Pages Ltd./Canada[a]	399	5,240

		139,527
METALS & MINING — 16.19%
Alacer Gold Corp.	3,291	7,143
Alamos Gold Inc.	1,860	11,261
Argonaut Gold Inc.[a,b]	2,193	3,653

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Asanko Gold Inc.[a,b]	2,367	$3,791
AuRico Gold Inc.	3,606	12,736
B2Gold Corp.[a]	12,441	21,023
Canam Group Inc.	504	5,308
Capstone Mining Corp.[a]	4,884	5,554
Centerra Gold Inc.	2,346	11,480
China Gold International Resources Corp. Ltd.[a]	2,214	3,280
Continental Gold Ltd.[a,b]	1,494	2,393
Detour Gold Corp.[a]	2,436	23,586
Dominion Diamond Corp.[a]	1,167	19,879
Dundee Precious Metals Inc.[a]	1,632	3,895
Endeavour Mining Corp.[a]	6,207	2,983
Endeavour Silver Corp.[a,b]	1,494	3,554
First Majestic Silver Corp.[a,b]	1,713	10,577
Fortuna Silver Mines Inc.[a]	1,821	8,196
Gabriel Resources Ltd.[a,b]	3,159	2,049
Guyana Goldfields Inc.[a]	2,016	5,263
HudBay Minerals Inc.	3,342	29,174
IAMGOLD Corp.[a,b]	5,475	13,417
Imperial Metals Corp.[a]	636	5,985
Ivanhoe Mines Ltd. Class Aa	7,395	4,916
Labrador Iron Ore Royalty Corp.	921	13,395
Lake Shore Gold Corp.[a]	5,886	5,374
Lucara Diamond Corp.	4,569	6,989
Lundin Mining Corp.[a]	9,246	40,356
MAG Silver Corp.[a]	822	5,958
Major Drilling Group International Inc.	1,140	6,373
Nevsun Resources Ltd.	2,849	10,153
NOVAGOLD Resources Inc.[a,b]	3,456	12,870
OceanaGold Corp.	4,311	8,251
Osisko Gold Royalties Ltd.	1,212	17,316
Pan American Silver Corp.	2,163	20,891
Premier Gold Mines Ltd.[a]	2,208	4,403
Pretium Resources Inc.[a,b]	1,320	8,161
Primero Mining Corp.[a,b]	2,286	8,129
Romarco Minerals Inc.[a]	17,511	7,573
Rubicon Minerals Corp.[a]	5,187	6,065
Sandstorm Gold Ltd.[a]	1,662	6,043
Seabridge Gold Inc.[a]	501	3,904
SEMAFO Inc.[a]	3,912	12,125
Sherritt International Corp.	4,218	8,479
Silver Standard Resources Inc.[a,b]	1,158	6,093
Silvercorp Metals Inc.	2,538	3,374
Tahoe Resources Inc.	1,272	17,817

Security	Shares	Value
Taseko Mines Ltd.[a,b]	3,141	$2,692
Thompson Creek Metals Co. Inc.[a]	2,871	4,576
Timmins Gold Corp.[a]	2,316	2,022
Torex Gold Resources Inc.[a]	11,133	10,253

		480,731
MULTI-UTILITIES — 0.28%
Just Energy Group Inc.	1,662	8,279

		8,279
MULTILINE RETAIL — 0.71%
Hudson’s Bay Co.[b]	780	17,553
Sears Canada Inc.[a]	358	3,561

		21,114
OIL, GAS & CONSUMABLE FUELS — 15.66%
Advantage Oil & Gas Ltd.[a]	2,448	12,724
Athabasca Oil Corp.[a,b]	5,136	8,473
Bankers Petroleum Ltd.[a]	3,714	8,983
Bellatrix Exploration Ltd.[a,b]	2,709	7,854
Birchcliff Energy Ltd.[a,b]	1,524	8,422
BlackPearl Resources Inc.[a]	4,275	2,979
Bonavista Energy Corp.	2,775	15,912
Bonterra Energy Corp.	417	14,497
Canacol Energy Ltd.[a]	1,431	3,186
Cardinal Energy Ltd.	810	9,387
Cequence Energy Ltd.[a]	2,085	1,703
Crew Energy Inc.[a]	1,569	7,188
DeeThree Exploration Ltd.[a]	1,209	6,332
Delphi Energy Corp.[a]	2,310	2,590
Denison Mines Corp.[a]	6,399	5,740
Enbridge Inc.ome Fund Holdings Inc.	807	25,503
Freehold Royalties Ltd.	807	12,247
Gibson Energy Inc.	1,779	37,741
Ithaca Energy Inc.[a]	4,680	3,073
Kelt Exploration Ltd.[a]	1,260	8,224
Legacy Oil + Gas Inc.[a]	2,130	3,412
Lightstream Resources Ltd.	2,829	2,764
Long Run Exploration Ltd.	2,337	2,077
Northern Blizzard Resources Inc.[a]	432	2,802
NuVista Energy Ltd.[a]	1,941	12,731
Pacific Rubiales Energy Corp.	3,618	10,808
Painted Pony Petroleum Ltd.[a]	1,416	7,961
Parex Resources Inc.[a]	1,641	10,343
Parkland Fuel Corp.	1,089	20,434
Pengrowth Energy Corp.	7,590	25,165
Penn West Petroleum Ltd.	7,116	14,304
Raging River Exploration Inc.[a,b]	2,601	16,248

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
RMP Energy Inc.[a]	1,740	$6,368
Spartan Energy Corp.[a]	3,537	7,960
Sprott Resource Corp.[a]	1,404	1,518
Surge Energy Inc.	3,111	7,823
TORC Oil & Gas Ltd.	1,059	7,675
TransGlobe Energy Corp.	1,008	2,947
Trilogy Energy Corp.[b]	1,047	6,197
Twin Butte Energy Ltd.	4,428	3,156
Veresen Inc.	4,047	50,432
Whitecap Resources Inc.	3,618	39,117

		465,000
PAPER & FOREST PRODUCTS — 2.41%
Ainsworth Lumber Co. Ltd.[a]	1,560	4,210
Canfor Corp.[a]	1,161	26,686
Canfor Pulp Products Inc.	525	6,727
Interfor Corp.[a]	960	16,130
Norbord Inc.	393	8,051
Western Forest Products Inc.	5,721	9,759

		71,563
PHARMACEUTICALS — 0.45%
Concordia Healthcare Corp.[b]	263	13,354

		13,354
PROFESSIONAL SERVICES — 1.45%
Morneau Shepell Inc.	651	8,952
Stantec Inc.	1,335	34,127

		43,079
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.39%
Allied Properties REIT	519	16,871
Artis REIT	936	11,514
Boardwalk REIT	330	15,659
Brookfield Canada Office Properties	180	4,289
Calloway REIT	837	20,391
Canadian REIT	513	19,228
Canadian Apartment Properties REIT	777	17,617
Chartwell Retirement Residences	1,239	12,701
Choice Properties REIT	615	5,699
Cominar REIT	1,113	17,578
Crombie REIT	543	5,840
CT REIT[b]	444	4,765
Dream Global REIT	765	5,820
Dream Industrial REIT	384	2,869
Dream Office REIT	756	16,595
Granite REIT	322	11,687
InnVest REIT	798	3,783

Security	Shares	Value
InterRent REIT	483	$2,503
Milestone Apartments REIT	375	4,147
Morguard North American REIT	198	1,689
Morguard REIT	435	6,184
Northern Property REIT	213	4,398
NorthWest Healthcare Properties REIT[b]	267	2,136
Pure Industrial Real Estate Trust	1,311	5,323

		219,286
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.73%
Altus Group Ltd./Canada	462	8,140
Dream Unlimited Corp. Class Aa	765	6,206
FirstService Corp./Canada	465	28,236
Killam Properties Inc.	720	6,274
Mainstreet Equity Corp.[a]	84	2,601

		51,457
ROAD & RAIL — 1.28%
Student Transportation Inc.	1,002	5,754
TransForce Inc.	1,317	32,159

		37,913
SOFTWARE — 0.70%
Descartes Systems Group Inc. (The)[a]	1,071	16,245
Redknee Solutions Inc.[a,b]	1,455	4,638

		20,883
SPECIALTY RETAIL — 1.19%
AutoCanada Inc.	297	11,327
Reitmans Canada Ltd. Class A	675	3,887
RONA Inc.	1,659	20,195

		35,409
THRIFTS & MORTGAGE FINANCE — 1.78%
First National Financial Corp.	165	2,895
Genworth MI Canada Inc.	600	15,256
Home Capital Group Inc.	951	34,578

		52,729
TRADING COMPANIES & DISTRIBUTORS — 1.71%
Russel Metals Inc.	891	18,110
Toromont Industries Ltd.	1,104	27,586
Wajax Corp.	240	4,940

		50,636
TRANSPORTATION INFRASTRUCTURE — 0.79%
Westshore Terminals Investment Corp.	906	23,531

		23,531

TOTAL COMMON STOCKS (Cost: $3,688,979)		2,964,139

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 9.08%

MONEY MARKET FUNDS — 9.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	254,251	$254,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	14,839	14,839
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	558	558

		269,648

TOTAL SHORT-TERM INVESTMENTS
(Cost: $269,648)		269,648

TOTAL INVESTMENTS IN SECURITIES — 108.93% (Cost: $3,958,627)		3,233,787
Other Assets, Less Liabilities — (8.93)%		(265,064)

NET ASSETS — 100.00%		$2,968,723

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.69%

AEROSPACE & DEFENSE — 0.26%
AVIC International Holding HK Ltd.[a,b]	868,000	$81,703

		81,703
AIRLINES — 0.16%
Shandong Airlines Co. Ltd. Class B	30,800	50,794

		50,794
AUTO COMPONENTS — 2.75%
Chaowei Power Holdings Ltd.[a]	154,000	71,088
Double Coin Holdings Ltd. Class B	51,800	39,886
Hunan Tyen Machinery Co. Ltd. Class Bb	42,000	18,186
Minth Group Ltd.	168,000	352,660
Nexteer Automotive Group Ltd.	210,000	210,665
Tianneng Power International Ltd.[a]	168,000	46,574
Xinchen China Power Holdings Ltd.[a,b]	112,000	44,046
Xingda International Holdings Ltd.	210,000	60,925
Zhejiang Shibao Co. Ltd. Class H	28,000	27,836

		871,866
AUTOMOBILES — 0.21%
Qingling Motors Co. Ltd. Class H	196,000	67,478

		67,478
BANKS — 0.29%
Bank of Chongqing Co. Ltd. Class H	112,000	92,425

		92,425
BEVERAGES — 0.72%
Anhui Gujing Distillery Co. Ltd. Class B	33,600	101,379
Dynasty Fine Wines Group Ltd.[a,b]	128,000	14,260
Tibet 5100 Water Resources Holdings Ltd.[a]	336,000	113,510

		229,149
BIOTECHNOLOGY — 0.19%
China Bio-Med Regeneration Technology Ltd.[a,b]	1,960,000	60,654

		60,654
BUILDING PRODUCTS — 0.90%
Bolina Holding Co. Ltd.	84,000	32,277
China Fangda Group Co. Ltd. Class B	85,400	52,305
China Lesso Group Holdings Ltd.	266,000	128,619
Far East Global Group Ltd.[a]	168,000	25,562
Luoyang Glass Co. Ltd. Class Hb	28,000	11,625

Security	Shares	Value
Yuanda China Holdings Ltd.	616,000	$34,154

		284,542
CAPITAL MARKETS — 0.37%
Central China Securities Co. Ltd. Class Hb	126,000	118,113

		118,113
CHEMICALS — 4.75%
Bloomage BioTechnology Corp. Ltd.	35,000	51,087
Century Sunshine Group Holdings Ltd.	350,000	33,396
China BlueChemical Ltd. Class H	420,000	168,965
China Lumena New Materials Corp.[a,b]	868,000	13,990
China Sanjiang Fine Chemicals Co. Ltd.[a]	154,000	46,068
Danhua Chemical Technology Co. Ltd. Class Bb	61,600	33,695
Dongyue Group Ltd.	308,000	108,022
Fufeng Group Ltd.	252,600	126,700
Huabao International Holdings Ltd.	546,000	413,964
Hubei Sanonda Co. Ltd. Class B	49,000	57,495
Lee & Man Chemical Co. Ltd.[a]	56,000	27,728
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	99,400	54,869
Sinofert Holdings Ltd.[b]	588,000	132,681
Yingde Gases Group Co. Ltd.[a]	266,000	192,071
Yip’s Chemical Holdings Ltd.	84,000	47,874

		1,508,605
COMMERCIAL SERVICES & SUPPLIES — 0.74%
Capital Environment Holdings Ltd.[b]	476,000	26,392
Dongjiang Environmental Co. Ltd. Class Ha	21,000	73,245
Dynagreen Environmental Protection Group Co. Ltd. Class Ha,b	70,000	37,909
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	84,000	57,730
Yestar International Holdings Co. Ltd.[a]	140,000	39,172

		234,448
COMMUNICATIONS EQUIPMENT — 2.01%
BYD Electronic International Co. Ltd.	210,000	234,493
China All Access Holdings Ltd.[a]	140,000	50,726
China Fiber Optic Network System Group Ltd.[a]	336,000	89,681
Comba Telecom Systems Holdings Ltd.[a]	261,800	76,291

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Eastern Communications Co. Ltd. Class B	79,800	$48,040
Nanjing Panda Electronics Co. Ltd. Class H	56,000	46,068
Shanghai Potevio Co. Ltd. Class Bb	26,600	23,807
Synertone Communication Corp.[a]	448,000	39,858
Trigiant Group Ltd.	140,000	29,966

		638,930
CONSTRUCTION & ENGINEERING — 0.98%
Baoye Group Co. Ltd. Class H	56,000	33,576
China Singyes Solar Technologies Holdings Ltd.[a]	126,400	168,524
China WindPower Group Ltd.[a,b]	1,120,000	64,265
HKC Holdings Ltd.[a,b]	1,358,000	44,651

		311,016
CONSTRUCTION MATERIALS — 1.98%
Asia Cement China Holdings Corp.	119,000	63,831
China National Materials Co. Ltd. Class H	308,000	77,442
China Shanshui Cement Group Ltd.[a]	448,000	248,393
Dongpeng Holdings Co. Ltd.[a]	70,000	26,627
Shanghai Yaohua Pilkington Glass Group Co. Ltd. Class B	43,400	27,689
TCC International Holdings Ltd.	252,000	92,281
West China Cement Ltd.	700,000	91,162

		627,425
CONSUMER FINANCE — 0.20%
Credit China Holdings Ltd.[a]	280,000	61,737

		61,737
CONTAINERS & PACKAGING — 0.75%
CPMC Holdings Ltd.	112,000	57,477
Greatview Aseptic Packaging Co. Ltd.	294,000	124,720
Overseas Chinese Town Asia Holdings Ltd.	56,000	31,699
Youyuan International Holdings Ltd.	112,200	25,318

		239,214
DISTRIBUTORS — 0.77%
Dah Chong Hong Holdings Ltd.[a]	224,000	134,017
Xinhua Winshare Publishing and Media Co. Ltd. Class H	126,000	111,614

		245,631

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.23%
Fu Shou Yuan International Group Ltd.[a]	168,000	$72,352

		72,352
DIVERSIFIED FINANCIAL SERVICES — 0.22%
China Assurance Finance Group Ltd.[b]	140,000	16,788
China Merchants China Direct Investments Ltd.	30,075	53,903

		70,691
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.27%
APT Satellite Holdings Ltd.	70,000	86,919

		86,919
ELECTRIC UTILITIES — 0.29%
Jiangsu Future Land Co. Ltd. Class B	183,400	92,984

		92,984
ELECTRICAL EQUIPMENT — 3.50%
Boer Power Holdings Ltd.	70,000	81,684
China Energine International Holdings Ltd.[b]	392,000	41,447
China High Speed Transmission Equipment Group Co. Ltd.[b]	266,000	174,922
FDG Electric Vehicles Ltd.[a,b]	1,960,000	122,572
Foshan Electrical and Lighting Co. Ltd. Class B	61,600	56,712
Guodian Technology & Environment Group Corp. Ltd. Class H	210,000	28,161
Hangzhou Steam Turbine Co. Class B	72,824	83,853
Harbin Electric Co. Ltd. Class H	196,000	133,692
Jiangnan Group Ltd.	336,000	60,654
NVC Lighting Holdings Ltd.	350,000	79,428
Tech Pro Technology Development Ltd.[b]	308,000	235,107
Trony Solar Holdings Co. Ltd.[a,b]	216,000	13,926

		1,112,158
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.41%
AVIC International Holdings Ltd. Class Hb	57,184	38,194
China Aerospace International Holdings Ltd.[a]	560,000	75,818
China Innovationpay Group Ltd.[a,b]	1,064,000	90,548
Digital China Holdings Ltd.	238,000	231,695

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
INESA Electron Co. Ltd. Class Bb	84,000	$48,804
Ju Teng International Holdings Ltd.	224,000	132,284
Kingboard Laminates Holdings Ltd.	245,000	106,776
PAX Global Technology Ltd.[b]	154,000	140,389
Sunny Optical Technology Group Co. Ltd.[a]	182,000	300,852
Technovator International Ltd.[a,b]	56,000	24,984
Tongda Group Holdings Ltd.[a]	700,000	98,382
Wasion Group Holdings Ltd.	112,000	111,055

		1,399,781
ENERGY EQUIPMENT & SERVICES — 0.57%
Anton Oilfield Services Group/Hong Kong[a]	308,000	61,557
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.[b]	98,000	22,998
Honghua Group Ltd.	392,000	50,545
Petro-King Oilfield Services Ltd.	112,000	17,330
Shandong Molong Petroleum Machinery Co. Ltd. Class Hb	67,200	28,334

		180,764
FOOD & STAPLES RETAILING — 0.41%
Lianhua Supermarket Holdings Co. Ltd. Class Ha,b	84,000	38,992
Wumart Stores Inc. Class Ha	126,000	91,631

		130,623
FOOD PRODUCTS — 3.47%
Asian Citrus Holdings Ltd.[a,b]	238,000	26,085
Biostime International Holdings Ltd.[a]	49,000	151,003
Changshouhua Food Co. Ltd.[a]	84,000	57,621
China Foods Ltd.[a,b]	224,000	76,828
China Huiyuan Juice Group Ltd.[a,b]	140,000	40,256
China Modern Dairy Holdings Ltd.[b]	518,000	187,685
China Yurun Food Group Ltd.[a,b]	378,000	144,758
Honworld Group Ltd.[c]	42,000	27,457
Imperial Pacific International Holdings Ltd.[a,b]	700,000	135,389
Shanghai Dajiang Food Group Co. Ltd. Class Bb	84,000	34,440
Shenguan Holdings Group Ltd.	280,000	81,594
Tenwow International Holdings Ltd.[a]	140,000	50,004
YuanShengTai Dairy Farm Ltd.[a,b]	672,000	87,515

		1,100,635
GAS UTILITIES — 1.66%
Binhai Investment Co. Ltd.	560,000	30,688
China Oil and Gas Group Ltd.[a]	1,120,000	153,079

Security	Shares	Value
China Tian Lun Gas Holdings Ltd.[a,b]	84,000	$89,898
Tianjin Jinran Public Utilities Co. Ltd. Class Hb	140,000	22,204
Towngas China Co. Ltd.[a]	252,000	229,403

		525,272
HEALTH CARE EQUIPMENT & SUPPLIES — 0.61%
Golden Meditech Holdings Ltd.	196,000	24,767
Lifetech Scientific Corp.[a,b]	448,000	70,474
Microport Scientific Corp.[b]	98,000	43,974
PW Medtech Group Ltd.[a,b]	140,000	53,795

		193,010
HEALTH CARE PROVIDERS & SERVICES — 1.05%
China National Accord Medicines Corp. Ltd. Class B	15,400	78,276
China Pioneer Pharma Holdings Ltd.[a]	98,000	61,791
Jintian Pharmaceutical Group Ltd.[a]	224,000	75,385
Phoenix Healthcare Group Co. Ltd.[a]	70,000	118,420

		333,872
HOTELS, RESTAURANTS & LEISURE — 3.54%
Ajisen (China) Holdings Ltd.	154,000	93,924
China Jiuhao Health Industry Corp. Ltd.[a,b]	420,000	37,909
China LotSynergy Holdings Ltd.	1,680,000	125,641
China Travel International Investment Hong Kong Ltd.	700,000	220,232
Haichang Holdings Ltd.[b,c]	196,000	29,316
Huangshan Tourism Development Co. Ltd. Class B	40,600	67,640
Jinmao Investments and Jinmao China Investments Holdings Ltd.[b]	112,000	80,150
MelcoLot Ltd.[a,b]	364,000	25,345
REXLot Holdings Ltd.[a]	2,100,000	165,174
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	336,000	100,512
Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	44,800	94,528
Shanghai Jinjiang International Travel Co. Ltd. Class B	15,400	38,916
Xiao Nan Guo Restaurants Holdings Ltd.[b]	168,000	20,579
Zhuhai Holdings Investment Group Ltd.	140,000	24,911

		1,124,777

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
HOUSEHOLD DURABLES — 2.66%
China Creative Home Group Ltd.	84,000	$15,597
Hefei Meiling Co. Ltd. Class B	35,036	23,085
Hisense Kelon Electrical Holdings Co. Ltd. Class Hb	112,000	103,545
Konka Group Co. Ltd. Class B	86,800	48,350
Skyworth Digital Holdings Ltd.[a]	504,000	359,376
TCL Multimedia Technology Holdings Ltd.[b]	140,000	83,038
Welling Holding Ltd.	281,600	58,459
Wuxi Little Swan Co. Ltd. Class B	21,000	38,721
Yuxing InfoTech Investment Holdings Ltd.[a]	280,000	115,532

		845,703
HOUSEHOLD PRODUCTS — 0.45%
Vinda International Holdings Ltd.	84,000	142,754

		142,754
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.94%
China Datang Corp. Renewable Power Co. Ltd. Class H	672,000	92,714
China Power International Development Ltd.	728,000	378,294
China Power New Energy Development Co. Ltd.[b]	1,120,000	68,597
China Ruifeng Renewable Energy Ltd.[b]	280,000	36,465
Huadian Energy Co. Ltd. Class Bb	86,800	38,279

		614,349
INDUSTRIAL CONGLOMERATES — 0.15%
Chongqing Machinery & Electric Co. Ltd. Class H	308,000	48,451

		48,451
INTERNET & CATALOG RETAIL — 0.14%
Cogobuy Group[b,c]	84,000	43,324

		43,324
INTERNET SOFTWARE & SERVICES — 0.40%
HC International Inc.[a,b]	84,000	59,354
Pacific Online Ltd.	112,900	42,217
Tian Ge Interactive Holdings Ltd.[c]	56,000	24,839

		126,410
IT SERVICES — 1.91%
AGTech Holdings Ltd.[b]	504,000	48,740
Beijing Development HK Ltd.[a,b]	126,000	38,992

Security	Shares	Value
China ITS Holdings Co. Ltd.	126,000	$17,384
Chinasoft International Ltd.[a,b]	308,000	96,108
Hi Sun Technology (China) Ltd.[a,b]	504,000	132,572
TravelSky Technology Ltd. Class H	252,500	271,857

		605,653
LEISURE PRODUCTS — 0.51%
Goodbaby International Holdings Ltd.[a]	196,000	66,214
Jinshan Development & Construction Co. Ltd. Class Bb	44,800	30,464
Shenzhen China Bicycle Co. Holdings Ltd.[b]	49,000	26,157
Zhonglu Co. Ltd. Class B	20,560	37,995

		160,830
MACHINERY — 3.54%
Changchai Co. Ltd. Class B	37,800	24,516
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	973,000	95,350
CIMC Enric Holdings Ltd.	140,000	103,618
Dalian Refrigeration Co. Ltd. Class B	22,400	21,864
EVA Precision Industrial Holdings Ltd.	280,000	72,207
First Tractor Co. Ltd. Class Ha	112,000	79,139
Jingwei Textile Machinery Class H	56,000	70,763
Lonking Holdings Ltd.	504,000	98,780
Sany Heavy Equipment International Holdings Co. Ltd.[b]	266,000	56,935
Shang Gong Group Co. Ltd. Class Bb	70,000	50,400
Shanghai Diesel Engine Co. Ltd. Class B	88,245	67,066
Shanghai Highly Group Co. Ltd. Class B	65,800	40,796
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	58,800	149,352
Shanghai Shibei Hi-Tech Co. Ltd. Class B	74,200	52,756
Sinotruk Hong Kong Ltd.	175,000	103,347
Zhengzhou Coal Mining Machinery Group Co. Ltd. Class H	61,600	38,046

		1,124,935
MARINE — 0.25%
Sinotrans Shipping Ltd.[b]	371,000	80,367

		80,367

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
MEDIA — 1.15%
Phoenix Satellite Television Holdings Ltd.	336,000	$100,513
Poly Culture Group Corp. Ltd. Class Ha,b	15,400	45,075
SinoMedia Holding Ltd.[a]	84,000	40,942
SMI Holdings Group Ltd.	560,000	20,579
Viva China Holdings Ltd.[b]	677,600	62,907
Wisdom Holdings Group[a]	182,000	94,104

		364,120
METALS & MINING — 4.07%
Bengang Steel Plates Co. Class B	109,200	41,819
China Daye Non-Ferrous Metals Mining Ltd.[b]	868,000	16,788
China Metal Recycling Holdings Ltd.[a,b]	184,800	—
China Precious Metal Resources Holdings Co. Ltd.[a,b]	980,000	75,818
China Rare Earth Holdings Ltd.[b]	336,000	54,589
China Zhongsheng Resources Holdings Ltd.[b]	140,000	8,214
Chongqing Iron & Steel Co. Ltd. Class Hb	168,000	33,793
CITIC Dameng Holdings Ltd.[b]	238,000	22,095
Honbridge Holdings Ltd.[b]	504,000	81,883
Hunan Nonferrous Metal Corp. Ltd. Class Hb	420,000	219,871
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	114,800	103,320
MMG Ltd.	448,000	133,439
North Mining Shares Co. Ltd.[a,b]	2,380,000	110,477
Real Gold Mining Ltd.[a,b]	126,000	163
Shougang Concord International Enterprises Co. Ltd.[b]	1,204,000	51,231
Shougang Fushan Resources Group Ltd.[a]	532,000	104,267
Tiangong International Co. Ltd.[a]	448,000	71,630
Xinjiang Xinxin Mining Industry Co. Ltd. Class Hb	182,000	33,793
Zhaojin Mining Industry Co. Ltd. Class Ha	210,000	127,265

		1,290,455
MULTI-UTILITIES — 0.24%
Tianjin Development Holdings Ltd.	112,000	77,262

		77,262

Security	Shares	Value
MULTILINE RETAIL — 1.72%
Century Ginwa Retail Holdings Ltd.	141,000	$21,453
Golden Eagle Retail Group Ltd.[a]	126,000	152,718
Intime Retail Group Co. Ltd.	259,000	142,266
Maoye International Holdings Ltd.[a]	294,000	45,870
New World Department Store China Ltd.	112,000	28,739
Parkson Retail Group Ltd.[a]	294,000	63,308
Springland International Holdings Ltd.	294,000	91,739

		546,093
OIL, GAS & CONSUMABLE FUELS — 1.58%
China Suntien Green Energy Corp. Ltd. Class H	490,000	95,404
MIE Holdings Corp.	252,000	28,269
Shanxi Guoxin Energy Corp. Ltd.[b]	12,600	31,425
Shenzhen Chiwan Petroleum Class Bb	19,600	40,739
Sino Oil And Gas Holdings Ltd.[a,b]	3,150,000	75,953
Sinopec Kantons Holdings Ltd.[a]	252,000	187,486
Yanchang Petroleum International Ltd.[a,b]	1,120,000	41,880

		501,156
PAPER & FOREST PRODUCTS — 1.20%
Chengde Nanjiang Co. Ltd. Class Bb	121,800	45,388
China Forestry Holdings Co. Ltd.[a,b]	306,000	—
Qunxing Paper Holdings Co. Ltd.[b]	148,000	1,718
Shandong Chenming Paper Holdings Ltd. Class B	105,023	61,751
Shandong Chenming Paper Holdings Ltd. Class H	98,000	48,523
Superb Summit International Group Ltd.[a,b]	1,190,000	224,023

		381,403
PERSONAL PRODUCTS — 0.25%
China Child Care Corp. Ltd.[a]	144,000	22,467
Real Nutriceutical Group Ltd.	210,000	57,946

		80,413
PHARMACEUTICALS — 4.66%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[a]	70,000	96,397
China Animal Healthcare Ltd.[a]	140,000	79,248
China Grand Pharmaceutical and Healthcare Holdings Ltd.[b]	280,000	50,545

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
China Shineway Pharmaceutical Group Ltd.[a]	84,000	$128,024
China Traditional Chinese Medicine Co. Ltd.[a,b]	196,000	120,550
Consun Pharmaceutical Group Ltd.	98,000	71,269
Dawnrays Pharmaceutical Holdings Ltd.	56,000	33,649
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	742,640	162,787
Lee’s Pharmaceutical Holdings Ltd.[a]	42,000	60,762
Lijun International Pharmaceutical Holding Co. Ltd.	560,000	238,284
Livzon Pharmaceutical Group Inc. Class H	15,400	79,428
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	56,000	92,136
Shanghai Dingli Technology Development Group Co. Ltd. Class B	18,200	12,867
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class Hb	56,000	46,718
Tong Ren Tang Technologies Co. Ltd. Class H	168,000	207,090

		1,479,754
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.93%
New Century REIT[a]	84,000	34,443
Spring REIT	182,000	87,533
Yuexiu Real Estate Investment Trust	308,000	173,550

		295,526
REAL ESTATE MANAGEMENT & DEVELOPMENT — 14.89%
Agile Property Holdings Ltd.	392,000	233,013
Beijing Capital Land Ltd. Class H	280,000	143,692
Beijing North Star Co. Ltd. Class H	196,000	63,181
Beijing Properties Holdings Ltd.[a,b]	560,000	44,768
C C Land Holdings Ltd.	364,000	65,709
Carnival Group International Holdings Ltd.[b]	2,108,000	342,479
Central China Real Estate Ltd.[a]	168,038	42,034
China Aoyuan Property Group Ltd.	350,000	57,315
China Merchants Land Ltd.[a]	336,000	49,390
China New Town Development Co. Ltd.[b]	945,000	49,349
China Oceanwide Holdings Ltd.	448,000	61,232

Security	Shares	Value
China Overseas Grand Oceans Group Ltd.	224,000	$115,243
China SCE Property Holdings Ltd.[a,b]	329,800	62,086
China Vast Industrial Urban Development Co. Ltd.[b,c]	84,000	34,118
CIFI Holdings Group Co. Ltd.[a]	588,000	119,034
Colour Life Services Group Co. Ltd.[a,b]	70,000	60,474
EverChina International Holdings Co. Ltd.[b]	1,120,000	43,324
Fantasia Holdings Group Co. Ltd.[a]	462,000	50,635
Future Land Development Holdings Ltd.	448,000	47,368
Gemdale Properties & Investment Corp. Ltd.[a]	728,000	38,486
Glorious Property Holdings Ltd.[b]	728,000	89,176
Goldin Properties Holdings Ltd.[a,b]	392,000	210,773
Greenland Hong Kong Holdings Ltd.[a]	98,000	63,181
Guangdong Land Holdings Ltd.[b]	112,000	29,027
Hopson Development Holdings Ltd.[a,b]	168,000	138,855
Kaisa Group Holdings Ltd.[a]	420,000	84,482
KWG Property Holding Ltd.	322,000	209,257
Lai Fung Holdings Ltd.	1,050,000	21,933
Logan Property Holdings Co. Ltd.[a]	196,000	61,918
Madex International Holdings Ltd.[a,b]	1,120,000	31,916
Mingfa Group International Co. Ltd.[b]	742,000	250,668
Minmetals Land Ltd.[a]	308,000	36,140
Poly Property Group Co. Ltd.	490,000	238,826
Powerlong Real Estate Holdings Ltd.[b]	294,000	42,079
Redco Properties Group Ltd.[c]	112,000	54,878
Renhe Commercial Holdings Co. Ltd.[a,b]	4,620,000	208,499
Road King Infrastructure Ltd.	56,000	47,151
Shanghai Industrial Urban Development Group Ltd.[b]	420,000	78,525
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	77,000	132,363
Shenzhen Investment Ltd.	616,000	194,599
Shenzhen SEG Co. Ltd. Class Bb	58,800	31,161
Sinolink Worldwide Holdings Ltd.[b]	532,000	41,158
Sunac China Holdings Ltd.	406,000	375,875
Tian Shan Development Holding Ltd.	28,000	12,347
Times Property Holdings Ltd.[a]	112,000	46,646
Top Spring International Holdings Ltd.	98,000	27,800

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Wanda Hotel Development Co. Ltd.[a,b]	266,000	$52,134
Wuzhou International Holdings Ltd.[a]	392,000	66,719
Yuzhou Properties Co. Ltd.[a]	252,440	59,241
Zall Development Group Ltd.[a,b]	126,000	39,642
Zhong An Real Estate Ltd.	224,000	25,417

		4,725,316
ROAD & RAIL — 0.49%
Dazhong Transportation Group Co. Ltd. Class B	121,800	106,819
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	39,200	50,058

		156,877
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.66%
China Electronics Corp. Holdings Co. Ltd.[a]	196,000	48,523
Comtec Solar Systems Group Ltd.[b]	196,000	24,514
Landing International Development Ltd.[b]	1,540,000	49,444
Shanghai Fudan Microelectronics Group Co. Ltd. Class Ha	56,000	43,686
Shunfeng International Clean Energy Ltd.[a,b]	280,000	187,378
Xinyi Solar Holdings Ltd.[a]	588,000	174,381

		527,926
SOFTWARE — 1.87%
Boyaa Interactive International Ltd.[a]	56,000	40,508
Chanjet Information Technology Co. Ltd. Class Hb	5,600	10,990
Kingdee International Software Group Co. Ltd.[a,b]	477,200	156,904
National Agricultural Holdings Ltd.[a,b]	168,000	58,271
NetDragon Websoft Inc.[a]	49,000	83,273
Ourgame International Holdings Ltd.[b]	42,000	19,388
Shanghai Baosight Software Co. Ltd. Class B	32,290	117,858
Sinosoft Technology Group Ltd.	112,000	44,913
V1 Group Ltd.[b]	784,000	62,676

		594,781
SPECIALTY RETAIL — 1.83%
Boshiwa International Holding Ltd.[b]	153,000	2,959
China Harmony Auto Holding Ltd.[a]	105,000	82,316

Security	Shares	Value
China ZhengTong Auto Services Holdings Ltd.[a]	231,000	$121,525
Goldlion Holdings Ltd.	70,000	32,583
Hengdeli Holdings Ltd.	672,000	125,641
Koradior Holdings Ltd.	28,000	34,407
Pou Sheng International Holdings Ltd.[a,b]	602,000	48,126
Zhongsheng Group Holdings Ltd.	154,000	132,645

		580,202
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.11%
Coolpad Group Ltd.	672,000	126,507
Goldpac Group Ltd.[a]	70,000	42,061
TCL Communication Technology Holdings Ltd.[a]	140,000	132,681
TPV Technology Ltd.	224,000	51,989

		353,238
TEXTILES, APPAREL & LUXURY GOODS — 4.93%
361 Degrees International Ltd.	182,000	54,210
Bosideng International Holdings Ltd.	784,000	88,959
CECEP COSTIN New Materials Group Ltd.	42,000	17,167
China Dongxiang Group Co. Ltd.	882,000	147,845
China Household Holdings Ltd.[b]	420,000	28,702
China Lilang Ltd.[a]	112,000	76,973
Citychamp Watch & Jewellery Group Ltd.	476,000	52,170
Cosmo Lady China Holdings Co. Ltd.[a,b,c]	98,000	64,824
Daphne International Holdings Ltd.	280,000	74,735
Fuguiniao Co. Ltd. Class H	28,000	57,333
HOSA International Ltd.	140,000	66,070
Lao Feng Xiang Co. Ltd. Class B	56,080	180,241
Le Saunda Holdings Ltd.	84,000	32,168
Li Ning Co. Ltd.[a,b]	367,000	145,277
Luthai Textile Co. Ltd. Class B	71,400	97,588
Peak Sport Products Co. Ltd.	168,000	47,874
Ports Design Ltd.[b]	77,000	29,885
Shanghai Haixin Group Co. Class Bb	116,200	72,741
Sijia Group Co.[b]	96,000	9,327
Texhong Textile Group Ltd.	77,000	82,506
Time Watch Investments Ltd.	140,000	18,593
Weiqiao Textile Co. Class H	119,000	64,905
XTEP International Holdings Ltd.	168,000	55,455

		1,565,548

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHINA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.63%
China Aircraft Leasing Group Holdings Ltd.[b]	42,000	$53,993
China Dynamics Holdings Ltd.[a,b]	560,000	39,714
CITIC Resources Holdings Ltd.[a,b]	616,200	83,427
Jinchuan Group International Resources Co. Ltd.[b]	308,000	21,048

		198,182
TRANSPORTATION INFRASTRUCTURE — 4.73%
Anhui Expressway Co. Ltd. Class H	140,000	97,480
China Resources and Transportation Group Ltd.[a,b]	4,200,000	86,649
COSCO International Holdings Ltd.	140,000	62,279
Freetech Road Recycling Technology Holdings Ltd.[a]	126,000	18,359
Guangdong Provincial Expressway Development Co. Ltd. Class B	96,600	42,474
Hainan Meilan International Airport Co. Ltd. Class H	28,000	22,781
Henderson Investment Ltd.	308,000	27,403
Hopewell Highway Infrastructure Ltd.	224,000	108,311
Jinzhou Port Co. Ltd. Class B	49,000	24,500
Shenzhen Chiwan Wharf Holdings Ltd. Class B	36,400	73,030
Shenzhen Expressway Co. Ltd. Class H	196,000	145,570
Shenzhen International Holdings Ltd.	294,000	410,931
Sichuan Expressway Co. Ltd. Class H	252,000	102,679
Tianjin Port Development Holdings Ltd.[a]	504,000	102,679
Xiamen International Port Co. Ltd. Class H	252,000	62,062
Yuexiu Transport Infrastructure Ltd.[a]	168,000	114,593

		1,501,780
WATER UTILITIES — 1.54%
China Water Affairs Group Ltd.	224,000	103,401
CT Environmental Group Ltd.[a]	140,000	140,804
Kangda International Environmental Co. Ltd.[a,b,c]	126,000	52,152
Ozner Water International Holding Ltd.[a,b,c]	84,000	28,486
Shanghai Youngsun Investment Co. Ltd. Class B	28,000	32,256

Security	Shares	Value
Sound Global Ltd.[a,b]	154,000	$130,857

		487,956

TOTAL COMMON STOCKS (Cost: $32,656,290)		31,648,332

SHORT-TERM INVESTMENTS — 28.77%

MONEY MARKET FUNDS — 28.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	8,598,703	8,598,703
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	501,841	501,841
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	31,093	31,093

		9,131,637

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,131,637)		9,131,637

TOTAL INVESTMENTS IN SECURITIES — 128.46% (Cost: $41,787,927)		40,779,969
Other Assets, Less Liabilities — (28.46)%		(9,033,515)

NET ASSETS — 100.00%		$31,746,454

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

COMMON STOCKS — 95.16%

AEROSPACE & DEFENSE — 4.73%
MTU Aero Engines AG	15,712	$1,497,633
OHB AG	1,593	36,924

		1,534,557
AUTO COMPONENTS — 4.01%
ElringKlinger AGa	9,574	333,973
Grammer AG	3,313	128,835
LEONI AG	9,872	637,468
SAF-Holland SA	13,015	200,288

		1,300,564
BANKS — 0.27%
comdirect bank AG	8,512	86,749

		86,749
BIOTECHNOLOGY — 0.20%
Biotest AG	595	64,402

		64,402
BUILDING PRODUCTS — 0.13%
CENTROTEC Sustainable AG	2,647	40,527

		40,527
CAPITAL MARKETS — 1.34%
Aurelius AG	6,224	259,140
Deutsche Beteiligungs AG	2,882	102,247
MLP AG	17,840	74,538

		435,925
CHEMICALS — 1.75%
H&R AGb	3,848	28,650
Wacker Chemie AGa	4,731	539,674

		568,324
COMMERCIAL SERVICES & SUPPLIES — 2.87%
Bilfinger SE	13,904	829,520
Cewe Stiftung & Co. KGAA	1,568	100,126

		929,646
CONSTRUCTION & ENGINEERING — 0.17%
Bauer AGb	2,848	54,785

		54,785
CONSTRUCTION MATERIALS — 0.46%
BRAAS Monier Building Group SAb	6,507	149,621

		149,621
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.17%
QSC AGa	27,882	56,574

		56,574

Security	Shares	Value

ELECTRICAL EQUIPMENT — 1.89%
Nordex SEb	19,548	$410,126
SGL Carbon SEa,b	11,040	202,029

		612,155
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.84%
Jenoptik AG	12,968	179,419
LPKF Laser & Electronics AGa	6,707	92,156

		271,575
FOOD PRODUCTS — 1.82%
KWS Saat AG	693	211,427
Suedzucker AGa	24,672	377,049

		588,476
HEALTH CARE EQUIPMENT & SUPPLIES — 1.29%
Carl Zeiss Meditec AG Bearer[a]	9,815	270,436
Draegerwerk AG & Co. KGaA	919	75,568
STRATEC Biomedical AG	1,410	71,477

		417,481
HEALTH CARE PROVIDERS & SERVICES — 1.26%
Rhoen Klinikum AG	15,537	409,013

		409,013
HEALTH CARE TECHNOLOGY — 0.69%
CompuGroup Medical AG	7,234	224,028

		224,028
HOTELS, RESTAURANTS & LEISURE — 0.27%
Zeal Network SE	1,910	89,036

		89,036
INDUSTRIAL CONGLOMERATES — 2.79%
Indus Holding AG	7,008	297,953
Rheinmetall AG	11,952	607,156

		905,109
INTERNET & CATALOG RETAIL — 0.99%
Takkt AG	9,912	182,888
zooplus AGb	1,363	136,354

		319,242
INTERNET SOFTWARE & SERVICES — 0.29%
XING AG	672	93,276

		93,276
IT SERVICES — 6.71%
Bechtle AG	4,444	361,733
CANCOM SEa	4,265	174,993
Wirecard AG	35,424	1,638,602

		2,175,328

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 3.86%
Evotec AGb	31,827	$137,369
Gerresheimer AG	9,488	547,754
MorphoSys AGb	6,777	566,154

		1,251,277
MACHINERY — 16.27%
DEUTZ AG	27,369	124,390
DMG MORI SEIKI AG	19,045	630,494
Duerr AG	7,840	840,681
Gesco AG	903	73,735
Heidelberger Druckmaschinen AGa,b	77,753	197,970
Homag Group AG	1,906	77,605
KION Group AG	14,933	652,146
Krones AG	4,291	414,881
KUKA AGa	8,092	630,718
NORMA Group SE	9,616	514,859
Pfeiffer Vacuum Technology AG	2,976	247,248
R Stahl AG	859	44,321
Rational AG	1,038	372,218
SLM Solutions Group AGb	3,280	69,533
Vossloh AG	2,812	178,016
Wacker Neuson SE	8,473	202,905

		5,271,720
MEDIA — 2.18%
Borussia Dortmund GmbH & Co. KGaA	20,800	94,884
CTS Eventim AG & Co. KGaA	13,045	403,110
Stroeer Media SE	6,643	208,631

		706,625
METALS & MINING — 2.94%
Aurubis AG	10,188	615,821
Salzgitter AG	11,792	337,606

		953,427
PHARMACEUTICALS — 1.86%
STADA Arzneimittel AG	18,304	602,575

		602,575
PROFESSIONAL SERVICES — 0.99%
Amadeus Fire AG	1,492	118,902
Bertrandt AG	1,385	202,419

		321,321
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.37%
alstria office REIT-AGb	22,667	313,356
Hamborner REIT AG	12,368	131,096

		444,452

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.03%
Deutsche Euroshop AG	13,032	$666,916
DIC Asset AG	12,432	135,260
DO Deutsche Office AGb	21,744	96,825
Grand City Properties SAb	22,666	377,028
LEG Immobilien AGb	16,368	1,349,215
PATRIZIA Immobilien AGb	10,484	197,557
TAG Immobilien AGa	31,729	427,778

		3,250,579
ROAD & RAIL — 0.67%
Sixt SE	3,296	138,506
VTG AG	3,250	79,469

		217,975
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.40%
AIXTRON SEa,b	32,320	259,707
Dialog Semiconductor PLC[b]	21,472	952,404
Kontron AGb	14,227	100,135
Manz AGa,b	823	71,080
SMA Solar Technology AGa,b	3,169	42,548

		1,425,874
SOFTWARE — 2.66%
Init Innovation In Traffic Systems AG	1,673	43,338
Nemetschek AG	1,441	189,672
RIB Software AGa	7,860	116,991
Software AG	18,385	511,311

		861,312
SPECIALTY RETAIL — 0.36%
Delticom AGa	1,639	33,119
Tom Tailor Holding AGb	5,466	82,461

		115,580
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.35%
Wincor Nixdorf AG	8,998	436,101

		436,101
TEXTILES, APPAREL & LUXURY GOODS — 1.13%
Bijou Brigitte AG	1,222	76,894
Gerry Weber International AG	7,622	290,288

		367,182
THRIFTS & MORTGAGE FINANCE — 2.54%
Aareal Bank AG	18,288	822,561

		822,561

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 1.43%
BayWa AG	4,036	$165,076
Kloeckner & Co. SEb	28,624	298,394

		463,470
TRANSPORTATION INFRASTRUCTURE — 0.51%
Hamburger Hafen und Logistik AG	7,397	164,526

		164,526
WIRELESS TELECOMMUNICATION SERVICES — 5.67%
Drillisch AGa	16,272	681,967
Freenet AG	38,672	1,156,632

		1,838,599

TOTAL COMMON STOCKS (Cost: $31,471,203)		30,841,549

PREFERRED STOCKS — 4.58%

BIOTECHNOLOGY — 0.73%
Biotest AG	1,984	235,887

		235,887
BUILDING PRODUCTS — 0.20%
Villeroy & Boch AG	3,840	63,573

		63,573
CONSTRUCTION MATERIALS — 0.35%
STO SE & Co. KGaA	774	115,118

		115,118
HEALTH CARE EQUIPMENT & SUPPLIES — 1.83%
Draegerwerk AG & Co. KGaA	1,979	218,156
Sartorius AG	2,688	375,367

		593,523
MACHINERY — 0.94%
Jungheinrich AG	4,833	306,012

		306,012
ROAD & RAIL — 0.53%
Sixt SE	5,109	172,517

		172,517

TOTAL PREFERRED STOCKS (Cost: $1,435,110)		1,486,630

SHORT-TERM INVESTMENTS — 8.04%

MONEY MARKET FUNDS — 8.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,424,810	2,424,810

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	141,518	$141,518
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	38,789	38,789

		2,605,117

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,605,117)		2,605,117

TOTAL INVESTMENTS IN SECURITIES — 107.78% (Cost: $35,511,430)		34,933,296
Other Assets, Less Liabilities — (7.78)%		(2,522,947)

NET ASSETS — 100.00%		$32,410,349

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AIR FREIGHT & LOGISTICS — 1.72%
Kerry Logistics Network Ltd.	48,000	$69,443

		69,443
AUTO COMPONENTS — 2.06%
Xinyi Glass Holdings Ltd.	156,000	83,477

		83,477
BANKS — 3.15%
Dah Sing Banking Group Ltd.	33,600	56,842
Dah Sing Financial Holdings Ltd.	12,000	70,402

		127,244
BIOTECHNOLOGY — 0.56%
CK Life Sciences International Holdings Inc.	228,000	22,637

		22,637
CAPITAL MARKETS — 6.05%
China Financial International Investments Ltd.[a]	270,000	28,548
China LNG Group Ltd.[b]	270,000	46,303
Guotai Junan International Holdings Ltd.[b]	63,000	47,602
Haitong International Securities Group Ltd.[b]	43,000	25,782
Sun Hung Kai & Co. Ltd.	45,000	38,760
Value Partners Group Ltd.	66,000	57,784

		244,779
COMMUNICATIONS EQUIPMENT — 4.66%
VTech Holdings Ltd.[b]	13,200	188,415

		188,415
CONSTRUCTION & ENGINEERING — 1.01%
Hsin Chong Construction Group Ltd.[b]	168,000	20,146
SOCAM Development Ltd.[a]	23,000	20,641

		40,787
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.35%
Citic Telecom International Holdings Ltd.	108,000	37,599
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	114,000	57,622

		95,221
ELECTRICAL EQUIPMENT — 2.57%
Johnson Electric Holdings Ltd.	28,500	103,814

		103,814

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.75%
FIH Mobile Ltd.[a]	219,000	$103,634
GCL New Energy Holdings Ltd.[a]	222,000	22,041
Truly International Holdings Ltd.	114,000	46,450
VST Holdings Ltd.	60,400	19,938

		192,063
ENERGY EQUIPMENT & SERVICES — 0.71%
Hilong Holding Ltd.[b]	54,000	17,059
SPT Energy Group Inc.[b]	60,000	11,837

		28,896
HEALTH CARE PROVIDERS & SERVICES — 2.12%
Town Health International Medical Group Ltd.[b]	246,000	85,643

		85,643
HOTELS, RESTAURANTS & LEISURE — 8.91%
Cafe de Coral Holdings Ltd.[b]	30,000	108,504
Century City International Holdings Ltd.	108,000	8,356
Dorsett Hospitality International Ltd.[b]	48,000	7,675
Emperor Entertainment Hotel Ltd.	45,000	10,270
Macau Legend Development Ltd.[a,b]	129,500	45,585
Melco International Development Ltd.[b]	69,000	136,658
Paradise Entertainment Ltd.[b]	36,000	11,326
Regal Hotels International Holdings Ltd.	30,000	18,529
Tsui Wah Holdings Ltd.[b]	42,000	13,376

		360,279
HOUSEHOLD DURABLES — 1.41%
Man Wah Holdings Ltd.	55,200	47,260
Samson Holding Ltd.	75,000	9,961

		57,221
INDUSTRIAL CONGLOMERATES — 5.38%
Hopewell Holdings Ltd.	45,000	167,978
Shun Tak Holdings Ltd.	108,000	49,715

		217,693
INTERNET SOFTWARE & SERVICES — 0.48%
SUNeVision Holdings Ltd.	57,000	19,403

		19,403
IT SERVICES — 0.36%
China Public Procurement Ltd.[a,b]	612,000	14,599

		14,599
LEISURE PRODUCTS — 0.91%
Haier Healthwise Holdings Ltd.[a,b]	228,000	26,459
Playmates Toys Ltd.	48,000	10,459

		36,918

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

MACHINERY — 0.46%
Singamas Container Holdings Ltd.	114,000	$18,668

		18,668
MARINE — 5.39%
Orient Overseas International Ltd.	18,000	113,726
Pacific Basin Shipping Ltd.	138,000	50,891
SITC International Holdings Co. Ltd.	93,000	53,243

		217,860
MEDIA — 5.44%
Hong Kong Television Network Ltd.[a]	33,000	12,127
Mei Ah Entertainment Group Ltd.[a]	180,000	12,069
Television Broadcasts Ltd.	26,700	170,932
Tom Group Ltd.[a]	114,000	24,989

		220,117
METALS & MINING — 1.51%
G-Resources Group Ltd.[a]	1,800,000	55,703
IRC Ltd.[a,b]	96,000	5,446

		61,149
OIL, GAS & CONSUMABLE FUELS — 2.00%
Brightoil Petroleum Holdings Ltd.[a,b]	213,000	53,006
Newocean Energy Holdings Ltd.[b]	78,000	27,960

		80,966
PHARMACEUTICALS — 0.47%
United Laboratories International Holdings Ltd. (The)[a]	42,000	19,225

		19,225
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.78%
Champion REIT	186,000	92,095
Prosperity REIT	90,000	35,046
Regal REIT	78,000	22,328
Sunlight REIT	84,000	43,758

		193,227
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.23%
CSI Properties Ltd.	510,000	19,070
Emperor International Holdings Ltd.[b]	90,000	20,424
Far East Consortium International Ltd./HKb	75,000	28,625
Great Eagle Holdings Ltd.	21,000	72,568
K Wah International Holdings Ltd.	90,000	45,607
Kowloon Development Co. Ltd.	27,000	30,811
Lai Sun Development Co. Ltd.	813,000	18,135
Langham Hospitality Investments and Langham Hospitality Investments Ltd.[b]	73,500	35,066
Liu Chong Hing Investment Ltd.	12,000	14,947

Security	Shares	Value

Midland Holdings Ltd.[a,b]	48,000	$23,643
Polytec Asset Holdings Ltd.	105,000	13,945
Soundwill Holdings Ltd.	6,000	9,903

		332,744
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.79%
United Photovoltaics Group Ltd.[a,b]	264,000	31,998

		31,998
SOFTWARE — 0.42%
IGG Inc.[b]	45,000	16,943

		16,943
SPECIALTY RETAIL — 11.08%
Bonjour Holdings Ltd.	121,000	11,701
Chow Sang Sang Holdings International Ltd.	24,000	60,407
Dickson Concepts International Ltd.	18,000	8,355
Emperor Watch & Jewellery Ltd.[b]	270,000	9,052
Esprit Holdings Ltd.	147,950	152,997
Giordano International Ltd.	96,000	47,409
IT Ltd.	42,000	11,643
Luk Fook Holdings International Ltd.[b]	27,000	85,643
Sa Sa International Holdings Ltd.[b]	78,000	45,963
Trinity Ltd.	78,000	14,986

		448,156
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.46%
Yunbo Digital Synergy Group Ltd.[a]	33,294	18,674

		18,674
TEXTILES, APPAREL & LUXURY GOODS — 7.40%
Global Brands Group Holding Ltd.[a]	468,000	80,258
Pacific Textiles Holdings Ltd.	39,000	58,333
Sitoy Group Holdings Ltd.	24,000	13,740
Stella International Holdings Ltd.	37,500	97,190
Texwinca Holdings Ltd.	54,000	49,715

		299,236
TRADING COMPANIES & DISTRIBUTORS — 0.79%
Summit Ascent Holdings Ltd.[a,b]	54,000	31,890

		31,890
WIRELESS TELECOMMUNICATION SERVICES — 1.48%
SmarTone Telecommunications Holdings Ltd.	30,000	59,880

		59,880

TOTAL COMMON STOCKS
(Cost: $4,446,682)		4,039,265

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 30.20%

MONEY MARKET FUNDS — 30.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,150,754	$1,150,754
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	67,161	67,161
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,606	3,606

		1,221,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,221,521)		1,221,521

TOTAL INVESTMENTS IN SECURITIES — 130.06%
(Cost: $5,668,203)		5,260,786
Other Assets, Less Liabilities — (30.06)%		(1,215,910)

NET ASSETS — 100.00%		$4,044,876

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.26%

AIR FREIGHT & LOGISTICS — 5.63%
CWT Ltd.	61,500	$71,669
Singapore Post Ltd.	438,500	644,806

		716,475
AIRLINES — 0.54%
Tiger Airways Holdings Ltd.[a,b]	320,229	68,279

		68,279
CAPITAL MARKETS — 1.28%
ARA Asset Management Ltd.	135,500	162,389

		162,389
COMMERCIAL SERVICES & SUPPLIES — 1.31%
United Envirotech Ltd.	140,500	166,315

		166,315
CONSTRUCTION & ENGINEERING — 3.12%
Charisma Energy Services Ltd.[a,b]	1,635,000	28,851
Chip Eng Seng Corp. Ltd.	107,000	76,311
Civmec Ltd.[a]	65,000	32,259
Rotary Engineering Ltd.	65,000	27,718
United Engineers Ltd.	111,500	232,001

		397,140
DIVERSIFIED CONSUMER SERVICES — 0.33%
Raffles Education Corp. Ltd.	167,500	41,872

		41,872
DIVERSIFIED FINANCIAL SERVICES — 0.53%
k1 Ventures Ltd.	221,000	32,173
Rowsley Ltd.[a,b]	248,500	35,262

		67,435
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.94%
GSH Corp. Ltd.[a,b]	865,000	48,335
Venture Corp. Ltd.	76,000	453,731

		502,066
ENERGY EQUIPMENT & SERVICES — 4.43%
Boustead Singapore Ltd.	69,500	88,657
Dyna-Mac Holdings Ltd.	105,000	25,476
Ezion Holdings Ltd.[a]	368,500	302,094
Ezra Holdings Ltd.	207,500	79,332
Pacc Offshore Services Holdings Ltd.[b]	105,000	40,144
Pacific Radiance Ltd.[a]	53,000	28,447

		564,150

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.66%
Sheng Siong Group Ltd.	153,500	$83,516

		83,516
FOOD PRODUCTS — 4.66%
Bumitama Agri Ltd.	102,500	78,377
First Resources Ltd.[a]	161,500	219,078
GMG Global Ltd.	895,000	38,824
Indofood Agri Resources Ltd.	126,500	65,105
Japfa Ltd.[a,b]	103,000	40,137
QAF Ltd.	48,500	37,442
Super Group Ltd./Singapore[a]	130,000	114,219

		593,182
HEALTH CARE EQUIPMENT & SUPPLIES — 1.16%
Biosensors International Group Ltd.[a,b]	308,000	148,327

		148,327
HEALTH CARE PROVIDERS & SERVICES — 2.66%
Raffles Medical Group Ltd.[a]	74,000	211,646
Religare Health Trust	162,000	126,851

		338,497
HOTELS, RESTAURANTS & LEISURE — 2.92%
Accordia Golf Trust[b]	240,000	135,873
GuocoLeisure Ltd.	140,000	95,728
OUE Ltd.[a]	86,000	140,372

		371,973
MACHINERY — 1.70%
COSCO Corp. Singapore Ltd.[a]	295,000	112,786
Hong Leong Asia Ltd.	38,000	40,092
Vard Holdings Ltd.[a,b]	155,000	63,249

		216,127
MARINE — 1.54%
Neptune Orient Lines Ltd./Singapore[a,b]	265,000	195,813

		195,813
MEDIA — 2.13%
Asian Pay Television Trust	398,000	270,679

		270,679
METALS & MINING — 0.51%
Midas Holdings Ltd.[a]	285,000	64,958

		64,958
OIL, GAS & CONSUMABLE FUELS — 0.67%
KrisEnergy Ltd.[b]	76,500	32,623
Rex International Holding Ltd.[a,b]	202,500	52,854

		85,477

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 40.00%
AIMS AMP Capital Industrial REIT	145,950	$156,670
Ascendas Hospitality Trust	227,000	115,161
Ascott Residence Trust	268,500	256,636
Cache Logistics Trust	205,000	176,347
Cambridge Industrial Trust[a]	331,500	166,956
CapitaRetail China Trust	157,040	193,976
CDL Hospitality Trusts	186,000	242,056
Far East Hospitality Trust	258,500	153,948
First REIT	138,500	138,490
Frasers Centrepoint Trust	160,000	239,982
Frasers Commercial Trust	148,500	163,229
Frasers Hospitality Trust[b]	87,000	57,249
Keppel REIT[a]	526,500	480,009
Lippo Malls Indonesia Retail Trust	467,500	120,304
Mapletree Commercial Trust	367,500	421,513
Mapletree Greater China Commercial Trust	554,000	423,616
Mapletree Industrial Trust	325,500	369,750
Mapletree Logistics Trust	432,000	390,677
OUE Hospitality Trust	231,000	159,650
Parkway Life REIT	106,000	190,163
Sabana Shari’ah Compliant Industrial REIT[a]	174,000	117,697
Soilbuild Business Space REIT	178,000	106,007
Starhill Global REIT	408,000	251,982

		5,092,068
REAL ESTATE MANAGEMENT & DEVELOPMENT — 7.55%
Ascendas India Trust	215,000	148,592
Ho Bee Land Ltd.	51,500	76,866
Hong Fok Corp. Ltd.	69,000	45,151
Perennial Real Estate Holdings Ltd.[a,b]	108,540	84,192
SingHaiyi Group Ltd.[a,b]	245,800	25,301
Tuan Sing Holdings Ltd.	155,000	44,445
Wheelock Properties Singapore Ltd.	87,000	119,936
Wing Tai Holdings Ltd.	115,800	151,551
Yanlord Land Group Ltd.[a]	170,000	120,616
Ying Li International Real Estate Ltd.[a,b]	260,000	43,967
Yoma Strategic Holdings Ltd.[b]	301,500	100,862

		961,479
ROAD & RAIL — 2.23%
SMRT Corp. Ltd.	222,000	284,009

		284,009

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.36%
STATS ChipPAC Ltd.[b]	130,000	$46,357

		46,357
SOFTWARE — 1.46%
Silverlake Axis Ltd.[a]	196,500	186,372

		186,372
SPECIALTY RETAIL — 0.79%
OSIM International Ltd.[a]	68,000	100,493

		100,493
TRADING COMPANIES & DISTRIBUTORS — 0.30%
Tat Hong Holdings Ltd.	73,500	38,639

		38,639
TRANSPORTATION INFRASTRUCTURE — 3.59%
SATS Ltd.	196,500	456,540

		456,540
WATER UTILITIES — 0.78%
Hyflux Ltd.	151,000	99,364

		99,364
WIRELESS TELECOMMUNICATION SERVICES — 2.48%
M1 Ltd./Singapore	108,500	315,903

		315,903

TOTAL COMMON STOCKS
(Cost: $14,421,850)		12,635,894

SHORT-TERM INVESTMENTS — 21.03%

MONEY MARKET FUNDS — 21.03%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[c,d,e]	2,524,235	2,524,235
BlackRock Cash Funds: Prime,
SL Agency Shares
0.15%[c,d,e]	147,320	147,320
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[c,d]	4,814	4,814

		2,676,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,676,369)		2,676,369

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE SMALL-CAP ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 120.29%
(Cost: $17,098,219)	$15,312,263
Other Assets, Less Liabilities — (20.29)%	(2,582,467)

NET ASSETS — 100.00%	$12,729,796

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.54%
Chemring Group PLC	7,177	$25,094
QinetiQ Group PLC	23,105	71,306
Senior PLC	15,408	81,078
Ultra Electronics Holdings PLC	2,576	71,657

		249,135
AIR FREIGHT & LOGISTICS — 0.16%
DX Group PLC	7,446	9,838
Stobart Group Ltd.	9,741	16,409

		26,247
AIRLINES — 0.14%
Dart Group PLC	3,521	15,903
Flybe Group PLC[a]	7,546	7,055

		22,958
BANKS — 0.47%
Bank of Georgia Holdings PLC	1,452	38,708
TSB Banking Group PLC[a,b]	9,283	37,529

		76,237
BEVERAGES — 0.81%
Britvic PLC	9,136	108,009
Stock Spirits Group PLC	7,426	22,608

		130,617
BIOTECHNOLOGY — 0.58%
Abcam PLC	6,329	46,190
Genus PLC	2,238	47,210

		93,400
CAPITAL MARKETS — 5.89%
Allied Minds PLC[a]	6,696	61,571
Ashmore Group PLC[c]	13,020	61,611
Brewin Dolphin Holdings PLC	10,211	49,849
Close Brothers Group PLC	5,504	139,581
Henderson Group PLC	39,864	161,222
Intermediate Capital Group PLC	14,301	108,515
Jupiter Fund Management PLC	13,512	87,159
Man Group PLC	61,553	182,258
SVG Capital PLC[a]	7,087	53,896
Tullett Prebon PLC	8,552	46,032

		951,694
CHEMICALS — 2.50%
Alent PLC	7,912	43,089
Elementis PLC	16,994	75,400
Essentra PLC	9,632	151,532

Security	Shares	Value
Synthomer PLC	10,096	$45,574
Victrex PLC	2,995	87,478

		403,073
COMMERCIAL SERVICES & SUPPLIES — 3.94%
Berendsen PLC	6,376	108,388
Cape PLC	4,497	16,367
De La Rue PLC	3,752	33,572
Homeserve PLC	10,933	56,990
Mitie Group PLC	13,512	63,166
Regus PLC	24,223	88,569
Rentokil Initial PLC	67,416	140,962
RPS Group PLC	8,208	33,589
Serco Group PLC	20,229	69,527
Shanks Group PLC	14,770	24,423

		635,553
COMMUNICATIONS EQUIPMENT — 0.62%
Pace PLC	11,006	56,877
Spirent Communications PLC	22,714	32,557
Telit Communications PLC[a]	3,164	11,210

		100,644
CONSTRUCTION & ENGINEERING — 2.59%
Balfour Beatty PLC	25,428	98,556
Carillion PLC	15,880	88,593
Costain Group PLC	2,813	13,129
Galliford Try PLC	3,032	70,191
Interserve PLC	5,285	51,332
Keller Group PLC	2,648	41,454
Kier Group PLC	2,056	55,349

		418,604
CONSUMER FINANCE — 1.77%
International Personal Finance PLC	8,563	57,194
Provident Financial PLC	5,394	228,820

		286,014
CONTAINERS & PACKAGING — 1.74%
DS Smith PLC	34,721	197,032
RPC Group PLC	9,258	83,912

		280,944
DISTRIBUTORS — 1.18%
Inchcape PLC	15,772	179,393
John Menzies PLC	1,821	10,870

		190,263
DIVERSIFIED CONSUMER SERVICES — 0.34%
Dignity PLC	1,826	54,604

		54,604

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.19%
Arrow Global Group PLC	5,830	$22,074
IG Group Holdings PLC	13,536	152,914
Plus500 Ltd.	1,707	16,923

		191,911
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.67%
Avanti Communications Group PLC[a,c]	4,452	18,163
Cable & Wireless Communications PLC	102,616	92,454
COLT Group SAa	13,296	30,904
Kcom Group PLC	19,182	27,272
TalkTalk Telecom Group PLC	19,355	101,429

		270,222
ELECTRICAL EQUIPMENT — 0.32%
Dialight PLC	1,147	11,717
HellermannTyton Group PLC	7,998	40,566

		52,283
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.60%
Domino Printing Sciences PLC	4,174	49,636
Electrocomponents PLC	16,152	56,063
Halma PLC	13,956	153,669
Laird PLC	9,944	53,863
Oxford Instruments PLC	2,020	23,616
Premier Farnell PLC	13,788	36,799
Renishaw PLC	1,203	48,523
Spectris PLC	4,385	147,526
TT electronics PLC	5,609	11,529

		581,224
ENERGY EQUIPMENT & SERVICES — 1.11%
Hunting PLC	4,961	36,655
John Wood Group PLC	13,812	142,051

		178,706
FOOD & STAPLES RETAILING — 1.24%
Booker Group PLC	54,840	136,108
Greggs PLC	3,756	50,905
Majestic Wine PLC[c]	2,438	13,479

		200,492
FOOD PRODUCTS — 1.01%
Dairy Crest Group PLC	5,077	38,994
Devro PLC	6,198	28,065
Greencore Group PLC	15,086	78,941
Premier Foods PLC[a]	25,996	17,576

		163,576

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.11%
Advanced Medical Solutions Group PLC	7,712	$16,864

		16,864
HEALTH CARE PROVIDERS & SERVICES — 1.18%
Al Noor Hospitals Group PLC	1,521	21,895
Spire Healthcare Group PLC[a,b]	6,702	32,729
Synergy Health PLC	2,176	71,627
UDG Healthcare PLC	8,901	64,239

		190,490
HEALTH CARE TECHNOLOGY — 0.21%
Advanced Computer Software Group PLC	16,008	34,572

		34,572
HOTELS, RESTAURANTS & LEISURE — 5.23%
888 Holdings PLC	5,264	13,077
Betfair Group PLC	2,560	68,917
Bwin.Party Digital Entertainment PLC[a]	27,444	36,177
Domino’s Pizza Group PLC	6,091	68,009
Enterprise Inns PLC[a]	18,787	30,485
Greene King PLC	8,088	109,056
GVC Holdings PLC	1,707	12,557
J D Wetherspoon PLC	3,374	42,730
Ladbrokes PLC	34,193	62,723
Marston’s PLC	21,261	50,205
Mitchells & Butlers PLC[a]	7,642	55,046
Restaurant Group PLC (The)	7,400	84,455
Spirit Pub Co. PLC	24,525	45,216
SSP Group PLC[a]	14,034	62,245
Thomas Cook Group PLC[a]	53,984	104,367

		845,265
HOUSEHOLD DURABLES — 6.61%
Barratt Developments PLC	36,632	291,830
Bellway PLC	4,520	139,075
Berkeley Group Holdings PLC	4,743	191,822
Bovis Homes Group PLC	4,941	73,800
Crest Nicholson Holdings PLC	8,328	56,899
Redrow PLC	8,150	45,959
Taylor Wimpey PLC	120,051	268,086

		1,067,471
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.67%
Drax Group PLC	14,960	95,621
Infinis Energy PLC	3,899	12,057

		107,678

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.15%
DCC PLC	3,098	$185,282

		185,282
INSURANCE — 6.72%
Amlin PLC	18,444	150,925
Beazley PLC	18,228	81,494
Brit PLC[b]	4,461	21,006
Catlin Group Ltd.	13,344	141,156
Chesnara PLC	4,694	26,405
esure Group PLC	10,833	40,146
Hiscox Ltd.[c]	11,776	143,951
Just Retirement Group PLC	6,509	17,845
Lancashire Holdings Ltd.	7,064	75,052
Partnership Assurance Group PLC	5,941	13,336
Phoenix Group Holdings	7,056	93,559
St. James’s Place PLC	19,148	280,526

		1,085,401
INTERNET & CATALOG RETAIL — 2.23%
AO World PLC[a,c]	6,254	17,349
ASOS PLC[a,c]	2,000	100,018
boohoo.com PLC[a]	25,021	8,893
Home Retail Group PLC	30,048	93,987
MySale Group PLC[a,c]	2,518	1,946
N Brown Group PLC	5,788	40,126
Ocado Group PLC[a]	17,288	98,505

		360,824
INTERNET SOFTWARE & SERVICES — 1.47%
Just Eat PLC[a]	7,376	40,967
Moneysupermarket.com Group PLC	16,061	67,934
Telecity Group PLC	7,478	106,898
Zoopla Property Group PLC[b,c]	7,762	22,072

		237,871
IT SERVICES — 0.73%
Anite PLC	11,173	15,670
Innovation Group PLC	44,800	19,212
Optimal Payments PLC[a]	6,006	34,481
Quindell PLC[c]	14,582	20,901
SafeCharge International Group Ltd.	1,880	7,293
Xchanging PLC	9,062	20,166

		117,723
LIFE SCIENCES TOOLS & SERVICES — 0.10%
Clinigen Healthcare Ltd.[a]	1,841	15,363

		15,363

Security	Shares	Value
MACHINERY — 2.98%
Bodycote PLC	7,056	$84,345
Fenner PLC	7,203	24,434
Morgan Advanced Materials PLC	10,472	53,292
Rotork PLC	3,201	121,395
Spirax-Sarco Engineering PLC	2,800	138,987
Vesuvius PLC	7,964	58,867

		481,320
MEDIA — 4.82%
Cineworld Group PLC	7,345	51,329
Daily Mail & General Trust PLC Class A NVS	10,211	134,683
Entertainment One Ltd.	7,625	35,433
Informa PLC	23,920	204,422
ITE Group PLC	9,272	24,467
Rightmove PLC	3,428	160,465
Trinity Mirror PLC[a]	9,568	29,905
UBM PLC	16,368	137,226

		777,930
METALS & MINING — 1.77%
Acacia Mining PLC	6,091	25,905
African Minerals Ltd.[a,c]	10,533	—
Centamin PLC	40,640	41,326
Evraz PLC	13,984	42,530
Ferrexpo PLC	5,464	5,531
Gem Diamonds Ltd.[a]	3,594	8,442
Hochschild Mining PLC[a]	6,817	9,271
KAZ Minerals PLC[a,c]	9,953	39,007
Lonmin PLC[a,c]	16,649	40,447
Petra Diamonds Ltd.[a]	14,261	41,345
Vedanta Resources PLC	3,473	31,854

		285,658
MULTI-UTILITIES — 0.24%
Telecom Plus PLC	2,379	38,383

		38,383
MULTILINE RETAIL — 0.70%
Debenhams PLC	42,841	53,892
Mothercare PLC[a,c]	5,328	15,645
Poundland Group PLC	7,387	44,065

		113,602
OIL, GAS & CONSUMABLE FUELS — 1.89%
Afren PLC[a,c]	39,051	5,193
Amerisur Resources PLC[a]	31,548	16,089
Anglo Pacific Group PLC	4,879	6,975

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Cairn Energy PLC[a]	21,233	$66,775
EnQuest PLC[a]	26,824	17,307
Faroe Petroleum PLC[a]	7,931	9,192
Gulf Keystone Petroleum Ltd.[a,c]	33,006	25,121
Hargreaves Services PLC	1,169	8,581
IGAS Energy PLC[a]	7,153	3,040
Ophir Energy PLC[a]	24,061	51,797
Premier Oil PLC	18,768	48,872
Quadrise Fuels International PLC[a,c]	13,488	2,866
Rockhopper Exploration PLC[a]	10,850	11,109
SOCO International PLC[a]	7,396	32,061

		304,978
PAPER & FOREST PRODUCTS — 1.72%
Mondi PLC	13,548	278,463

		278,463
PHARMACEUTICALS — 3.24%
BTG PLC[a]	14,113	165,431
GW Pharmaceuticals PLC[a]	7,461	50,502
Hikma Pharmaceuticals PLC	5,494	209,968
Indivior PLC[a]	23,992	64,811
Vectura Group PLC[a]	14,195	32,247

		522,959
PROFESSIONAL SERVICES — 1.76%
Hays PLC	52,415	124,014
Michael Page International PLC	10,671	82,785
WS Atkins PLC	3,696	78,023

		284,822
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.90%
Big Yellow Group PLC	5,461	53,337
Derwent London PLC	3,611	186,945
Great Portland Estates PLC	12,728	157,457
Hansteen Holdings PLC	25,427	46,368
LondonMetric Property PLC	22,153	55,256
NewRiver Retail Ltd.	4,465	21,046
Primary Health Properties PLC	3,920	23,323
Redefine International PLC	33,688	29,258
Safestore Holdings PLC	6,916	29,926
Shaftesbury PLC	10,280	129,079
Workspace Group PLC	4,485	59,608

		791,603
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.01%
Capital & Counties Properties PLC	27,835	174,001
Foxtons Group PLC	8,382	26,166
Grainger PLC	15,268	49,691

Security	Shares	Value
Helical Bar PLC	3,730	$23,057
Quintain Estates & Development PLC[a]	17,582	26,084
Savills PLC	4,705	53,079
Schroder REIT Ltd.	19,151	18,054
ST Modwen Properties PLC	6,914	51,822
UNITE Group PLC (The)	7,473	63,518

		485,472
ROAD & RAIL — 2.07%
FirstGroup PLC[a]	44,432	72,373
Go-Ahead Group PLC	1,503	60,531
National Express Group PLC	15,982	70,169
Northgate PLC	4,947	47,514
Stagecoach Group PLC	15,920	83,157

		333,744
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.80%
CSR PLC	6,133	82,126
Imagination Technologies Group PLC[a]	9,506	37,755
Nanoco Group PLC[a]	6,432	9,865

		129,746
SOFTWARE — 2.06%
AVEVA Group PLC	2,354	58,024
Fidessa Group PLC	1,410	50,662
Globo PLC[a,c]	11,794	9,660
Micro Focus International PLC	4,788	80,283
Monitise PLC[a]	67,273	22,872
Playtech PLC	7,031	83,340
SDL PLC[a]	3,006	20,533
Tungsten Corp. PLC[a]	3,156	7,682

		333,056
SPECIALTY RETAIL — 3.04%
Card Factory PLC[a]	7,549	33,249
Dunelm Group PLC	3,339	47,370
GAME Digital PLC[a]	3,156	12,827
Halfords Group PLC	7,321	50,347
Howden Joinery Group PLC	23,844	170,940
Lookers PLC	12,280	29,178
Pets at Home Group PLC	9,283	34,143
SuperGroup PLC[a]	1,505	22,642
WH Smith PLC	4,348	90,241

		490,937
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.11%
Xaar PLC	2,840	16,853

		16,853

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Ted Baker PLC	1,056	$41,827

		41,827
THRIFTS & MORTGAGE FINANCE — 0.53%
OneSavings Bank PLC[a]	3,161	10,662
Paragon Group of Companies PLC (The)	11,293	75,044

		85,706
TRADING COMPANIES & DISTRIBUTORS — 1.44%
Diploma PLC	3,995	49,267
Grafton Group PLC	8,152	94,486
SIG PLC	21,756	66,571
Speedy Hire PLC	19,329	22,702

		233,026
TRANSPORTATION INFRASTRUCTURE — 0.55%
BBA Aviation PLC	16,422	87,987

		87,987
WATER UTILITIES — 1.14%
Pennon Group PLC	13,986	183,827

		183,827

TOTAL COMMON STOCKS
(Cost: $17,008,855)		16,125,104

SHORT-TERM INVESTMENTS — 2.40%

MONEY MARKET FUNDS — 2.40%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.16%[d,e,f]	365,206	365,206
BlackRock Cash Funds: Prime,
SL Agency Shares
0.15%[d,e,f]	21,314	21,314
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.00%[d,e]	2,154	2,154

		388,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $388,674)		388,674

TOTAL INVESTMENTS IN SECURITIES — 102.25%
(Cost: $17,397,529)		16,513,778
Other Assets, Less Liabilities — (2.25)%		(364,165)

NET ASSETS — 100.00%		$16,149,613

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2015

	iShares MSCI Australia Small-Cap ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI Canada Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,916,720	$35,079,293	$3,688,979
Affiliated (Note 2)	329,950	15,859	269,648

Total cost of investments	$3,246,670	$35,095,152	$3,958,627

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,715,491	$25,140,723	$2,964,139
Affiliated (Note 2)	329,950	15,859	269,648

Total fair value of investments	3,045,441	25,156,582	3,233,787
Foreign currency, at value[b]	6,324	25,170	1,020
Receivables:
Investment securities sold	45,111	249,092	79,292
Dividends and interest	9,002	54,339	4,577
Capital shares sold	—	19,333	—

Total Assets	3,105,878	25,504,516	3,318,676

LIABILITIES
Payables:
Investment securities purchased	47,036	276,871	79,529
Collateral for securities on loan (Note 1)	328,908	—	269,090
Investment advisory fees (Note 2)	1,197	11,315	1,334

Total Liabilities	377,141	288,186	349,953

NET ASSETS	$2,728,737	$25,216,330	$2,968,723

Net assets consist of:
Paid-in capital	$3,388,752	$61,156,155	$3,851,841
Undistributed (distributions in excess of) net investment income	(28,992)	19,662	(8,369)
Accumulated net realized loss	(429,790)	(26,017,335)	(149,902)
Net unrealized depreciation	(201,233)	(9,942,152)	(724,847)

NET ASSETS	$2,728,737	$25,216,330	$2,968,723

Shares outstanding[c]	150,000	2,100,000	150,000

Net asset value per share	$18.19	$12.01	$19.79

[a]	Securities on loan with values of $308,994, $ — and $254,704, respectively. See Note 1.
[b]	Cost of foreign currency: $6,315, $25,066 and $1,017, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2015

	iShares MSCI China Small-Cap ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Hong Kong Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$32,656,290	$32,906,313	$4,446,682
Affiliated (Note 2)	9,131,637	2,605,117	1,221,521

Total cost of investments	$41,787,927	$35,511,430	$5,668,203

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$31,648,332	$32,328,179	$4,039,265
Affiliated (Note 2)	9,131,637	2,605,117	1,221,521

Total fair value of investments	40,779,969	34,933,296	5,260,786
Foreign currency, at value[b]	44,443	16,526	3,949
Receivables:
Investment securities sold	359,370	271,483	1,919
Dividends and interest	24,764	56,539	4,008

Total Assets	41,208,546	35,277,844	5,270,662

LIABILITIES
Payables:
Investment securities purchased	346,686	287,269	6,042
Collateral for securities on loan (Note 1)	9,100,544	2,566,328	1,217,915
Investment advisory fees (Note 2)	14,862	13,898	1,829

Total Liabilities	9,462,092	2,867,495	1,225,786

NET ASSETS	$31,746,454	$32,410,349	$4,044,876

Net assets consist of:
Paid-in capital	$36,008,478	$32,583,985	$4,690,759
Distributions in excess of net investment income	(169,790)	(123,427)	(68,694)
Undistributed net realized gain (accumulated net realized loss)	(3,084,286)	539,613	(169,775)
Net unrealized depreciation	(1,007,948)	(589,822)	(407,414)

NET ASSETS	$31,746,454	$32,410,349	$4,044,876

Shares outstanding[c]	700,000	800,000	150,000

Net asset value per share	$45.35	$40.51	$26.97

[a]	Securities on loan with values of $8,085,517, $2,437,170 and $1,096,400, respectively. See Note 1.
[b]	Cost of foreign currency: $44,434, $16,734 and $3,946, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

February 28, 2015

	iShares MSCI Singapore Small-Cap ETF	iShares MSCI United Kingdom Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$14,421,850	$17,008,855
Affiliated (Note 2)	2,676,369	388,674

Total cost of investments	$17,098,219	$17,397,529

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$12,635,894	$16,125,104
Affiliated (Note 2)	2,676,369	388,674

Total fair value of investments	15,312,263	16,513,778
Foreign currency, at value[b]	51,885	23,656
Receivables:
Investment securities sold	51,137	67,781
Dividends and interest	43,094	18,924

Total Assets	15,458,379	16,624,139

LIABILITIES
Payables:
Investment securities purchased	51,231	80,645
Collateral for securities on loan (Note 1)	2,671,555	386,520
Investment advisory fees (Note 2)	5,797	7,361

Total Liabilities	2,728,583	474,526

NET ASSETS	$12,729,796	$16,149,613

Net assets consist of:
Paid-in capital	$17,009,084	$18,045,139
Undistributed (distributions in excess of) net investment income	31,924	(705)
Accumulated net realized loss	(2,524,502)	(1,011,293)
Net unrealized depreciation	(1,786,710)	(883,528)

NET ASSETS	$12,729,796	$16,149,613

Shares outstanding[c]	500,000	400,000

Net asset value per share	$25.46	$40.37

[a]	Securities on loan with values of $2,473,671 and $363,611, respectively. See Note 1.
[b]	Cost of foreign currency: $52,107 and $23,438, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI Australia Small-Cap ETF	iShares MSCI Brazil Small-Cap ETF	iShares MSCI Canada Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$63,314	$271,968	$38,459
Securities lending income — affiliated (Note 2)	2,102	—	755

Total investment income	65,416	271,968	39,214

EXPENSES
Investment advisory fees (Note 2)	8,184	97,898	9,499

Total expenses	8,184	97,898	9,499

Net investment income	57,232	174,070	29,715

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(179,133)	(11,447,365)	(4,899)
Foreign currency transactions	(4,139)	(79,914)	(920)

Net realized loss	(183,272)	(11,527,279)	(5,819)

Net change in unrealized appreciation/depreciation on:
Investments	(407,958)	(8,430,802)	(1,002,968)
Translation of assets and liabilities in foreign currencies	(170)	(3,987)	(57)

Net change in unrealized appreciation/depreciation	(408,128)	(8,434,789)	(1,003,025)

Net realized and unrealized loss	(591,400)	(19,962,068)	(1,008,844)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(534,168)	$(19,787,998)	$(979,129)

[a]	Net of foreign withholding tax of $1,719, $17,064 and $6,696, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI China Small-Cap ETF	iShares MSCI Germany Small-Cap ETF	iShares MSCI Hong Kong Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$156,377	$21,551	$71,477
Interest — affiliated (Note 2)	1	2	—
Securities lending income — affiliated (Note 2)	120,463	18,240	13,884

Total investment income	276,841	39,793	85,361

EXPENSES
Investment advisory fees (Note 2)	99,726	85,473	14,823

Total expenses	99,726	85,473	14,823

Net investment income (loss)	177,115	(45,680)	70,538

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	375,969	(42,506)	24,259
In-kind redemptions — unaffiliated	—	856,350	(24,898)
Foreign currency transactions	(85)	(3,692)	221

Net realized gain (loss)	375,884	810,152	(418)

Net change in unrealized appreciation/depreciation on:
Investments	(2,281,468)	(154,904)	(539,759)
Translation of assets and liabilities in foreign currencies	(3)	(8,818)	—

Net change in unrealized appreciation/depreciation	(2,281,471)	(163,722)	(539,759)

Net realized and unrealized gain (loss)	(1,905,587)	646,430	(540,177)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,728,472)	$600,750	$(469,639)

[a]	Net of foreign withholding tax of $352, $910 and $ —, respectively.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI Singapore Small-Cap ETF	iShares MSCI United Kingdom Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$233,110	$260,966
Interest — affiliated (Note 2)	—	1
Securities lending income — affiliated (Note 2)	19,561	9,652

Total investment income	252,671	270,619

EXPENSES
Investment advisory fees (Note 2)	38,840	60,005

Total expenses	38,840	60,005

Net investment income	213,831	210,614

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(182,792)	(343,545)
In-kind redemptions — unaffiliated	—	(465,098)
Foreign currency transactions	(4,806)	(9,813)

Net realized loss	(187,598)	(818,456)

Net change in unrealized appreciation/depreciation on:
Investments	(1,435,114)	(734,752)
Translation of assets and liabilities in foreign currencies	(747)	934

Net change in unrealized appreciation/depreciation	(1,435,861)	(733,818)

Net realized and unrealized loss	(1,623,459)	(1,552,274)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,409,628)	$(1,341,660)

[a]	Net of foreign withholding tax of $9,210 and $943, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI Australia Small-Cap ETF		iShares MSCI Brazil Small-Cap ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$57,232	$67,609	$174,070	$820,051
Net realized loss	(183,272)	(138,583)	(11,527,279)	(4,784,626)
Net change in unrealized appreciation/depreciation	(408,128)	383,192	(8,434,789)	6,737,295

Net increase (decrease) in net assets resulting from operations	(534,168)	312,218	(19,787,998)	2,772,720

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(82,444)	(74,356)	(304,290)	(653,355)

Total distributions to shareholders	(82,444)	(74,356)	(304,290)	(653,355)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,085,725	35,474,547	5,975,654
Cost of shares redeemed	—	—	(31,116,955)	(1,751,526)

Net increase in net assets from capital share transactions	—	1,085,725	4,357,592	4,224,128

INCREASE (DECREASE) IN NET ASSETS	(616,612)	1,323,587	(15,734,696)	6,343,493

NET ASSETS
Beginning of period	3,345,349	2,021,762	40,951,026	34,607,533

End of period	$2,728,737	$3,345,349	$25,216,330	$40,951,026

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(28,992)	$(3,780)	$19,662	$149,882

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	1,800,000	300,000
Shares redeemed	—	—	(1,650,000)	(100,000)

Net increase in shares outstanding	—	50,000	150,000	200,000

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Canada Small-Cap ETF		iShares MSCI China Small-Cap ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$29,715	$45,798	$177,115	$754,607
Net realized gain (loss)	(5,819)	(57,470)	375,884	404,891
Net change in unrealized appreciation/depreciation	(1,003,025)	576,727	(2,281,471)	4,070,934

Net increase (decrease) in net assets resulting from operations	(979,129)	565,055	(1,728,472)	5,230,432

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,952)	(43,042)	(332,826)	(926,379)

Total distributions to shareholders	(35,952)	(43,042)	(332,826)	(926,379)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	1,266,108	—	2,324,978
Cost of shares redeemed	—	—	—	(4,308,573)

Net increase (decrease) in net assets from capital share transactions	—	1,266,108	—	(1,983,595)

INCREASE (DECREASE) IN NET ASSETS	(1,015,081)	1,788,121	(2,061,298)	2,320,458

NET ASSETS
Beginning of period	3,983,804	2,195,683	33,807,752	31,487,294

End of period	$2,968,723	$3,983,804	$31,746,454	$33,807,752

Distributions in excess of net investment income included in net assets at end of period	$(8,369)	$(2,132)	$(169,790)	$(14,079)

SHARES ISSUED AND REDEEMED
Shares sold	—	50,000	—	50,000
Shares redeemed	—	—	—	(100,000)

Net increase (decrease) in shares outstanding	—	50,000	—	(50,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Germany Small-Cap ETF		iShares MSCI Hong Kong Small-Cap ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(45,680)	$576,705	$70,538	$217,257
Net realized gain (loss)	810,152	1,700,465	(418)	412,485
Net change in unrealized appreciation/depreciation	(163,722)	(1,103,713)	(539,759)	(276,678)

Net increase (decrease) in net assets resulting from operations	600,750	1,173,457	(469,639)	353,064

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(133,763)	(531,877)	(195,516)	(205,229)

Total distributions to shareholders	(133,763)	(531,877)	(195,516)	(205,229)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,802,769	35,750,487	—	3,128,128
Cost of shares redeemed	(12,842,100)	(9,772,265)	(1,308,512)	(3,021,333)

Net increase (decrease) in net assets from capital share transactions	(5,039,331)	25,978,222	(1,308,512)	106,795

INCREASE (DECREASE) IN NET ASSETS	(4,572,344)	26,619,802	(1,973,667)	254,630

NET ASSETS
Beginning of period	36,982,693	10,362,891	6,018,543	5,763,913

End of period	$32,410,349	$36,982,693	$4,044,876	$6,018,543

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(123,427)	$56,016	$(68,694)	$56,284

SHARES ISSUED AND REDEEMED
Shares sold	200,000	900,000	—	100,000
Shares redeemed	(350,000)	(250,000)	(50,000)	(100,000)

Net increase (decrease) in shares outstanding	(150,000)	650,000	(50,000)	—

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Singapore Small-Cap ETF		iShares MSCI United Kingdom Small-Cap ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$213,831	$751,735	$210,614	$710,088
Net realized gain (loss)	(187,598)	(576,144)	(818,456)	2,275,605
Net change in unrealized appreciation/depreciation	(1,435,861)	1,629,787	(733,818)	(873,672)

Net increase (decrease) in net assets resulting from operations	(1,409,628)	1,805,378	(1,341,660)	2,112,021

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(403,107)	(981,178)	(389,733)	(565,467)

Total distributions to shareholders	(403,107)	(981,178)	(389,733)	(565,467)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	3,743,172	32,691,342
Cost of shares redeemed	—	(11,319,859)	(18,518,168)	(10,400,377)

Net increase (decrease) in net assets from capital share transactions	—	(11,319,859)	(14,774,996)	22,290,965

INCREASE (DECREASE) IN NET ASSETS	(1,812,735)	(10,495,659)	(16,506,389)	23,837,519

NET ASSETS
Beginning of period	14,542,531	25,038,190	32,656,002	8,818,483

End of period	$12,729,796	$14,542,531	$16,149,613	$32,656,002

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$31,924	$221,200	$(705)	$178,414

SHARES ISSUED AND REDEEMED
Shares sold	—	—	100,000	800,000
Shares redeemed	—	(400,000)	(500,000)	(250,000)

Net increase (decrease) in shares outstanding	—	(400,000)	(400,000)	550,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Australia Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$22.30	$20.22	$22.87	$25.02

Income from investment operations:
Net investment income[b]	0.38	0.65	0.97	0.57
Net realized and unrealized gain (loss)[c]	(3.94)	2.17	(1.92)	(2.36)

Total from investment operations	(3.56)	2.82	(0.95)	(1.79)

Less distributions from:
Net investment income	(0.55)	(0.74)	(1.53)	(0.36)
Return of capital	—	—	(0.17)	—

Total distributions	(0.55)	(0.74)	(1.70)	(0.36)

Net asset value, end of period	$18.19	$22.30	$20.22	$22.87

Total return	(15.71)%[d]	14.52%	(4.69)%	(7.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,729	$3,345	$2,022	$1,144
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	4.13%	3.08%	4.21%	3.90%
Portfolio turnover rate[f]	12%	27%	21%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Brazil Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$21.00	$19.78	$25.65	$26.81	$25.26

Income from investment operations:
Net investment income[b]	0.08	0.47	0.32	0.56	0.73
Net realized and unrealized gain (loss)[c]	(8.91)	1.13	(5.59)	(1.14)	1.33

Total from investment operations	(8.83)	1.60	(5.27)	(0.58)	2.06

Less distributions from:
Net investment income	(0.16)	(0.38)	(0.43)	(0.58)	(0.51)
Return of capital	—	—	(0.17)	—	—

Total distributions	(0.16)	(0.38)	(0.60)	(0.58)	(0.51)

Net asset value, end of period	$12.01	$21.00	$19.78	$25.65	$26.81

Total return	(42.15)%[d]	8.18%	(21.00)%	(1.82)%	8.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,216	$40,951	$34,608	$51,307	$53,625
Ratio of expenses to average net assets[e]	0.61%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	1.09%	2.36%	1.25%	2.27%	2.78%
Portfolio turnover rate[f]	114%	40%	51%	67%	77%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013, August 31, 2012 and the period ended August 31, 2011 were 15%, 35%, 39%, 43% and 71%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Canada Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$26.56	$21.96	$23.33	$25.17

Income from investment operations:
Net investment income[b]	0.20	0.44	0.51	0.24
Net realized and unrealized gain (loss)[c]	(6.73)	4.59	(1.22)	(1.94)

Total from investment operations	(6.53)	5.03	(0.71)	(1.70)

Less distributions from:
Net investment income	(0.24)	(0.43)	(0.63)	(0.14)
Return of capital	—	—	(0.03)	—

Total distributions	(0.24)	(0.43)	(0.66)	(0.14)

Net asset value, end of period	$19.79	$26.56	$21.96	$23.33

Total return	(24.59)%[d]	23.17%	(3.04)%	(6.69)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,969	$3,984	$2,196	$4,666
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	1.85%	1.84%	2.20%	1.72%
Portfolio turnover rate[f]	11%	19%	24%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI China Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Sept. 28, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$48.30	$41.98	$32.15	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.25	1.09	1.07	0.92	0.80
Net realized and unrealized gain (loss)[c]	(2.72)	6.55	9.87	(8.98)	(9.82)

Total from investment operations	(2.47)	7.64	10.94	(8.06)	(9.02)

Less distributions from:
Net investment income	(0.48)	(1.32)	(1.11)	(0.83)	(0.64)

Total distributions	(0.48)	(1.32)	(1.11)	(0.83)	(0.64)

Net asset value, end of period	$45.35	$48.30	$41.98	$32.15	$41.04

Total return	(5.10)%[d]	18.46%	34.30%	(19.70)%	(17.95)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$31,746	$33,808	$31,487	$14,468	$18,467
Ratio of expenses to average net assets[e]	0.62%	0.62%	0.61%	0.61%	0.59%
Ratio of net investment income to average net assets[e]	1.09%	2.38%	2.60%	2.60%	1.69%
Portfolio turnover rate[f]	12%	33%	27%	33%	47%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended February 28, 2015, and the years ended August 31, 2014 and August 31, 2013 were 12%, 33% and 27% respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Germany Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$38.93	$34.54	$26.69	$25.84

Income from investment operations:
Net investment income (loss)[b]	(0.06)	0.70	0.67	0.57
Net realized and unrealized gain[c]	1.83	4.26	7.81	0.79

Total from investment operations	1.77	4.96	8.48	1.36

Less distributions from:
Net investment income	(0.19)	(0.57)	(0.63)	(0.51)

Total distributions	(0.19)	(0.57)	(0.63)	(0.51)

Net asset value, end of period	$40.51	$38.93	$34.54	$26.69

Total return	4.59%[d]	14.21%	31.93%	5.34%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,410	$36,983	$10,363	$2,669
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets[e]	(0.32)%	1.72%	2.09%	3.54%
Portfolio turnover rate[f]	13%	15%	19%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$30.09	$28.82	$25.84	$24.43

Income from investment operations:
Net investment income[b]	0.39	0.86	0.96	0.55
Net realized and unrealized gain (loss)[c]	(2.53)	1.25	6.03	1.20

Total from investment operations	(2.14)	2.11	6.99	1.75

Less distributions from:
Net investment income	(0.98)	(0.84)	(4.01)	(0.34)

Total distributions	(0.98)	(0.84)	(4.01)	(0.34)

Net asset value, end of period	$26.97	$30.09	$28.82	$25.84

Total return	(7.06)%[d]	7.32%	29.05%	7.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,045	$6,019	$5,764	$5,167
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.81%	2.82%	3.41%	3.25%
Portfolio turnover rate[f]	7%	37%	33%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Singapore Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$29.09	$27.82	$31.29	$25.44

Income from investment operations:
Net investment income[b]	0.43	1.14	1.38	1.21
Net realized and unrealized gain (loss)[c]	(3.25)	1.63	1.05	5.29

Total from investment operations	(2.82)	2.77	2.43	6.50

Less distributions from:
Net investment income	(0.81)	(1.50)	(5.90)	(0.65)

Total distributions	(0.81)	(1.50)	(5.90)	(0.65)

Net asset value, end of period	$25.46	$29.09	$27.82	$31.29

Total return	(9.62)%[d]	10.32%	6.91%	25.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,730	$14,543	$25,038	$3,129
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	3.25%	4.03%	4.54%	6.53%
Portfolio turnover rate[f]	11%	29%	26%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 25, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$40.82	$35.27	$27.95	$25.48

Income from investment operations:
Net investment income[b]	0.39	0.95	0.91	0.43
Net realized and unrealized gain[c]	0.03	5.26	7.41	2.36

Total from investment operations	0.42	6.21	8.32	2.79

Less distributions from:
Net investment income	(0.87)	(0.66)	(1.00)	(0.32)

Total distributions	(0.87)	(0.66)	(1.00)	(0.32)

Net asset value, end of period	$40.37	$40.82	$35.27	$27.95

Total return	1.28%[d]	17.66%	30.27%	11.02%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$16,150	$32,656	$8,818	$2,795
Ratio of expenses to average net assets[e]	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income to average net assets[e]	2.07%	2.29%	2.82%	2.65%
Portfolio turnover rate[f]	6%	13%	19%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia Small-Cap	Non-diversified
MSCI Brazil Small-Cap	Diversified
MSCI Canada Small-Cap	Non-diversified
MSCI China Small-Cap	Diversified

iShares ETF	Diversification Classification
MSCI Germany Small-Cap	Non-diversified
MSCI Hong Kong Small-Cap	Non-diversified
MSCI Singapore Small-Cap	Non-diversified
MSCI United Kingdom Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Australia Small-Cap
Assets:
Common Stocks	$2,652,772	$3,652	$0	[a]	$2,656,424
Investment Companies	52,371	—	—		52,371
Preferred Stocks	6,696	—	0	[a]	6,696
Money Market Funds	329,950	—	—		329,950

	$3,041,789	$3,652	$0	[a]	$3,045,441

MSCI Brazil Small-Cap
Assets:
Common Stocks	$22,465,554	$—	$—		$22,465,554
Preferred Stocks	2,675,169	—	—		2,675,169
Money Market Funds	15,859	—	—		15,859

	$25,156,582	$—	$—		$25,156,582

MSCI Canada Small-Cap
Assets:
Common Stocks	$2,964,138	$1	$—		$2,964,139
Money Market Funds	269,648	—	—		269,648

	$3,233,786	$1	$—		$3,233,787

MSCI China Small-Cap
Assets:
Common Stocks	$30,822,548	$769,441	$56,343		$31,648,332
Money Market Funds	9,131,637	—	—		9,131,637

	$39,954,185	$769,441	$56,343		$40,779,969

MSCI Germany Small-Cap
Assets:
Common Stocks	$30,841,549	$—	$—		$30,841,549
Preferred Stocks	1,486,630	—	—		1,486,630
Money Market Funds	2,605,117	—	—		2,605,117

	$34,933,296	$—	$—		$34,933,296

MSCI Hong Kong Small-Cap
Assets:
Common Stocks	$4,039,265	$—	$—		$4,039,265
Money Market Funds	1,221,521	—	—		1,221,521

	$5,260,786	$—	$—		$5,260,786

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI Singapore Small-Cap
Assets:
Common Stocks	$12,635,894	$—	$—		$12,635,894
Money Market Funds	2,676,369	—	—		2,676,369

	$15,312,263	$—	$—		$15,312,263

MSCI United Kingdom Small-Cap
Assets:
Common Stocks	$16,125,104	$—	$0	[a]	$16,125,104
Money Market Funds	388,674	—	—		388,674

	$16,513,778	$—	$0	[a]	$16,513,778

[a]	Rounds to less than $1.

The iShares MSCI China Small-Cap ETF had transfers from Level 1 to Level 2 during the period ended February 28, 2015 in the amount of $496,031, resulting from a temporary suspension of trading, and transfers from Level 2 to Level 1 during period ended February 28, 2015 in the amount of $670,991, resulting from the resumption of trading after temporary suspensions and in the amount of $224,811, due to corporate actions.

The iShares MSCI Hong Kong Small-Cap ETF had transfers from Level 2 to Level 1 during the period ended February 28, 2015 in the amount of $251,963, resulting from the resumption of trading after temporary suspensions.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Australia Small-Cap	$308,994	$308,994	$—
MSCI Canada Small-Cap	254,704	254,704	—
MSCI China Small-Cap	8,085,517	8,085,517	—
MSCI Germany Small-Cap	2,437,170	2,437,170	—
MSCI Hong Kong Small-Cap	1,096,400	1,096,400	—
MSCI Singapore Small-Cap	2,473,671	2,473,671	—
MSCI United Kingdom Small-Cap	363,611	363,611	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Australia Small-Cap	0.59%
MSCI Canada Small-Cap	0.59
MSCI Germany Small-Cap	0.59
MSCI Hong Kong Small-Cap	0.59
MSCI Singapore Small-Cap	0.59
MSCI United Kingdom Small-Cap	0.59

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each of the iShares MSCI Brazil Small-Cap and iShares MSCI China Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Australia Small-Cap	$654
MSCI Canada Small-Cap	239
MSCI China Small-Cap	37,190
MSCI Germany Small-Cap	5,825
MSCI Hong Kong Small-Cap	4,447
MSCI Singapore Small-Cap	6,299
MSCI United Kingdom Small-Cap	3,058

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI Australia Small-Cap	$396,010	$347,333
MSCI Brazil Small-Cap	39,908,508	35,622,995
MSCI Canada Small-Cap	356,227	357,917
MSCI China Small-Cap	3,927,777	4,073,919
MSCI Germany Small-Cap	5,651,127	3,810,380
MSCI Hong Kong Small-Cap	358,132	484,260
MSCI Singapore Small-Cap	1,467,180	1,674,920
MSCI United Kingdom Small-Cap	1,284,348	1,443,060

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Germany Small-Cap	$5,882,257	$12,811,991
MSCI Hong Kong Small-Cap	—	1,252,264
MSCI United Kingdom Small-Cap	3,714,220	18,424,114

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Australia Small-Cap	$90,750
MSCI Brazil Small-Cap	6,596,246
MSCI Canada Small-Cap	80,666
MSCI China Small-Cap	1,831,775
MSCI Germany Small-Cap	15,328
MSCI Singapore Small-Cap	299,688

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia Small-Cap	$3,320,526	$273,724	$(548,809)	$(275,085)
MSCI Brazil Small-Cap	38,754,969	790,928	(14,389,315)	(13,598,387)
MSCI Canada Small-Cap	3,997,521	263,616	(1,027,350)	(763,734)
MSCI China Small-Cap	43,140,681	5,172,426	(7,533,138)	(2,360,712)
MSCI Germany Small-Cap	35,748,855	2,412,693	(3,228,252)	(815,559)
MSCI Hong Kong Small-Cap	5,736,508	333,602	(809,324)	(475,722)
MSCI Singapore Small-Cap	17,264,461	481,159	(2,433,357)	(1,952,198)
MSCI United Kingdom Small-Cap	17,520,848	968,619	(1,975,689)	(1,007,070)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Canada Small-Cap	$0.205461	$—	$0.034219	$0.239680	86%	—%	14%	100%
MSCI Germany Small-Cap	0.105744	—	0.085346	0.191090	55	—	45	100
MSCI Hong Kong Small-Cap	0.816276	—	0.161304	0.977580	83	—	17	100
MSCI United Kingdom Small-Cap	0.796306	—	0.069767	0.866073	92	—	8	100

SUPPLEMENTAL INFORMATION	77

Notes:

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-88-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares MSCI India ETF | INDA | BATS
➢	iShares MSCI India Small-Cap ETF | SMIN | BATS

Fund Performance Overview

iSHARES® MSCI INDIA ETF

Performance as of February 28, 2015

The iShares MSCI India ETF (the “Fund”) seeks to track the investment results of an index composed of Indian equities, as represented by the MSCI India Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 7.39%, net of fees, while the total return for the Index was 7.66%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	36.32%	37.53%	36.88%	36.32%	37.53%	36.88%
Since Inception	9.29%	9.55%	9.86%	31.39%	32.38%	33.58%

The inception date of the Fund was 2/2/12. The first day of secondary market trading was 2/3/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,073.90	$3.55	$1,000.00	$1,021.40	$3.46	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*
Information Technology	23.44%
Financials	18.31
Consumer Staples	11.66
Energy	10.33
Health Care	9.27
Consumer Discretionary	8.93
Materials	6.93
Industrials	6.00
Utilities	2.85
Telecommunication Services	2.28

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*
Infosys Ltd.	11.16%
Housing Development Finance Corp. Ltd.	10.54
Tata Consultancy Services Ltd.	6.65
Reliance Industries Ltd.	5.94
ITC Ltd.	4.27
Hindustan Unilever Ltd.	3.64
Sun Pharmaceuticals Industries Ltd.	3.49
Larsen & Toubro Ltd.	2.96
HCL Technologies Ltd.	2.62
Tata Motors Ltd.	2.41

TOTAL	53.68%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI INDIA SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI India Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Indian equities, as represented by the MSCI India Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 15.56%, net of fees, while the total return for the Index was 15.71%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	73.45%	75.47%	74.33%	73.45%	75.47%	74.33%
Since Inception	13.61%	13.63%	14.16%	47.70%	47.81%	49.98%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,155.60	$3.96	$1,000.00	$1,021.10	$3.71	0.74%

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*
Financials	24.67%
Consumer Discretionary	19.61
Industrials	19.55
Materials	9.86
Information Technology	9.36
Health Care	6.55
Consumer Staples	5.07
Utilities	4.05
Energy	1.28

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*
Indiabulls Housing Finance Ltd.	2.94%
Bharat Forge Ltd.	2.76
Federal Bank Ltd.	2.35
Ashok Leyland Ltd.	2.14
MindTree Ltd.	1.96
Bajaj Finance Ltd.	1.87
Havells India Ltd.	1.82
Page Industries Ltd.	1.63
MAX India Ltd.	1.62
Gujarat Pipavav Port Ltd.	1.28

TOTAL	20.37%

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	7

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI INDIA ETF

February 28, 2015

Security	Shares	Value

COMMON STOCKS — 100.12%

AUTO COMPONENTS — 1.53%
Bosch Ltd.	73,805	$30,911,882
Motherson Sumi Systems Ltd.	2,100,151	15,362,483

		46,274,365
AUTOMOBILES — 6.43%
Bajaj Auto Ltd.	833,912	29,055,704
Hero Motocorp Ltd.	493,238	21,424,988
Mahindra & Mahindra Ltd.	3,391,380	70,892,216
Tata Motors Ltd.	7,584,177	72,810,799

		194,183,707
BANKS — 4.43%
ICICI Bank Ltd.	10,931,853	61,225,806
State Bank of India	14,853,654	72,495,829

		133,721,635
BEVERAGES — 1.14%
United Breweries Ltd.	655,262	10,589,895
United Spirits Ltd.[a]	429,713	23,779,353

		34,369,248
CHEMICALS — 1.24%
Asian Paints Ltd.	2,826,637	37,438,477

		37,438,477
CONSTRUCTION & ENGINEERING — 2.97%
Larsen & Toubro Ltd.	3,128,808	89,508,056

		89,508,056
CONSTRUCTION MATERIALS — 1.97%
ACC Ltd.	445,193	12,087,669
Ambuja Cements Ltd.	6,755,275	29,740,476
Ultratech Cement Ltd.	349,497	17,732,145

		59,560,290
CONSUMER FINANCE — 1.33%
Mahindra & Mahindra Financial Services Ltd.	2,799,456	11,230,890
Shriram Transport Finance Co. Ltd.	1,473,282	29,067,552

		40,298,442
DIVERSIFIED FINANCIAL SERVICES — 0.95%
Power Finance Corp. Ltd.	2,660,908	12,618,916
Rural Electrification Corp. Ltd.	2,989,024	15,986,116

		28,605,032

Security	Shares	Value
ELECTRIC UTILITIES — 0.78%
Reliance Infrastructure Ltd.	1,039,375	$7,995,645
Tata Power Co. Ltd.	11,150,925	15,669,571

		23,665,216
ELECTRICAL EQUIPMENT — 0.82%
Bharat Heavy Electricals Ltd.	5,824,752	24,706,071

		24,706,071
FOOD PRODUCTS — 1.17%
GlaxoSmithKline Consumer Healthcare Ltd.	99,762	9,364,521
Nestle India Ltd.	227,364	25,839,042

		35,203,563
GAS UTILITIES — 0.70%
GAIL (India) Ltd.	3,165,312	21,164,391

		21,164,391
HEALTH CARE PROVIDERS & SERVICES — 0.53%
Apollo Hospitals Enterprise Ltd.	759,181	16,142,961

		16,142,961
HOUSEHOLD PRODUCTS — 3.64%
Hindustan Unilever Ltd.	7,461,972	109,880,118

		109,880,118
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.37%
NTPC Ltd.	16,361,465	41,270,972

		41,270,972
INDUSTRIAL CONGLOMERATES — 0.86%
Aditya Birla Nuvo Ltd.	378,685	10,544,421
Siemens Ltd.	709,960	15,359,971

		25,904,392
IT SERVICES — 23.47%
HCL Technologies Ltd.	2,425,645	79,305,895
Infosys Ltd.	9,073,794	337,149,328
Tata Consultancy Services Ltd.	4,646,277	201,115,647
Tech Mahindra Ltd.	555,488	25,734,630
Wipro Ltd.	6,097,651	65,036,349

		708,341,849
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Divi’s Laboratories Ltd.	395,080	11,002,216

		11,002,216

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA ETF

February 28, 2015

Security	Shares	Value
MEDIA — 0.97%
Zee Entertainment Enterprises Ltd.	5,233,565	$29,336,924

		29,336,924
METALS & MINING — 3.73%
Hindalco Industries Ltd.	11,231,121	27,775,695
Jindal Steel & Power Ltd.	3,615,883	11,452,295
JSW Steel Ltd.	852,166	13,937,578
Sesa Sterlite Ltd.	11,914,175	41,946,841
Tata Steel Ltd.	3,034,124	17,439,892

		112,552,301
OIL, GAS & CONSUMABLE FUELS — 10.35%
Bharat Petroleum Corp. Ltd.	1,713,870	20,692,335
Cairn India Ltd.	4,445,824	18,328,549
Coal India Ltd.	6,864,969	43,757,860
Oil & Natural Gas Corp. Ltd.	7,659,000	40,268,458
Oil India Ltd.	1,210,798	9,749,270
Reliance Industries Ltd.	12,826,124	179,540,833

		312,337,305
PERSONAL PRODUCTS — 1.45%
Dabur India Ltd.	5,181,660	22,099,920
Godrej Consumer Products Ltd.	1,187,570	21,808,785

		43,908,705
PHARMACEUTICALS — 8.38%
Aurobindo Pharma Ltd.	1,287,288	22,566,332
Cipla Ltd.	3,404,025	37,565,169
Dr. Reddy’s Laboratories Ltd.	1,163,855	63,066,234
Piramal Enterprises Ltd.	688,080	9,913,451
Ranbaxy Laboratories Ltd.[a]	1,252,663	14,431,821
Sun Pharmaceuticals Industries Ltd.	7,150,271	105,394,335

		252,937,342
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
DLF Ltd.	4,272,670	10,743,029

		10,743,029
THRIFTS & MORTGAGE FINANCE — 11.26%
Housing Development Finance Corp. Ltd.	14,751,426	318,669,467
LIC Housing Finance Ltd.	2,753,813	21,342,552

		340,012,019

Security	Shares	Value
TOBACCO—4.28%
ITC Ltd.	22,080,379	$129,095,453

		129,095,453
TRADING COMPANIES & DISTRIBUTORS — 0.49%
Adani Enterprises Ltd.	1,309,216	14,775,150

		14,775,150
TRANSPORTATION INFRASTRUCTURE — 0.87%
Adani Ports & Special Economic Zone Ltd.	4,930,198	26,383,999

		26,383,999
WIRELESS TELECOMMUNICATION SERVICES — 2.29%
Bharti Airtel Ltd.	6,023,627	34,720,769
Idea Cellular Ltd.	10,867,020	26,884,028
Reliance Communications Ltd.[a]	6,733,435	7,462,832

		69,067,629

TOTAL COMMON STOCKS
(Cost: $2,642,681,940)		3,022,390,857

TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $2,642,681,940)		3,022,390,857
Other Assets, Less Liabilities — (0.12)%		(3,688,798)

NET ASSETS — 100.00%		$3,018,702,059

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value

COMMON STOCKS — 92.32%

AIRLINES — 0.25%
Jet Airways India Ltd.[a]	13,900	$99,676

		99,676
AUTO COMPONENTS — 6.31%
Amtek Auto Ltd.	47,640	118,551
Amtek India Ltd.	34,942	34,459
Apollo Tyres Ltd.	72,200	204,433
Balkrishna Industries Ltd.	25,421	246,539
Bharat Forge Ltd.	49,880	1,012,329
Ceat Ltd.	11,200	135,748
MRF Ltd.	620	413,303
Sundram Fasteners Ltd.	32,916	97,675
Tube Investments of India Ltd.	43,700	248,426

		2,511,463
AUTOMOBILES — 0.79%
TVS Motor Co. Ltd.	69,800	314,357

		314,357
BANKS — 6.56%
Allahabad Bank[a]	67,880	119,879
Andhra Bank[a]	73,400	101,481
City Union Bank Ltd.	75,334	121,280
DCB Bank Ltd.[a]	86,120	158,849
Federal Bank Ltd.	374,443	864,542
Indian Bank	40,200	119,907
Jammu & Kashmir Bank Ltd. (The)	134,100	246,373
Karnataka Bank Ltd. (The)	57,901	124,927
Karur Vysya Bank Ltd. (The)	29,820	283,508
Oriental Bank of Commerce	37,260	144,507
State Bank of Bikaner & Jaipur	8,720	88,293
Syndicate Bank	77,740	149,870
Vijaya Bank	111,041	86,688

		2,610,104
BIOTECHNOLOGY — 0.52%
Biocon Ltd.	29,880	206,412

		206,412
BUILDING PRODUCTS — 1.62%
Astral Polytechnik Ltd.	17,827	129,754
Blue Star Ltd.	13,453	68,838
Kajaria Ceramics Ltd.	18,862	244,377
Sintex Industries Ltd.	108,566	199,900

		642,869

Security	Shares	Value
CAPITAL MARKETS — 1.42%
IIFL Holdings Ltd.	112,424	$315,690
JM Financial Ltd.	117,311	99,649
Religare Enterprises Ltd.[a]	24,754	148,352

		563,691
CHEMICALS — 6.36%
Akzo Nobel India Ltd.	6,118	145,816
Atul Ltd.	4,710	98,014
BASF India Ltd.	5,440	100,223
Bayer CropScience Ltd./India	6,062	334,903
Berger Paints India Ltd.	109,733	397,617
Coromandel International Ltd.	43,407	196,966
DCM Shriram Ltd.	20,562	41,204
EID Parry India Ltd.[a]	35,147	100,115
Finolex Industries Ltd.	18,596	86,955
Godrej Industries Ltd.	41,720	224,514
Gujarat Fluorochemicals Ltd.	13,600	165,288
Monsanto India Ltd.	2,089	110,468
PI Industries Ltd.	30,300	298,220
Rallis India Ltd.	30,592	121,071
Supreme Industries Ltd.	10,134	108,284

		2,529,658
CONSTRUCTION & ENGINEERING — 3.99%
Alstom India Ltd.	9,960	109,672
Engineers India Ltd.	50,482	168,627
GMR Infrastructure Ltd.	814,183	247,002
IRB Infrastructure Developers Ltd.	71,480	296,942
NCC Ltd./India	202,850	259,286
Sadbhav Engineering Ltd.	49,200	253,582
Voltas Ltd.	61,040	250,856

		1,585,967
CONSTRUCTION MATERIALS — 2.13%
Century Textiles & Industries Ltd.	18,600	159,758
India Cements Ltd. (The)[a]	105,160	169,723
JK Cement Ltd.	10,192	115,360
JK Lakshmi Cement Ltd.	17,883	99,491
Prism Cement Ltd.[a]	61,211	110,973
Ramco Cements Ltd. (The)	35,500	192,362

		847,667
CONSUMER FINANCE — 3.92%
Bajaj Finance Ltd.	9,677	686,565
Manappuram Finance Ltd.	131,022	73,879

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
SKS Microfinance Ltd.[a]	54,240	$383,599
Sundaram Finance Ltd.	16,905	415,917

		1,559,960
DISTRIBUTORS — 0.07%
Risa International Ltd.[a]	9,936	27,458

		27,458
DIVERSIFIED FINANCIAL SERVICES — 2.20%
Credit Analysis & Research Ltd.	6,240	159,148
IFCI Ltd.	310,522	193,935
Reliance Capital Ltd.	58,200	429,873
SREI Infrastructure Finance Ltd.	125,340	92,781
Tilak Finance Ltd.[a]	1,380	1,270

		877,007
ELECTRIC UTILITIES — 1.40%
CESC Ltd.	40,620	390,394
Torrent Power Ltd.	61,648	168,820

		559,214
ELECTRICAL EQUIPMENT — 4.06%
Amara Raja Batteries Ltd.	25,160	357,911
Finolex Cables Ltd.	45,175	195,633
Havells India Ltd.	153,200	669,886
Sterlite Technologies Ltd.	57,506	60,711
Suzlon Energy Ltd.[a]	750,260	330,792

		1,614,933
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.90%
PS IT Infrastructure & Service Ltd.[a]	78,469	111,600
Redington India Ltd.	123,200	245,084

		356,684
ENERGY EQUIPMENT & SERVICES — 0.16%
Aban Offshore Ltd.	8,288	63,174

		63,174
FOOD PRODUCTS — 3.25%
Advanta Ltd.[a]	13,452	88,301
Balrampur Chini Mills Ltd.[a]	73,188	69,215
Britannia Industries Ltd.	9,080	307,843
Kaveri Seed Co. Ltd.	10,200	151,849
McLeod Russel India Ltd.	27,142	98,876
Shree Renuka Sugars Ltd.[a]	187,240	48,018
Tata Global Beverages Ltd.	178,000	446,116
Zydus Wellness Ltd.	6,004	82,330

		1,292,548

Security	Shares	Value
GAS UTILITIES — 1.20%
Gujarat Gas Co. Ltd.[a]	19,080	$176,645
Gujarat State Petronet Ltd.	83,900	159,234
Indraprastha Gas Ltd.	20,282	143,374

		479,253
HEALTH CARE PROVIDERS & SERVICES — 0.38%
Fortis Healthcare Ltd.[a]	57,860	151,800

		151,800
HOTELS, RESTAURANTS & LEISURE — 2.86%
Cox & Kings Ltd.	47,359	245,435
EIH Ltd.	71,440	127,437
Indian Hotels Co. Ltd.[a]	207,002	375,119
Jubilant Foodworks Ltd.[a]	9,945	265,162
Thomas Cook India Ltd.	38,588	123,715

		1,136,868
HOUSEHOLD DURABLES — 1.46%
Bajaj Electricals Ltd.	14,882	51,818
Symphony Ltd.	4,357	149,642
TTK Prestige Ltd.	922	45,728
Videocon Industries Ltd.[a]	43,510	113,694
Whirlpool of India Ltd.[a]	19,965	220,469

		581,351
HOUSEHOLD PRODUCTS — 0.30%
Jyothy Laboratories Ltd.	26,800	118,747

		118,747
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.55%
Jaiprakash Power Ventures Ltd.[a]	324,100	61,878
PTC India Ltd.	110,800	155,879

		217,757
INDUSTRIAL CONGLOMERATES — 0.68%
Jaiprakash Associates Ltd.[a]	656,400	269,230

		269,230
INSURANCE — 1.50%
MAX India Ltd.	80,060	596,451

		596,451
INTERNET SOFTWARE & SERVICES — 1.21%
Info Edge India Ltd.	14,901	199,002
Just Dial Ltd.	13,000	283,221

		482,223

CONSOLIDATED SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
IT SERVICES — 4.72%
CMC Ltd.	6,020	$196,973
eClerx Services Ltd.	8,340	179,012
Hexaware Technologies Ltd.	64,880	284,063
MindTree Ltd.	30,720	719,426
Mphasis Ltd.	49,339	303,075
Polaris Consulting & Services Ltd./India	31,460	71,416
Vakrangee Ltd.	62,765	124,657

		1,878,622
MACHINERY — 5.26%
AIA Engineering Ltd.	20,583	377,924
Ashok Leyland Ltd.[a]	697,220	787,975
Greaves Cotton Ltd.	36,640	88,273
Jain Irrigation Systems Ltd.	173,922	203,596
Lakshmi Machine Works Ltd.	1,848	114,311
SKF India Ltd.	8,359	192,742
Thermax Ltd.	17,620	329,963

		2,094,784
MEDIA — 1.66%
DEN Networks Ltd.[a]	10,681	20,920
Dish TV India Ltd.[a]	196,860	270,740
Jagran Prakashan Ltd.	54,893	118,081
PVR Ltd.	9,537	102,213
TV18 Broadcast Ltd.[a]	276,340	148,890

		660,844
METALS & MINING — 0.61%
Jindal Saw Ltd.	68,720	86,782
Maharashtra Seamless Ltd.	16,676	57,835
MOIL Ltd.	22,093	99,947

		244,564
MULTILINE RETAIL — 0.41%
Shoppers Stop Ltd.	13,340	101,100
Trent Ltd.	2,678	63,532

		164,632
OIL, GAS & CONSUMABLE FUELS — 1.02%
Great Eastern Shipping Co. Ltd. (The)	53,785	310,109
Gujarat Mineral Development Corp. Ltd.	51,347	97,078

		407,187
PERSONAL PRODUCTS — 1.14%
Bajaj Corp. Ltd.	22,627	165,131
Gillette India Ltd.	4,290	286,910

		452,041

Security	Shares	Value
PHARMACEUTICALS — 5.15%
Alembic Pharmaceuticals Ltd.	28,020	$183,317
AstraZeneca Pharma India Ltd.[a]	4,141	55,011
FDC Ltd./India	28,951	71,669
Marksans Pharma Ltd.	93,741	89,183
Natco Pharma Ltd.	4,980	110,703
Pfizer Ltd./India[a]	7,349	236,980
Strides Arcolab Ltd.	8,260	122,193
Sun Pharma Advanced Research Co. Ltd.[a]	36,360	241,027
Torrent Pharmaceuticals Ltd.	24,660	428,682
Unichem Laboratories Ltd.	22,380	79,392
Wockhardt Ltd.	16,840	431,511

		2,049,668
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.33%
Delta Corp. Ltd.	35,040	53,038
Godrej Properties Ltd.	31,883	152,799
Housing Development & Infrastructure Ltd.[a]	154,480	297,687
Indiabulls Real Estate Ltd.	105,600	136,602
Oberoi Realty Ltd.	30,800	160,292
Prestige Estates Projects Ltd.	14,320	65,883
Sobha Ltd.	24,440	188,505
Unitech Ltd.[a]	810,580	270,827

		1,325,633
SOFTWARE — 1.81%
Cyient Ltd.	40,683	362,398
KPIT Technologies Ltd.	67,360	230,346
NIIT Technologies Ltd.	19,908	128,603

		721,347
SPECIALTY RETAIL — 0.27%
PC Jeweller Ltd.	26,131	107,264

		107,264
TEXTILES, APPAREL & LUXURY GOODS — 4.27%
Arvind Ltd.	79,160	392,630
Bata India Ltd.	4,780	99,177
Bombay Dyeing & Manufacturing Co. Ltd.	48,320	56,760
Page Industries Ltd.	3,122	597,236
Rajesh Exports Ltd.	48,025	132,175
Raymond Ltd.	15,460	126,121
SRF Ltd.	8,371	126,693
Vaibhav Global Ltd.	6,213	81,521
Vardhman Textiles Ltd.	10,488	85,925

		1,698,238

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI INDIA SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 3.85%
Dewan Housing Finance Corp. Ltd.	27,620	$220,607
GRUH Finance Ltd.	54,040	232,100
Indiabulls Housing Finance Ltd.	107,020	1,079,031

		1,531,738
TRADING COMPANIES & DISTRIBUTORS — 0.26%
CCL International Ltd.	14,007	104,840

		104,840
TRANSPORTATION INFRASTRUCTURE — 1.93%
Gateway Distriparks Ltd.	35,406	237,281
Gujarat Pipavav Port Ltd.[a]	133,460	468,692
GVK Power & Infrastructure Ltd.[a]	394,660	63,536

		769,509
WATER UTILITIES — 0.58%
VA Tech Wabag Ltd.	8,120	229,969

		229,969

TOTAL COMMON STOCKS
(Cost: $30,903,243)		36,737,402

TOTAL INVESTMENTS IN SECURITIES — 92.32% (Cost: $30,903,243)		36,737,402
Other Assets, Less Liabilities — 7.68%		3,056,044

NET ASSETS — 100.00%		$39,793,446

[a]	Non-income earning security.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	13

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2015

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,642,681,940	$30,903,243

Total cost of investments	$2,642,681,940	$30,903,243

Investments in securities, at fair value (Note 1):
Unaffiliated	$3,022,390,857	$36,737,402

Total fair value of investments	3,022,390,857	36,737,402
Foreign currency, at value[a]	444,550	2,659
Cash	3,000,768	70,245
Receivables:
Investment securities sold	47,832,886	343,666
Dividends and interest	—	2,121
Capital shares sold	39,503,317	3,623,564

Total Assets	3,113,172,378	40,779,657

LIABILITIES
Payables:
Investment securities purchased	93,045,987	966,908
Investment advisory fees (Note 2)	1,424,332	19,303

Total Liabilities	94,470,319	986,211

NET ASSETS	$3,018,702,059	$39,793,446

Net assets consist of:
Paid-in capital	$2,668,424,436	$34,892,023
Distributions in excess of net investment income	(4,331,260)	(24,586)
Accumulated net realized loss	(25,008,925)	(907,807)
Net unrealized appreciation	379,617,808	5,833,816

NET ASSETS	$3,018,702,059	$39,793,446

Shares outstanding[b]	91,350,000	1,100,000

Net asset value per share	$33.05	$36.18

[a]	Cost of foreign currency: $444,550 and $2,660, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares MSCI India ETF	iShares MSCI India Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated	$5,679,483	$80,140
Interest — affiliated (Note 2)	76	1

Total investment income	5,679,559	80,141

EXPENSES
Investment advisory fees (Note 2)	6,357,603	81,298
Mauritius income taxes (Note 1)	405,100	—

Total expenses	6,762,703	81,298

Net investment loss	(1,083,144)	(1,157)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,685,243	(641,535)
Foreign currency transactions	(1,423,923)	(32,396)

Net realized gain (loss)	261,320	(673,931)

Net change in unrealized appreciation/depreciation on:
Investments	163,635,709	3,501,270
Translation of assets and liabilities in foreign currencies	(40,122)	(211)

Net change in unrealized appreciation/depreciation	163,595,587	3,501,059

Net realized and unrealized gain	163,856,907	2,827,128

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$162,773,763	$2,825,971

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	15

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI India ETF		iShares MSCI India Small-Cap ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(1,083,144)	$10,561,475	$(1,157)	$63,976
Net realized gain (loss)	261,320	(194,549)	(673,931)	(17,825)
Net change in unrealized appreciation/depreciation	163,595,587	235,274,208	3,501,059	3,646,425

Net increase in net assets resulting from operations	162,773,763	245,641,134	2,825,971	3,692,576

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,492,582)	(5,414,788)	(58,678)	(40,422)

Total distributions to shareholders	(7,492,582)	(5,414,788)	(58,678)	(40,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,418,329,343	1,062,107,375	26,023,646	6,586,572
Cost of shares redeemed	(11,802,569)	(52,252,011)	—	(1,559,791)

Net increase in net assets from capital share transactions	1,406,526,774	1,009,855,364	26,023,646	5,026,781

INCREASE IN NET ASSETS	1,561,807,955	1,250,081,710	28,790,939	8,678,935

NET ASSETS
Beginning of period	1,456,894,104	206,812,394	11,002,507	2,323,572

End of period	$3,018,702,059	$1,456,894,104	$39,793,446	$11,002,507

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,331,260)	$4,244,466	$(24,586)	$35,249

SHARES ISSUED AND REDEEMED
Shares sold	44,500,000	39,300,000	750,000	250,000
Shares redeemed	(400,000)	(2,150,000)	—	(50,000)

Net increase in shares outstanding	44,100,000	37,150,000	750,000	200,000

See notes to consolidated financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 2, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$30.83	$20.48	$22.44	$25.55

Income from investment operations:
Net investment income (loss)[b]	(0.02)	0.40	0.41	0.21
Net realized and unrealized gain (loss)[c]	2.35	10.12	(2.29)	(3.24)

Total from investment operations	2.33	10.52	(1.88)	(3.03)

Less distributions from:
Net investment income	(0.11)	(0.17)	(0.08)	(0.08)

Total distributions	(0.11)	(0.17)	(0.08)	(0.08)

Net asset value, end of period	$33.05	$30.83	$20.48	$22.44

Total return	7.39%[d,e]	51.61%	(8.47)%	(11.84)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,018,702	$1,456,894	$206,812	$17,949
Ratio of expenses to average net assets[f]	0.69%	0.68%	0.67%	0.67%
Ratio of net investment income (loss) to average net assets[f]	(0.11)%	1.47%	1.69%	1.61%
Portfolio turnover rate[g]	6%	22%	176%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	The total return presented was calculated using the net asset value as of February 27, 2015 (the last day the Fund’s listing exchange was open during the six months ended February 28, 2015). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of February 28, 2015 which took into account India’s stock markets being open for regular trading on February 28, 2015. As such, the total return calculated for financial reporting purposes for the six months ended February 28, 2015 was 7.62%.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 6%, 14%, 22% and 4%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	17

Consolidated Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI India Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$31.44	$15.49	$21.19	$25.10

Income from investment operations:
Net investment income[b]	(0.00)[c]	0.26	0.21	0.21
Net realized and unrealized gain (loss)[d]	4.82	15.84	(5.59)	(4.12)

Total from investment operations	4.82	16.10	(5.38)	(3.91)

Less distributions from:
Net investment income	(0.08)	(0.15)	(0.32)	(0.00)[c]

Total distributions	(0.08)	(0.15)	(0.32)	(0.00)[c]

Net asset value, end of period	$36.18	$31.44	$15.49	$21.19

Total return	15.56%[e,f]	104.53%[g]	(25.98)%	(15.57)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,793	$11,003	$2,324	$4,238
Ratio of expenses to average net assets[h]	0.74%	0.74%	0.74%	0.74%
Ratio of net investment income (loss) to average net assets[h]	(0.01)%	1.06%	0.92%	1.62%
Portfolio turnover rate[i]	24%	54%	26%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	The total return presented was calculated using the net asset value (“NAV”) as of February 27, 2015 (the last day the Fund’s listing exchange was open during the six months ended February 28, 2015). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of February 28, 2015 which took into account India’s stock markets being open for regular trading on February 28, 2015. As such, the total return calculated for financial reporting purposes for the six months ended February 28, 2015 was 15.37%.
[g]	The total return disclosed is based on the NAV calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 104.39%.
[h]	Annualized for periods of less than one year.
[i]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 24%, 28%, 26% and 6%, respectively. See Note 4.

See notes to consolidated financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI India	Non-diversified
MSCI India Small-Cap	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn, invests in securities that comprise the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	19

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of February 28, 2015, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a tax residence certificate from the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Further, each Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Funds’ investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	21

Notes to Consolidated Financial Statements (Unaudited) (Continued)
iSHARES® TRUST

authoritative guidance), in a manner that would adversely affect the tax position in India of each Fund, such an interpretation, amendment, or override renegotiation may cause the Funds to incur capital gains tax in India.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ consolidated financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI India	0.65%
MSCI India Small-Cap	0.74

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI India	$1,532,987,941	$126,470,926
MSCI India Small-Cap	28,240,193	5,318,455

There were no in-kind transactions for the six months ended February 28, 2015.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	23

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI India	$1,531,198
MSCI India Small-Cap	96,711

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI India	$2,668,059,621	$426,965,973	$(72,634,737)	$354,331,236
MSCI India Small-Cap	31,053,149	6,461,427	(777,174)	5,684,253

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI India	$0.093865	$—	$0.019316	$0.113181	83%	—%	17%	100%

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-89-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

➢	iShares Currency Hedged MSCI EMU ETF | HEZU | NYSE Arca
➢	iShares Currency Hedged MSCI Germany ETF | HEWG | NYSE Arca
➢	iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EMU ETF

Performance as of February 28, 2015

The iShares Currency Hedged MSCI EMU ETF (the “Fund”) seeks to track the investment results of an index composed of equities within the European Monetary Union while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EMU 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EMU ETF. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 14.84%, net of fees, while the total return for the Index was 15.39%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	13.56%	13.64%	14.56%

The inception date of the Fund was 7/9/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,148.40	$0.21	$1,000.00	$1,024.60	$0.20	0.04%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION1

As of 2/28/15

Sector	Percentage of Total Investments [2]

Financials	23.08%
Consumer Discretionary	15.06
Industrials	12.79
Consumer Staples	10.73
Health Care	8.48
Materials	8.21
Utilities	5.77
Information Technology	5.43
Energy	5.33
Telecommunication Services	5.12

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS1

As of 2/28/15

Country	Percentage of Total Investments [2]

France	32.03%
Germany	30.49
Spain	11.39
Netherlands	9.27
Italy	7.29
Belgium	4.37
Finland	2.89
Ireland	1.12
Austria	0.66
Portugal	0.49

TOTAL	100.00%

[1]	Reflects the portfolio allocation and ten largest countries of the iShares MSCI EMU ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

Performance as of February 28, 2015

The iShares Currency Hedged MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization German equities while mitigating exposure to fluctuations between the value of the euro and the U.S. dollar, as represented by the MSCI Germany 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Germany ETF. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 19.69%, net of fees, while the total return for the Index was 20.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	16.99%	16.84%	16.96%	16.99%	16.84%	16.96%
Since Inception	20.07%	20.07%	20.12%	21.83%	21.83%	21.97%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,196.90	$0.27	$1,000.00	$1,024.50	$0.25	0.05%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION1

As of 2/28/15

Sector	Percentage of Total Investments [2]

Consumer Discretionary	22.15%
Financials	17.35
Health Care	14.81
Materials	13.81
Industrials	12.43
Information Technology	6.77
Telecommunication Services	5.08
Consumer Staples	3.86
Utilities	3.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/15

Security	Percentage of Total Investments [2]

Bayer AG Registered	9.92%
Daimler AG Registered	7.57
Siemens AG Registered	7.19
BASF SE	7.15
Allianz SE Registered	6.21
SAP SE	5.26
Deutsche Telekom AG Registered	4.81
Deutsche Bank AG Registered	3.68
Bayerische Motoren Werke AG	3.40
Volkswagen AG	3.34

TOTAL	58.53%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI Germany ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

Performance as of February 28, 2015

The iShares Currency Hedged MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the MSCI Japan 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Japan ETF. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 20.54%, net of fees, while the total return for the Index was 19.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	26.19%	26.10%	26.63%	26.19%	26.10%	26.63%
Since Inception	26.63%	26.55%	23.84%	29.03%	28.94%	26.07%

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a,b]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a,b]	Annualized Expense Ratio [a]
$1,000.00	$1,205.40	$0.05	$1,000.00	$1,024.70	$0.05	0.01%

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION1

As of 2/28/15

Sector	Percentage of Total Investments [2]

Consumer Discretionary	22.57%
Industrials	19.57
Financials	19.00
Information Technology	11.01
Health Care	6.71
Consumer Staples	6.43
Materials	6.18
Telecommunication Services	5.25
Utilities	2.31
Energy	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS1

As of 2/28/15

Security	Percentage of Total Investments [2]

Toyota Motor Corp.	6.50%
Mitsubishi UFJ Financial Group Inc.	2.89
SoftBank Corp.	2.06
Honda Motor Co. Ltd.	1.88
Sumitomo Mitsui Financial Group Inc.	1.78
Mizuho Financial Group Inc.	1.45
KDDI Corp.	1.41
Takeda Pharmaceutical Co. Ltd.	1.39
FANUC Corp.	1.30
Canon Inc.	1.28

TOTAL	21.94%

[1]	Reflects the portfolio allocation and ten largest holdings of the iShares MSCI Japan ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMU ETF

February 28, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 98.91%

EXCHANGE-TRADED FUNDS — 98.91%
iShares MSCI EMU ETF[a]	8,134,632	$316,925,263

		316,925,263

TOTAL INVESTMENT COMPANIES
(Cost: $304,017,998)		316,925,263

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	14,103	14,103

		14,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,103)		14,103

TOTAL INVESTMENTS IN SECURITIES — 98.91%
(Cost: $304,032,101)		316,939,366
Other Assets, Less Liabilities — 1.09%		3,484,342

NET ASSETS — 100.00%		$320,423,708

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 28, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	286,651,264	EUR	252,635,345	03/04/2015	CITI	$3,936,396
USD	316,087,958	EUR	279,508,345	04/07/2015	CITI	3,181,119

						7,117,515

EUR	252,635,345	USD	285,863,209	03/04/2015	CITI	(3,148,340)
USD	2,400,120	EUR	2,145,000	04/07/2015	UBS	(1,187)

						(3,149,527)

			Net Unrealized Appreciation			$3,967,988

Counterparties:

CITI — Citibank N.A.

UBS — UBS AG London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI GERMANY ETF

February 28, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 98.88%

EXCHANGE-TRADED FUNDS — 98.88%
iShares MSCI Germany ETF[a,b]	29,674,731	$881,339,511

		881,339,511

TOTAL INVESTMENT COMPANIES
(Cost: $862,145,837)		881,339,511

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	2,816,370	2,816,370
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	164,370	164,370
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	81,023	81,023

		3,061,763

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,061,763)		3,061,763

TOTAL INVESTMENTS IN SECURITIES — 99.22%
(Cost: $865,207,600)		884,401,274
Other Assets, Less Liabilities — 0.78%		6,911,355

NET ASSETS — 100.00%		$891,312,629

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of February 28, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	388,830,103	EUR	342,406,000	03/04/2015	CITI	$5,656,216
USD	448,701,335	EUR	393,139,000	03/04/2015	GS	8,754,024
USD	877,118,362	EUR	775,099,000	04/07/2015	CITI	9,402,666

						23,812,906

EUR	342,406,000	USD	387,442,530	03/04/2015	CITI	(4,268,642)
EUR	393,139,000	USD	445,041,211	03/04/2015	GS	(5,093,900)
USD	8,301,394	EUR	7,419,000	04/07/2015	UBS	(4,104)

						(9,366,646)

			Net Unrealized Appreciation			$14,446,260

Counterparties:

CITI — Citibank N.A.

GS — Goldman Sachs International

UBS — UBS AG London

Currency abbreviations:

EUR — Euro

USD — United States Dollar

See notes to financial statements.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 99.36%

EXCHANGE-TRADED FUNDS — 99.36%
iShares MSCI Japan ETF[a]	21,758,605	$268,718,772

		268,718,772

TOTAL INVESTMENT COMPANIES
(Cost: $256,605,022)		268,718,772

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	170,780	170,780

		170,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $170,780)		170,780

TOTAL INVESTMENTS IN SECURITIES — 99.42%
(Cost: $256,775,802)		268,889,552
Other Assets, Less Liabilities — 0.58%		1,565,036

NET ASSETS — 100.00%		$270,454,588

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 28, 2015 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	261,531,235	JPY	30,849,507,000	03/04/2015	CITI	$3,643,747
USD	261,469,194	JPY	31,076,902,000	04/07/2015	CITI	1,554,559

						5,198,306

JPY	31,179,879,000	USD	262,597,325	03/04/2015	CITI	(1,948,082)
USD	2,747,321	JPY	330,372,000	03/04/2015	CITI	(14,434)
USD	5,849,716	JPY	699,474,000	04/07/2015	CITI	(401)
USD	3,433,473	JPY	410,663,000	04/07/2015	UBS	(1,146)

						(1,964,063)

			Net Unrealized Appreciation			$3,234,243

Counterparties:

CITI — Citibank N.A.

UBS — UBS AG London

Currency abbreviations:

JPY — Japanese Yen

USD — United States Dollar

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

February 28, 2015

	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

ASSETS
Investments, at cost:
Affiliated (Note 2)	$304,032,101	$865,207,600	$256,775,802

Total cost of investments	$304,032,101	$865,207,600	$256,775,802

Investments in securities, at fair value (including securities on loana) (Note 1):
Affiliated (Note 2)	$316,939,366	$884,401,274	$268,889,552

Total fair value of investments	316,939,366	884,401,274	268,889,552
Receivables:
Interest	17,722	38,443	23,795
Unrealized appreciation on forward currency contracts (Note 1)	7,117,515	23,812,906	5,198,306
Capital shares sold	203,368	331,895	170,986

Total Assets	324,277,971	908,584,518	274,282,639

LIABILITIES
Payables:
Investment securities purchased	698,843	4,906,164	1,860,150
Collateral for securities on loan (Note 1)	—	2,980,740	—
Unrealized depreciation on forward currency contracts (Note 1)	3,149,527	9,366,646	1,964,063
Investment advisory fees (Note 2)	5,893	18,339	3,838

Total Liabilities	3,854,263	17,271,889	3,828,051

NET ASSETS	$320,423,708	$891,312,629	$270,454,588

Net assets consist of:
Paid-in capital	$297,868,662	$844,241,755	$248,926,280
Undistributed (distributions in excess of) net investment income	7,621	(5,621)	(62,667)
Undistributed net realized gain	5,672,172	13,436,561	6,242,982
Net unrealized appreciation	16,875,253	33,639,934	15,347,993

NET ASSETS	$320,423,708	$891,312,629	$270,454,588

Shares outstanding[b]	11,350,000	32,600,000	9,100,000

Net asset value per share	$28.23	$27.34	$29.72

[a]	Securities on loan with values of $ —, $2,919,546 and $ —, respectively. See Note 1.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended February 28, 2015

	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF

NET INVESTMENT INCOME
Dividends — affiliated (Note 2)	$291,797	$—	$1,602,136
Interest — affiliated (Note 2)	3	5	23
Securities lending income — affiliated (Note 2)	17,907	38,442	—

Total investment income	309,707	38,447	1,602,159

EXPENSES
Investment advisory fees (Note 2)	197,337	469,314	467,986

Total expenses	197,337	469,314	467,986
Less investment advisory fees waived (Note 2)	(185,359)	(425,246)	(461,223)

Net expenses	11,978	44,068	6,763

Net investment income (loss)	297,729	(5,621)	1,595,396

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated (Note 2)	(16,601)	(1,466,680)	(289,884)
In-kind redemptions — affiliated (Note 2)	—	253,898	(862,581)
Foreign currency transactions	6,017,587	18,765,951	9,990,095

Net realized gain	6,000,986	17,553,169	8,837,630

Net change in unrealized appreciation/depreciation on:
Investments	13,004,848	24,211,426	12,296,938
Forward currency contracts	3,904,450	13,568,875	2,773,160

Net change in unrealized appreciation/depreciation	16,909,298	37,780,301	15,070,098

Net realized and unrealized gain	22,910,284	55,333,470	23,907,728

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,208,013	$55,327,849	$25,503,124

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Currency Hedged MSCI EMU ETF		iShares Currency Hedged MSCI Germany ETF
	Six months ended February 28, 2015 (Unaudited)	Period from July 9, 2014[a] to August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Period from January 31, 2014[a] to August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$297,729	$(182)	$(5,621)	$1,011,331
Net realized gain	6,000,986	48,994	17,553,169	897,998
Net change in unrealized appreciation/depreciation	16,909,298	(34,045)	37,780,301	(4,140,367)

Net increase (decrease) in net assets resulting from operations	23,208,013	14,767	55,327,849	(2,231,038)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(290,108)	—	—	(1,011,331)
From net realized gain	(377,626)	—	(5,009,902)	(4,704)

Total distributions to shareholders	(667,734)	—	(5,009,902)	(1,016,035)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	294,153,502	3,715,160	795,076,630	55,242,241
Cost of shares redeemed	—	—	(6,077,116)	—

Net increase in net assets from capital share transactions	294,153,502	3,715,160	788,999,514	55,242,241

INCREASE IN NET ASSETS	316,693,781	3,729,927	839,317,461	51,995,168

NET ASSETS
Beginning of period	3,729,927	—	51,995,168	—

End of period	$320,423,708	$3,729,927	$891,312,629	$51,995,168

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$7,621	$—	$(5,621)	$—

SHARES ISSUED AND REDEEMED
Shares sold	11,200,000	150,000	30,650,000	2,200,000
Shares redeemed	—	—	(250,000)	—

Net increase in shares outstanding	11,200,000	150,000	30,400,000	2,200,000

[a]	Commencement of operations.

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Currency Hedged MSCI Japan ETF
	Six months ended February 28, 2015 (Unaudited)	Period from January 31, 2014[a] to August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,595,396	$59,260
Net realized gain	8,837,630	130,140
Net change in unrealized appreciation/depreciation	15,070,098	277,895

Net increase in net assets resulting from operations	25,503,124	467,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,658,063)	(59,260)
From net realized gain	(2,724,550)	(238)

Total distributions to shareholders	(4,382,613)	(59,498)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	362,328,937	32,123,189
Cost of shares redeemed	(145,525,846)	—

Net increase in net assets from capital share transactions	216,803,091	32,123,189

INCREASE IN NET ASSETS	237,923,602	32,530,986

NET ASSETS
Beginning of period	32,530,986	—

End of period	$270,454,588	$32,530,986

Distributions in excess of net investment income included in net assets at end of period	$(62,667)	$—

SHARES ISSUED AND REDEEMED
Shares sold	13,250,000	1,300,000
Shares redeemed	(5,450,000)	—

Net increase in shares outstanding	7,800,000	1,300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI EMU ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Period from Jul. 9, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$24.87	$25.14

Income from investment operations:
Net investment income (loss)[b]	0.12	(0.00)[c]
Net realized and unrealized gain (loss)[d]	3.52	(0.27)

Total from investment operations	3.64	(0.27)

Less distributions from:
Net investment income	(0.12)	—
Net realized gain	(0.16)	—

Total distributions	(0.28)	—

Net asset value, end of period	$28.23	$24.87

Total return	14.84%[e]	(1.11)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$320,424	$3,730
Ratio of expenses to average net assets[f,g]	0.04%	0.04%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.62%	0.62%
Ratio of net investment income (loss) to average net assets[f]	0.94%	(0.04)%
Portfolio turnover rate[h,i]	0%[j]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 49 for the portfolio turnover rates of the underlying fund.
[j]	Rounds to less than 1%.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Germany ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$23.63	$23.68

Income from investment operations:
Net investment income (loss)[b]	(0.00)[c]	1.04
Net realized and unrealized gain (loss)[d]	4.54	(0.59)

Total from investment operations	4.54	0.45

Less distributions from:
Net investment income	—	(0.50)
Net realized gain	(0.83)	(0.00)[c]

Total distributions	(0.83)	(0.50)

Net asset value, end of period	$27.34	$23.63

Total return	19.69%[e]	1.79%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$891,313	$51,995
Ratio of expenses to average net assets[f,g]	0.05%	0.06%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%
Ratio of net investment income (loss) to average net assets[f]	(0.01)%	7.36%
Portfolio turnover rate[h,i]	4%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 50 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Currency Hedged MSCI Japan ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Period from Jan. 31, 2014[a] to Aug. 31, 2014
Net asset value, beginning of period	$25.02	$23.53

Income from investment operations:
Net investment income[b]	0.25	0.13
Net realized and unrealized gain[c]	4.86	1.53

Total from investment operations	5.11	1.66

Less distributions from:
Net investment income	(0.15)	(0.17)
Net realized gain	(0.26)	(0.00)[d]

Total distributions	(0.41)	(0.17)

Net asset value, end of period	$29.72	$25.02

Total return	20.54%[e]	7.05%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$270,455	$32,531
Ratio of expenses to average net assets[f,g]	0.01%	0.01%
Ratio of expenses to average net assets prior to waived fees[f,g]	0.53%	0.53%
Ratio of net investment income to average net assets[f]	1.81%	0.94%
Portfolio turnover rate[h,i]	3%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[h]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[i]	Portfolio turnover rates exclude the portfolio activity of the underlying fund in which the Fund is invested. See page 51 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI EMU	Non-diversified
Currency Hedged MSCI Germany	Non-diversified
Currency Hedged MSCI Japan	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an exchange-traded fund of iShares, Inc. (an “underlying fund”), an affiliate of the Funds. The financial statements and schedules of investments for the underlying funds can be found elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Currency Hedged MSCI EMU
Assets:
Exchange-Traded Funds	$316,925,263	$—	$—	$316,925,263
Money Market Funds	14,103	—	—	14,103
Forward Currency Contracts[a]		7,117,515		7,117,515

	$316,939,366	$7,117,515	$—	$324,056,881

Liabilities:
Forward Currency Contracts[a]	$—	$(3,149,527)	$—	$(3,149,527)

Currency Hedged MSCI Germany
Assets:
Exchange-Traded Funds	$881,339,511	$—	$—	$881,339,511
Money Market Funds	3,061,763	—	—	3,061,763
Forward Currency Contracts[a]	—	23,812,906	—	23,812,906

	$884,401,274	$23,812,906	$—	$908,214,180

Liabilities:
Forward Currency Contracts[a]	$—	$(9,366,646)	$—	$(9,366,646)

Currency Hedged MSCI Japan
Assets:
Exchange-Traded Funds	$268,718,772	$—	$—	$268,718,772
Money Market Funds	170,780	—	—	170,780
Forward Currency Contracts[a]		5,198,306		5,198,306

	$268,889,552	$5,198,306	$—	$274,087,858

Liabilities:
Forward Currency Contracts[a]	$—	$(1,964,063)	$—	$(1,964,063)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Each fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
Currency Hedged MSCI Germany	$2,919,546	$2,919,546	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares Currency Hedged MSCI EMU, iShares Currency Hedged MSCI Germany and iShares Currency Hedged MSCI Japan ETFs, BFA is entitled to an annual investment advisory fee of 0.62%, 0.53% and 0.53%, respectively, based on the average daily net assets of each Fund. In addition, each Fund indirectly pays its pro

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense.

For each Fund, BFA has contractually agreed to waive a portion of its investment advisory fees through December 31, 2020 in an amount equal to the acquired fund fees and expenses.

For the iShares Currency Hedged MSCI EMU ETF, BFA has contractually agreed to reduce its investment advisory fees for the Fund through December 31, 2020 on assets attributable to the Fund’s investments in the iShares MSCI EMU ETF (“EZU”) (and those assets used to hedge the securities in EZU against the U.S. dollar) such that the investment advisory fee on such assets is equal to the investment advisory fee of EZU plus 0.03%.

For the iShares Currency Hedged MSCI Germany ETF, BFA has contractually agreed to reduce its investment advisory fees for the Fund through December 31, 2020 on assets attributable to the Fund’s investments in other iShares funds.

For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to reduce its investment advisory fees for the Fund through December 31, 2020 assets attributable to the Fund’s investments in other iShares funds, provided that the waiver is no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fees for the Fund through December 31, 2020 such that the Fund’s total annual operating expenses after fee waivers will be equal to the greater of the acquired fund fees and expenses or 0.48%.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
Currency Hedged MSCI EMU	$5,395
Currency Hedged MSCI Germany	10,515

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Each Fund in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EMU
iShares MSCI EMU ETF	93,230	8,045,836	(4,434)	8,134,632	$316,925,263	$291,797	$(16,601)

Currency Hedged MSCI Germany
iShares MSCI Germany ETF	1,791,847	28,401,073	(518,189)	29,674,731	$881,339,511	$—	$(1,212,782)

Currency Hedged MSCI Japan
iShares MSCI Japan ETF	2,748,694	32,428,870	(13,418,959)	21,758,605	$268,718,772	$1,602,136	$(1,152,465)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI EMU	$15,798,634	$168,981
Currency Hedged MSCI Germany	28,142,955	8,262,941
Currency Hedged MSCI Japan	27,198,396	5,271,630

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI EMU	$284,590,284	$—
Currency Hedged MSCI Germany	792,560,717	5,920,078
Currency Hedged MSCI Japan	350,698,617	147,485,673

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of such Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the value of forward currency contracts held by the Funds as of February 28, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$7,117,515	$23,812,906	$5,198,306

Liabilities
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of – net unrealized depreciation	$3,149,527	$9,366,646	$1,964,063

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the Funds during the six months ended February 28, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Foreign currency transactions	$6,017,587	$18,765,951	$9,990,095

	Net Change in Unrealized Appreciation/Depreciation
	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Forward currency contracts:
Forward currency contracts	$3,904,450	$13,568,875	$2,773,160

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2015:

	iShares Currency Hedged MSCI EMU ETF	iShares Currency Hedged MSCI Germany ETF	iShares Currency Hedged MSCI Japan ETF
Average amounts purchased in U.S. dollars	$104,567,353	$347,744,013	$205,923,692
Average amounts sold in U.S. dollars	$219,852,307	$708,817,094	$409,912,823

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. In order to better define their contractual rights and to secure rights that will help the Funds to mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Funds generally do not require collateral. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statements of assets and liabilities as of February 28, 2015:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
iShares Currency Hedged MSCI EMU ETF
Forward currency contracts	$7,117,515	$(3,148,340)	$3,969,175

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$23,812,906	$(9,362,542)	$14,450,364

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$5,198,306	$(1,962,917)	$3,235,389

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
iShares Currency Hedged MSCI EMU ETF
Forward currency contracts	$3,149,527	$(3,148,340)	$1,187

iShares Currency Hedged MSCI Germany ETF
Forward currency contracts	$9,366,646	$(9,362,542)	$4,104

iShares Currency Hedged MSCI Japan ETF
Forward currency contracts	$1,964,063	$(1,962,917)	$1,146

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets indirectly in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The iShares Currency Hedged MSCI Germany ETF and iShares Currency Hedged MSCI Japan ETF each invests all or substantially all of its assets indirectly in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI EMU	$304,032,101	$12,907,265	$—	$12,907,265
Currency Hedged MSCI Germany	865,266,197	19,193,674	(58,597)	19,135,077
Currency Hedged MSCI Japan	256,777,163	12,113,750	(1,361)	12,112,389

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI EMU	$0.123450	$0.160692	$—	$0.284142	43%	57%	—%	100%
Currency Hedged MSCI Germany	—	0.828083	—	0.828083	—	100	—	100
Currency Hedged MSCI Japan	0.150876	0.257033	0.005545	0.413454	37	62	1	100

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Unaudited)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 97.73%

AUSTRIA — 0.66%
ANDRITZ AG	157,938	$9,132,139
Erste Group Bank AG	609,142	16,001,572
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AGa	2,100,446	6,424,715
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	320,370	9,251,283
Raiffeisen Bank International AGb	258,065	3,907,690
Vienna Insurance Group AG Wiener Versicherung Gruppe	82,842	3,672,187
Voestalpine AG	243,666	9,546,644

		57,936,232
BELGIUM — 4.36%
Ageas	478,323	17,272,966
Anheuser-Busch InBev NV	1,748,476	222,985,878
Belgacom SA	331,643	12,504,351
Colruyt SA	153,419	7,198,205
Delhaize Group SA	223,351	20,086,819
Groupe Bruxelles Lambert SA	175,968	15,436,655
KBC Groep NVa	543,732	33,067,520
Solvay SA	128,592	19,154,431
Telenet Group Holding NVa	115,067	6,614,574
UCB SA	275,239	21,101,130
Umicore SA	207,654	9,084,851

		384,507,380
FINLAND — 2.89%
Elisa OYJ	311,350	8,489,675
Fortum OYJ	965,615	22,051,543
Kone OYJ Class B	681,341	31,470,822
Metso OYJ	245,915	7,930,126
Neste Oil OYJ	279,755	7,308,101
Nokia OYJ	8,142,280	65,619,063
Nokian Renkaat OYJ	245,915	7,295,716
Orion OYJ Class B	218,832	7,140,223
Sampo OYJ Class A	972,372	49,188,797
Stora Enso OYJ Class R	1,202,503	11,572,593
UPM-Kymmene OYJ	1,161,862	21,854,699
Wartsila OYJ Abp	322,619	14,659,171

		254,580,529
FRANCE — 31.97%
Accor SA	376,752	19,787,484
Aeroports de Paris	65,424	7,991,388
Air Liquide SA	749,017	99,219,901

Security	Shares	Value
Airbus Group NV	1,279,199	$79,388,208
Alcatel-Lucent[a]	6,125,296	24,025,915
Alstom SAa	471,522	15,628,477
ArcelorMittal	2,174,856	23,833,196
Arkema SA	143,091	10,740,524
AtoS	175,680	12,546,263
AXA SA	3,950,419	100,539,073
BNP Paribas SA	2,301,221	134,452,817
Bollore SA	1,191,972	6,556,525
Bouygues SA	365,754	14,535,081
Bureau Veritas SA	482,802	11,404,721
Cap Gemini SA	311,357	25,239,103
Carrefour SA	1,358,177	45,039,284
Casino Guichard Perrachon SA	124,091	11,705,595
Christian Dior SA	119,579	23,250,697
Cie. de Saint-Gobain	976,532	44,070,472
Cie. Generale des Etablissements Michelin Class B	403,838	38,945,909
CNP Assurances	374,518	6,223,455
Credit Agricole SA	2,241,980	31,609,981
Danone SA	1,258,902	88,012,887
Dassault Systemes	279,456	19,600,136
Edenred	448,951	12,276,932
Electricite de France SA	527,933	14,626,250
Essilor International SA	444,450	52,070,119
Eurazeo SA	83,472	6,169,039
Eutelsat Communications SA	336,155	11,513,165
Fonciere Des Regions	60,912	6,312,946
GDF Suez	3,147,268	70,161,373
Gecina SA	60,919	8,025,332
Groupe Eurotunnel SE Registered	1,018,803	13,964,283
Hermes International	57,948	18,741,987
ICADE	81,227	7,296,859
Iliad SA	55,801	14,523,817
Imerys SA	74,448	5,597,311
JCDecaux SA	146,640	5,445,067
Kering	164,699	33,621,692
Klepierre	377,514	18,500,025
L’Oreal SA	545,981	99,361,801
Lafarge SA	406,098	30,217,848
Lagardere SCA	257,202	7,411,322
Legrand SA	575,320	31,878,189

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SA	606,893	$111,570,223
Natixis SA	2,037,210	14,784,182
Numericable-SFR SAS[a]	212,083	13,178,708
Orange SA	4,031,656	73,710,319
Pernod Ricard SA	462,498	54,962,697
Peugeot SAa	850,548	14,276,862
Publicis Groupe SA	408,026	33,349,846
Remy Cointreau SA	54,144	3,985,749
Renault SA	417,378	40,190,839
Rexel SA	604,275	11,834,123
Safran SA	588,852	41,544,546
Sanofi	2,594,451	255,212,701
Schneider Electric SE	1,141,269	92,141,883
SCOR SE	333,917	11,033,886
SES SA	661,048	22,837,099
Societe BIC SA	63,168	9,472,961
Societe Generale SA	1,576,211	73,043,122
Sodexo SA	205,307	20,739,244
STMicroelectronics NV	1,389,768	12,439,486
Suez Environnement Co.	647,055	11,572,387
Technip SA	223,355	14,585,627
Thales SA	203,051	11,708,734
Total SA	4,652,129	251,693,065
Unibail-Rodamco SE	212,064	61,273,124
Valeo SA	164,688	24,845,141
Vallourec SA	236,891	5,633,025
Veolia Environnement SA	915,972	17,876,754
Vinci SA	1,026,303	61,034,099
Vivendi SA	2,639,592	64,587,614
Wendel SA	67,687	8,264,012
Zodiac Aerospace	403,853	14,567,887

		2,820,012,394
GERMANY — 28.35%
adidas AG	455,730	35,490,491
Allianz SE Registered	992,687	166,571,672
Axel Springer SE	85,728	5,543,438
BASF SE	1,996,654	191,817,134
Bayer AG Registered	1,798,119	266,326,299
Bayerische Motoren Werke AG	719,700	91,219,390
Beiersdorf AG	218,839	19,055,113
Brenntag AG	336,162	19,701,175
Celesio AG	110,550	3,421,735
Commerzbank AGa	2,104,960	28,462,188
Continental AG	239,143	57,214,453

Security	Shares	Value
Daimler AG Registered	2,091,413	$202,937,980
Deutsche Annington Immobilien SE	750,536	29,022,380
Deutsche Bank AG Registered	2,997,774	98,772,031
Deutsche Boerse AG	419,634	34,312,741
Deutsche Lufthansa AG Registered	505,366	7,425,651
Deutsche Post AG Registered	2,104,942	71,845,456
Deutsche Telekom AG Registered	6,900,503	129,024,911
Deutsche Wohnen AG Bearer	627,190	17,330,413
E.ON SE	4,349,781	70,476,148
Fraport AG Frankfurt Airport Services Worldwide	81,216	4,915,535
Fresenius Medical Care AG & Co. KGaA	473,771	38,882,909
Fresenius SE & Co. KGaA	823,476	47,272,486
GEA Group AG	399,323	19,797,202
Hannover Rueck SE	130,855	12,644,534
HeidelbergCement AG	306,834	24,480,118
Henkel AG & Co. KGaA	254,939	26,882,370
HUGO BOSS AG	121,346	15,652,385
Infineon Technologies AG	2,454,640	28,482,330
K+S AG Registered	374,514	12,108,618
Kabel Deutschland Holding AGa	47,383	6,590,243
Lanxess AG	200,795	10,368,078
Linde AG	403,824	82,346,136
MAN SE	76,704	8,242,154
Merck KGaA	282,000	29,163,339
METRO AG	351,954	11,809,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	376,763	78,391,573
Osram Licht AG	194,027	8,918,490
ProSiebenSat.1 Media AG Registered	476,045	23,437,985
QIAGEN NVa	507,640	12,797,135
RTL Group SA	83,479	8,286,626
RWE AG	1,064,879	29,842,612
SAP SE	2,003,411	141,209,348
Siemens AG Registered	1,723,660	192,986,259
Symrise AG	269,112	17,157,118
Telefonica Deutschland Holding AG	1,301,193	7,174,817

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
ThyssenKrupp AG	985,912	$26,308,120
United Internet AG Registered[c]	268,475	12,067,981
Volkswagen AG	64,911	16,115,918

		2,500,302,735
IRELAND — 1.12%
Bank of Ireland[a]	59,892,650	22,840,713
CRH PLC	1,770,974	50,286,028
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	345,179	25,166,043
Ryanair Holdings PLC	43,520	494,244
Ryanair Holdings PLC ADR	416	26,354

		98,813,387
ITALY — 7.27%
Assicurazioni Generali SpA	2,538,119	52,382,596
Atlantia SpA	899,872	23,759,889
Banca Monte dei Paschi di Siena SpA[a]	8,473,752	5,854,822
Banco Popolare SCa	789,013	12,195,247
CNH Industrial NV	2,062,060	17,115,525
Enel Green Power SpA	3,817,361	8,186,690
Enel SpA	14,310,466	66,099,372
Eni SpA	5,529,709	103,455,966
EXOR SpA	214,331	9,565,687
Finmeccanica SpA[a]	882,150	10,705,992
Intesa Sanpaolo SpA	27,517,381	92,100,743
Intesa Sanpaolo SpA RSP	2,041,790	6,183,467
Luxottica Group SpA	367,728	22,747,278
Mediobanca SpA	1,315,303	12,149,171
Pirelli & C. SpA	521,158	8,002,581
Prysmian SpA	446,699	8,958,591
Saipem SpA[a]	581,355	5,989,324
Snam SpA	4,552,398	23,090,216
Telecom Italia SpA[a]	21,992,281	26,295,698
Telecom Italia SpA RSP	13,159,743	12,922,924
Tenaris SA	1,026,516	14,726,295
Terna Rete Elettrica Nazionale SpA	3,282,636	14,838,329
UniCredit SpA	9,561,566	63,758,502
Unione di Banche Italiane SpA	1,866,896	14,678,962
UnipolSai SpA	1,992,048	5,885,357

		641,649,224
NETHERLANDS — 9.26%
Aegon NV	3,941,385	30,592,303
Akzo Nobel NV	532,121	39,631,061
Altice SAa	189,515	18,939,936

Security	Shares	Value
ASML Holding NV	760,357	$82,394,239
Boskalis Westminster NV	187,270	8,722,381
Delta Lloyd NV	435,485	7,922,847
Fiat Chrysler Automobiles NVa	1,949,170	30,148,881
Gemalto NVb	173,712	14,133,984
Heineken Holding NV	218,839	15,260,291
Heineken NV	500,850	39,234,591
ING Groep NV CVA[a]	8,385,913	125,617,881
Koninklijke Ahold NV	1,945,162	36,577,713
Koninklijke DSM NV	374,514	20,961,667
Koninklijke KPN NV	6,971,391	23,864,986
Koninklijke Philips NV	2,033,040	61,045,199
Koninklijke Vopak NV	153,408	8,087,291
NN Group NVa	341,091	9,778,862
OCI NVa	185,003	7,874,949
Randstad Holding NV	272,994	16,121,621
Reed Elsevier NV	1,522,854	37,920,012
TNT Express NV	961,144	5,887,323
Unilever NV CVA	3,539,830	154,450,467
Wolters Kluwer NV	656,532	21,344,522

		816,513,007
PORTUGAL — 0.49%
Banco Comercial Portugues SA Registered[a,b]	77,271,126	7,211,038
EDP — Energias de Portugal SA	5,042,399	19,942,368
Galp Energia SGPS SA	841,524	9,915,618
Jeronimo Martins SGPS SAb	548,230	6,496,651

		43,565,675
SPAIN — 11.36%
Abertis Infraestructuras SA	877,631	17,177,684
ACS Actividades de Construccion y Servicios SA	381,828	14,227,370
Aena SAa,d	128,193	11,943,001
Amadeus IT Holding SA Class A	971,475	40,153,771
Banco Bilbao Vizcaya Argentaria SA	13,535,649	136,336,656
Banco de Sabadell SA	7,438,337	20,482,576
Banco Popular Espanol SA	3,906,037	18,024,277
Banco Santander SA	30,594,484	224,188,334
Bankia SAa	10,030,519	14,603,445
Bankinter SA	1,471,567	11,535,922
CaixaBank SA	4,979,413	23,178,401
Distribuidora Internacional de Alimentacion SA	1,349,160	10,294,877
Enagas SA	391,608	12,044,152

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
Endesa SA	685,945	$13,902,876
Ferrovial SA	894,280	18,998,124
Gas Natural SDG SA	762,557	18,470,674
Grifols SA	324,882	13,211,459
Iberdrola SA	11,212,990	76,808,021
Inditex SA	2,371,168	74,695,420
International Consolidated Airlines Group SAa	1,779,791	15,964,426
Mapfre SA	2,023,709	7,125,192
Red Electrica Corp. SA	208,608	17,815,624
Repsol SA	2,268,362	43,952,910
Telefonica SA	9,156,062	142,700,171
Zardoya Otis SA	383,542	4,650,459

		1,002,485,822

TOTAL COMMON STOCKS
(Cost: $8,809,593,459)		8,620,366,385

PREFERRED STOCKS — 2.09%

GERMANY — 2.09%
Bayerische Motoren Werke AG	117,330	11,370,512
FUCHS PETROLUB SE	151,174	6,322,204
Henkel AG & Co. KGaA	388,050	46,071,862
Porsche Automobil Holding SE	333,899	30,991,339
Volkswagen AG	354,203	89,589,271

		184,345,188

TOTAL PREFERRED STOCKS
(Cost: $181,072,273)		184,345,188

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	25,526,705	25,526,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	1,489,800	1,489,800
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	7,395,090	7,395,090

		34,411,595

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,411,595)		34,411,595

Value
TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $9,025,077,327)	$8,839,123,168
Other Assets, Less Liabilities — (0.21)%	(18,878,294)

NET ASSETS — 100.00%	$8,820,244,874

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 92.68%

AIR FREIGHT & LOGISTICS — 2.66%
Deutsche Post AG Registered	4,643,169	$158,479,708

		158,479,708
AIRLINES — 0.27%
Deutsche Lufthansa AG Registered	1,110,223	16,313,184

		16,313,184
AUTO COMPONENTS — 2.12%
Continental AG	527,479	126,198,225

		126,198,225
AUTOMOBILES — 11.50%
Bayerische Motoren Werke AG	1,588,410	201,325,263
Daimler AG Registered	4,619,192	448,218,259
Volkswagen AG	141,861	35,220,844

		684,764,366
BANKS — 1.06%
Commerzbank AGa	4,643,169	62,782,546

		62,782,546
CAPITAL MARKETS — 3.66%
Deutsche Bank AG Registered	6,617,148	218,024,823

		218,024,823
CHEMICALS — 11.63%
BASF SE	4,406,744	423,352,772
K+S AG Registered	826,506	26,722,221
Lanxess AG	438,902	22,662,767
Linde AG	891,112	181,711,908
Symrise AG	591,728	37,725,361

		692,175,029
CONSTRUCTION MATERIALS — 0.91%
HeidelbergCement AG	675,994	53,932,788

		53,932,788
DIVERSIFIED FINANCIAL SERVICES — 1.27%
Deutsche Boerse AG	925,743	75,696,393

		75,696,393
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.05%
Deutsche Telekom AG Registered	15,232,195	284,810,049
Telefonica Deutschland Holding AG	2,852,687	15,729,801

		300,539,850

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.33%
Osram Licht AG	426,915	$19,623,234

		19,623,234
FOOD & STAPLES RETAILING — 0.44%
METRO AG	777,223	26,079,056

		26,079,056
HEALTH CARE PROVIDERS & SERVICES — 3.32%
Celesio AG	243,090	7,524,103
Fresenius Medical Care AG & Co. KGaA	1,043,623	85,651,291
Fresenius SE & Co. KGaA	1,818,182	104,374,607

		197,550,001
HOUSEHOLD PRODUCTS — 0.99%
Henkel AG & Co. KGaA	560,778	59,131,955

		59,131,955
INDUSTRIAL CONGLOMERATES — 7.16%
Siemens AG Registered	3,804,026	425,910,415

		425,910,415
INSURANCE — 9.55%
Allianz SE Registered	2,193,007	367,983,910
Hannover Rueck SE	289,044	27,930,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	829,836	172,660,663

		568,574,928
INTERNET SOFTWARE & SERVICES — 0.45%
United Internet AG Registered[b]	590,082	26,524,250

		26,524,250
LIFE SCIENCES TOOLS & SERVICES — 0.47%
QIAGEN NVa	1,115,551	28,122,009

		28,122,009
MACHINERY — 1.04%
GEA Group AG	877,788	43,518,020
MAN SE	169,167	18,177,677

		61,695,697
MEDIA — 1.63%
Axel Springer SE	189,812	12,273,832
Kabel Deutschland Holding AGa	105,897	14,728,637
ProSiebenSat.1 Media AG Registered	1,049,616	51,677,645
RTL Group SA	185,816	18,445,210

		97,125,324
METALS & MINING — 0.97%
ThyssenKrupp AG	2,172,360	57,967,352

		57,967,352

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2015

Security	Shares	Value
MULTI-UTILITIES — 3.72%
E.ON SE	9,600,100	$155,543,018
RWE AG	2,348,181	65,806,401

		221,349,419
PERSONAL PRODUCTS — 0.71%
Beiersdorf AG	483,524	42,102,205

		42,102,205
PHARMACEUTICALS — 10.95%
Bayer AG Registered	3,967,192	587,596,017
Merck KGaA	620,051	64,123,254

		651,719,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.72%
Deutsche Annington Immobilien SE	1,654,035	63,959,666
Deutsche Wohnen AG Bearer	1,392,608	38,480,320

		102,439,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.05%
Infineon Technologies AG	5,410,385	62,779,215

		62,779,215
SOFTWARE — 5.24%
SAP SE	4,420,729	311,592,709

		311,592,709
TEXTILES, APPAREL & LUXURY GOODS — 1.90%
adidas AG	1,003,663	78,161,395
HUGO BOSS AG	270,470	34,887,846

		113,049,241
TRADING COMPANIES & DISTRIBUTORS — 0.73%
Brenntag AG	741,261	43,442,486

		43,442,486
TRANSPORTATION INFRASTRUCTURE — 0.18%
Fraport AG Frankfurt Airport Services Worldwide	177,158	10,722,349

		10,722,349

TOTAL COMMON STOCKS
(Cost: $5,403,430,539)		5,516,408,014

Security	Shares	Value
PREFERRED STOCKS — 6.82%
AUTOMOBILES — 4.89%
Bayerische Motoren Werke AG	260,406	$25,236,083
Porsche Automobil Holding SE	734,601	68,183,099
Volkswagen AG	780,554	197,427,078

		290,846,260
CHEMICALS — 0.23%
FUCHS PETROLUB SE	333,004	13,926,463

		13,926,463
HOUSEHOLD PRODUCTS — 1.70%
Henkel AG & Co. KGaA	854,478	101,449,279

		101,449,279

TOTAL PREFERRED STOCKS
(Cost: $366,625,725)		406,222,002

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,843,296	3,843,296

		3,843,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,843,296)		3,843,296

TOTAL INVESTMENTS IN SECURITIES — 99.56%
(Cost: $5,773,899,560)		5,926,473,312
Other Assets, Less Liabilities — 0.44%		25,950,751

NET ASSETS — 100.00%		$5,952,424,063

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	94	Mar. 2015	Eurex	$30,008,138	$3,579,133

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.61%

AIR FREIGHT & LOGISTICS — 0.32%
Yamato Holdings Co. Ltd.	2,058,000	$48,202,769

		48,202,769
AIRLINES — 0.28%
ANA Holdings Inc.	6,174,000	16,774,564
Japan Airlines Co. Ltd.	823,200	25,340,884

		42,115,448
AUTO COMPONENTS — 3.32%
Aisin Seiki Co. Ltd.	1,029,200	37,924,012
Bridgestone Corp.	3,498,600	134,155,192
Denso Corp.	2,675,400	125,730,036
Koito Manufacturing Co. Ltd.	617,400	19,780,351
NGK Spark Plug Co. Ltd.	617,400	17,507,934
NHK Spring Co. Ltd.	823,200	8,559,435
NOK Corp.	617,400	18,076,038
Stanley Electric Co. Ltd.	682,200	16,161,198
Sumitomo Electric Industries Ltd.	4,116,000	53,401,782
Sumitomo Rubber Industries Ltd.	1,029,000	17,800,594
Toyoda Gosei Co. Ltd.	411,600	9,103,437
Toyota Industries Corp.	823,200	46,481,241
Yokohama Rubber Co. Ltd. (The)	154,000	1,566,473

		506,247,723
AUTOMOBILES — 11.61%
Daihatsu Motor Co. Ltd.	823,200	11,789,020
Fuji Heavy Industries Ltd.	3,087,000	104,866,845
Honda Motor Co. Ltd.	8,643,600	285,565,253
Isuzu Motors Ltd.	3,087,000	44,854,398
Mazda Motor Corp.	2,881,200	61,603,138
Mitsubishi Motors Corp.	3,498,600	30,992,659
Nissan Motor Co. Ltd.	13,377,000	141,440,696
Suzuki Motor Corp.	2,058,000	65,073,738
Toyota Motor Corp.	14,611,800	985,527,989
Yamaha Motor Co. Ltd.	1,440,600	35,814,657

		1,767,528,393
BANKS — 9.20%
Aozora Bank Ltd.	6,174,000	22,259,350
Bank of Kyoto Ltd. (The)	2,058,000	20,159,087
Bank of Yokohama Ltd. (The)	6,240,000	38,699,536
Chiba Bank Ltd. (The)	4,116,000	31,021,925
Chugoku Bank Ltd. (The)	205,800	3,169,332

Security	Shares	Value
Fukuoka Financial Group Inc.	4,122,000	$22,102,154
Gunma Bank Ltd. (The)	2,058,000	14,719,060
Hachijuni Bank Ltd. (The)	2,058,000	15,407,671
Hiroshima Bank Ltd. (The)	2,058,000	11,310,435
Hokuhoku Financial Group Inc.	6,174,000	14,615,768
Iyo Bank Ltd. (The)	1,852,200	23,085,683
Joyo Bank Ltd. (The)	4,116,000	22,104,413
Mitsubishi UFJ Financial Group Inc.	67,296,680	437,798,553
Mizuho Financial Group Inc.	119,569,880	220,545,891
Resona Holdings Inc.	11,524,800	64,745,959
Seven Bank Ltd.	3,292,800	15,975,775
Shinsei Bank Ltd.	8,232,000	15,838,053
Shizuoka Bank Ltd. (The)	2,814,000	28,859,124
Sumitomo Mitsui Financial Group Inc.	6,791,400	270,389,128
Sumitomo Mitsui Trust Holdings Inc.	18,522,320	76,772,843
Suruga Bank Ltd.	1,440,600	30,295,440
Yamaguchi Financial Group Inc.	138,000	1,624,208

		1,401,499,388
BEVERAGES — 0.90%
Asahi Group Holdings Ltd.	1,852,200	57,272,636
Kirin Holdings Co. Ltd.	4,321,800	56,559,924
Suntory Beverage & Food Ltd.	617,400	23,188,975

		137,021,535
BUILDING PRODUCTS — 1.20%
Asahi Glass Co. Ltd.	6,174,000	38,940,951
Daikin Industries Ltd.	1,234,800	80,536,497
LIXIL Group Corp.	1,440,600	34,344,473
TOTO Ltd.	2,058,000	28,646,217

		182,468,138
CAPITAL MARKETS — 1.29%
Daiwa Securities Group Inc.	8,232,000	66,444,074
Nomura Holdings Inc.	18,773,600	115,425,957
SBI Holdings Inc./Japan	1,234,810	15,400,909

		197,270,940
CHEMICALS — 3.95%
Air Water Inc.	143,000	2,503,651
Asahi Kasei Corp.	6,174,000	63,834,238
Daicel Corp.	2,058,000	26,718,106
Hitachi Chemical Co. Ltd.	617,400	13,639,662
JSR Corp.	1,029,000	18,842,118

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Kaneka Corp.	2,058,000	$13,651,713
Kansai Paint Co. Ltd.	337,000	6,072,174
Kuraray Co. Ltd.	1,852,200	25,487,214
Mitsubishi Chemical Holdings Corp.	7,203,000	40,122,780
Mitsubishi Gas Chemical Co. Inc.	2,058,000	10,656,255
Mitsui Chemicals Inc.	4,116,000	12,670,442
Nippon Paint Holdings Co. Ltd.	791,000	27,459,534
Nitto Denko Corp.	823,200	52,196,713
Shin-Etsu Chemical Co. Ltd.	2,263,800	155,338,587
Sumitomo Chemical Co. Ltd.	8,232,000	38,493,354
Taiyo Nippon Sanso Corp.[a]	758,000	11,698,607
Teijin Ltd.	4,116,000	13,944,372
Toray Industries Inc.	8,232,000	68,385,957

		601,715,477
COMMERCIAL SERVICES & SUPPLIES — 0.82%
Dai Nippon Printing Co. Ltd.	2,058,000	19,952,503
Park24 Co. Ltd.	617,400	11,651,298
Secom Co. Ltd.	1,029,000	64,101,075
Toppan Printing Co. Ltd.	4,116,000	29,541,411

		125,246,287
CONSTRUCTION & ENGINEERING — 0.88%
Chiyoda Corp.	235,000	1,908,779
JGC Corp.	860,000	17,653,938
Kajima Corp.	4,116,000	19,522,121
Obayashi Corp.	4,116,000	28,129,759
Shimizu Corp.	4,116,000	29,369,258
Taisei Corp.	6,174,000	37,288,285

		133,872,140
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	6,174,000	20,658,329

		20,658,329
CONSUMER FINANCE — 0.24%
Acom Co. Ltd.[a,b]	2,263,800	7,271,732
AEON Financial Service Co. Ltd.	617,470	14,178,386
Credit Saison Co. Ltd.	823,200	15,672,786

		37,122,904
CONTAINERS & PACKAGING — 0.06%
Toyo Seikan Group Holdings Ltd.	617,400	8,464,750

		8,464,750
DIVERSIFIED CONSUMER SERVICES — 0.09%
Benesse Holdings Inc.	411,600	13,118,039

		13,118,039

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.02%
Japan Exchange Group Inc.	1,440,600	$40,610,833
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,292,800	15,920,686
ORIX Corp.	6,997,200	99,299,425

		155,830,944
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.84%
Nippon Telegraph & Telephone Corp.	2,058,500	127,768,372

		127,768,372
ELECTRIC UTILITIES — 1.31%
Chubu Electric Power Co. Inc.[b]	3,498,600	43,138,035
Chugoku Electric Power Co. Inc. (The)	1,646,400	21,691,246
Hokuriku Electric Power Co.	823,200	10,983,345
Kansai Electric Power Co. Inc. (The)[b]	3,910,200	35,113,135
Kyushu Electric Power Co. Inc.[b]	2,263,800	19,561,716
Shikoku Electric Power Co. Inc.[b]	823,200	10,583,951
Tohoku Electric Power Co. Inc.	2,469,600	28,942,320
Tokyo Electric Power Co. Inc.[b]	7,614,600	29,873,666

		199,887,414
ELECTRICAL EQUIPMENT — 1.45%
Fuji Electric Co. Ltd.	2,058,000	9,915,998
Mabuchi Motor Co. Ltd.	411,600	20,864,913
Mitsubishi Electric Corp.	10,290,000	120,592,999
Nidec Corp.	1,029,000	69,480,848

		220,854,758
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.45%
Citizen Holdings Co. Ltd.	1,440,600	10,929,978
Hamamatsu Photonics KK	411,600	22,930,746
Hirose Electric Co. Ltd.	205,800	27,045,196
Hitachi High-Technologies Corp.	411,600	12,739,303
Hitachi Ltd.	26,754,000	183,067,230
Hoya Corp.	2,263,800	91,417,412
IBIDEN Co. Ltd.	617,400	10,396,304
Japan Display Inc.[a,b]	2,058,000	8,418,269
Keyence Corp.	230,826	117,976,231
Kyocera Corp.	1,646,400	83,197,979
Murata Manufacturing Co. Ltd.	1,029,000	126,919,612
Nippon Electric Glass Co. Ltd.	2,058,500	10,297,235
Omron Corp.	1,029,000	45,448,325

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Shimadzu Corp.	430,000	$4,647,288
TDK Corp.	617,400	43,485,784
Yaskawa Electric Corp.[a]	1,440,600	20,124,656
Yokogawa Electric Corp.	1,029,000	10,914,484

		829,956,032
FOOD & STAPLES RETAILING — 1.51%
Aeon Co. Ltd.	3,292,800	35,243,110
FamilyMart Co. Ltd.	411,600	18,592,497
Lawson Inc.	411,600	26,924,689
Seven & I Holdings Co. Ltd.	3,910,280	149,597,771

		230,358,067
FOOD PRODUCTS — 1.38%
Ajinomoto Co. Inc.	2,940,000	56,490,694
Calbee Inc.	206,100	7,792,647
Kikkoman Corp.	736,000	21,332,887
MEIJI Holdings Co. Ltd.	411,628	49,135,736
NH Foods Ltd.	357,000	8,131,758
Nisshin Seifun Group Inc.	1,129,875	13,496,688
Nissin Foods Holdings Co. Ltd.	411,600	20,417,316
Toyo Suisan Kaisha Ltd.	205,800	7,350,922
Yakult Honsha Co. Ltd.	411,600	26,098,356

		210,247,004
GAS UTILITIES — 0.85%
Osaka Gas Co. Ltd.	10,290,000	42,470,082
Toho Gas Co. Ltd.	2,058,000	11,585,880
Tokyo Gas Co. Ltd.	12,348,000	75,216,978

		129,272,940
HEALTH CARE EQUIPMENT & SUPPLIES — 0.88%
Olympus Corp.[b]	1,235,100	44,787,808
Sysmex Corp.	823,200	44,208,825
Terumo Corp.	1,647,400	45,475,930

		134,472,563
HEALTH CARE PROVIDERS & SERVICES — 0.36%
Alfresa Holdings Corp.	823,200	11,472,259
Medipal Holdings Corp.	823,200	10,466,887
Miraca Holdings Inc.	411,600	19,763,135
Suzuken Co. Ltd./Aichi Japan	411,600	12,997,532

		54,699,813
HEALTH CARE TECHNOLOGY — 0.12%
M3 Inc.	823,200	18,303,280

		18,303,280
HOTELS, RESTAURANTS & LEISURE — 0.49%
McDonald’s Holdings Co. Japan Ltd.[a]	411,600	9,086,222

Security	Shares	Value
Oriental Land Co. Ltd./Japan	242,800	$65,460,237

		74,546,459
HOUSEHOLD DURABLES — 3.08%
Casio Computer Co. Ltd.[a]	1,234,800	21,629,271
Iida Group Holdings Co. Ltd.	823,280	11,411,393
Nikon Corp.	1,852,200	23,937,839
Panasonic Corp.	11,730,615	146,700,150
Rinnai Corp.	205,800	14,495,261
Sekisui Chemical Co. Ltd.	2,065,000	26,515,329
Sekisui House Ltd.	2,675,400	36,087,519
Sharp Corp./Japanab	8,232,000	17,490,719
Sony Corp.	5,968,200	170,466,510

		468,733,991
HOUSEHOLD PRODUCTS — 0.34%
Unicharm Corp.	1,852,200	51,276,556

		51,276,556
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
Electric Power Development Co. Ltd.	617,400	20,632,507

		20,632,507
INDUSTRIAL CONGLOMERATES — 0.75%
Keihan Electric Railway Co. Ltd.	2,058,000	12,963,102
Seibu Holdings Inc.[a]	617,400	15,751,976
Toshiba Corp.	20,580,000	85,112,318

		113,827,396
INSURANCE — 2.66%
Dai-ichi Life Insurance Co. Ltd. (The)	5,556,600	84,061,325
MS&AD Insurance Group Holdings Inc.	2,704,040	74,711,984
Sompo Japan Nipponkoa Holdings Inc.	1,773,650	55,222,095
Sony Financial Holdings Inc.	1,029,000	15,597,039
T&D Holdings Inc.	3,087,000	40,115,893
Tokio Marine Holdings Inc.	3,704,400	134,811,094

		404,519,430
INTERNET & CATALOG RETAIL — 0.47%
Rakuten Inc.	4,321,800	72,014,937

		72,014,937
INTERNET SOFTWARE & SERVICES — 0.34%
Kakaku.com Inc.	823,200	13,662,042
Mixi Inc.[a]	205,800	7,566,113

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Yahoo Japan Corp.	7,614,600	$30,638,024

		51,866,179
IT SERVICES — 0.77%
Fujitsu Ltd.	10,290,000	62,052,457
ITOCHU Techno-Solutions Corp.	205,800	8,091,179
Nomura Research Institute Ltd.	617,400	21,613,777
NTT Data Corp.	617,400	25,487,214

		117,244,627
LEISURE PRODUCTS — 0.77%
Bandai Namco Holdings Inc.	1,029,098	18,688,960
Sankyo Co. Ltd.	205,800	7,764,089
Sega Sammy Holdings Inc.	1,029,000	15,657,292
Shimano Inc.	411,600	61,974,988
Yamaha Corp.	823,200	13,951,259

		118,036,588
MACHINERY — 5.78%
Amada Co. Ltd.	2,058,000	19,470,476
FANUC Corp.	1,029,000	197,502,238
Hino Motors Ltd.	1,646,400	25,092,984
Hitachi Construction Machinery Co. Ltd.	617,400	11,429,221
IHI Corp.	6,174,000	28,766,724
JTEKT Corp.	1,234,800	19,367,184
Kawasaki Heavy Industries Ltd.	8,232,000	39,044,243
Komatsu Ltd.	5,145,000	107,143,565
Kubota Corp.	6,174,000	100,425,304
Kurita Water Industries Ltd.	617,400	15,292,328
Makita Corp.	617,400	29,386,474
Minebea Co. Ltd.	2,058,000	31,090,786
Mitsubishi Heavy Industries Ltd.	16,464,000	91,268,500
Nabtesco Corp.	411,600	11,052,206
NGK Insulators Ltd.	1,310,000	25,543,603
NSK Ltd.	2,058,000	28,680,647
SMC Corp./Japan	259,100	72,119,725
Sumitomo Heavy Industries Ltd.	2,058,000	12,790,949
THK Co. Ltd.	618,000	14,898,791

		880,365,948
MARINE — 0.31%
Mitsui OSK Lines Ltd.	6,174,000	22,052,767
Nippon Yusen KK	8,232,000	24,721,134

		46,773,901
MEDIA — 0.50%
Dentsu Inc.	1,029,000	44,845,790

Security	Shares	Value
Hakuhodo DY Holdings Inc.	1,440,600	$15,931,015
Toho Co. Ltd./Tokyo	617,400	15,003,112

		75,779,917
METALS & MINING — 1.90%
Hitachi Metals Ltd.	471,000	7,592,262
JFE Holdings Inc.	2,675,450	66,861,072
Kobe Steel Ltd.	18,522,000	36,565,243
Maruichi Steel Tube Ltd.	205,800	4,906,353
Mitsubishi Materials Corp.	6,174,000	21,278,080
Nippon Steel & Sumitomo Metal Corp.	41,160,705	109,422,160
Sumitomo Metal Mining Co. Ltd.	2,346,000	37,060,697
Yamato Kogyo Co. Ltd.	205,800	5,551,926

		289,237,793
MULTILINE RETAIL — 0.61%
Don Quijote Holdings Co. Ltd.	205,800	15,992,990
Isetan Mitsukoshi Holdings Ltd.	1,852,260	28,338,982
J Front Retailing Co. Ltd.	1,029,000	14,753,490
Marui Group Co. Ltd.	1,234,800	14,471,160
Takashimaya Co. Ltd.	2,058,000	19,246,677

		92,803,299
OIL, GAS & CONSUMABLE FUELS — 0.97%
Idemitsu Kosan Co. Ltd.	823,200	14,481,489
INPEX Corp.	4,733,400	56,165,694
JX Holdings Inc.	11,730,695	47,582,199
Showa Shell Sekiyu KK	1,029,000	9,864,353
TonenGeneral Sekiyu KK	2,058,000	19,453,260

		147,546,995
PAPER & FOREST PRODUCTS — 0.11%
Oji Holdings Corp.	4,116,000	17,387,427

		17,387,427
PERSONAL PRODUCTS — 1.08%
Kao Corp.	2,881,200	128,942,407
Shiseido Co. Ltd.	2,058,000	36,040,177

		164,982,584
PHARMACEUTICALS — 5.32%
Astellas Pharma Inc.	11,524,850	183,267,722
Chugai Pharmaceutical Co. Ltd.	1,234,800	37,649,805
Daiichi Sankyo Co. Ltd.	3,292,869	51,564,271
Eisai Co. Ltd.	1,440,600	75,220,421
Hisamitsu Pharmaceutical Co. Inc.	205,800	7,686,620
Kyowa Hakko Kirin Co. Ltd.	2,058,000	24,876,072

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	1,029,000	$17,335,781
Ono Pharmaceutical Co. Ltd.	411,600	40,972,353
Otsuka Holdings Co. Ltd.	2,058,000	61,708,152
Santen Pharmaceutical Co. Ltd.	411,600	27,578,870
Shionogi & Co. Ltd.	1,646,400	48,409,352
Sumitomo Dainippon Pharma Co. Ltd.	823,200	8,986,373
Taisho Pharmaceutical Holdings Co. Ltd.	205,800	14,013,234
Takeda Pharmaceutical Co. Ltd.	4,116,000	210,818,253

		810,087,279
PROFESSIONAL SERVICES — 0.13%
Recruit Holdings Co. Ltd.[b]	617,400	19,341,361

		19,341,361
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.97%
Japan Prime Realty Investment Corp.	4,116	14,787,921
Japan Real Estate Investment Corp.	6,174	30,780,911
Japan Retail Fund Investment Corp.	12,358	26,515,764
Nippon Building Fund Inc.	8,232	41,316,659
Nippon Prologis REIT Inc.	6,198	14,309,657
United Urban Investment Corp.	12,348	20,059,238

		147,770,150
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.54%
Aeon Mall Co. Ltd.	617,400	11,945,679
Daito Trust Construction Co. Ltd.	411,600	44,535,915
Daiwa House Industry Co. Ltd.	3,087,000	60,748,400
Hulic Co. Ltd.	1,440,600	15,738,204
Mitsubishi Estate Co. Ltd.	6,480,000	151,423,146
Mitsui Fudosan Co. Ltd.	4,822,000	132,565,168
Nomura Real Estate Holdings Inc.	617,400	10,907,598
NTT Urban Development Corp.	617,400	6,326,614
Sumitomo Realty & Development Co. Ltd.	2,058,000	70,771,994
Tokyo Tatemono Co. Ltd.	2,058,000	15,321,594
Tokyu Fudosan Holdings Corp.	2,675,400	18,284,343

		538,568,655
ROAD & RAIL — 4.09%
Central Japan Railway Co.	823,200	153,215,944
East Japan Railway Co.	1,852,200	155,479,752
Hankyu Hanshin Holdings Inc.	6,174,000	39,095,889

Security	Shares	Value
Keikyu Corp.	2,062,000	$16,783,019
Keio Corp.	4,116,000	34,223,966
Keisei Electric Railway Co. Ltd.	503,000	6,816,345
Kintetsu Corp.	8,499,000	32,987,879
Nagoya Railroad Co. Ltd.	4,116,000	17,421,858
Nippon Express Co. Ltd.	4,116,000	23,034,037
Odakyu Electric Railway Co. Ltd.	2,298,000	23,970,940
Tobu Railway Co. Ltd.	6,174,000	30,677,619
Tokyu Corp.	6,174,000	41,884,763
West Japan Railway Co.	823,200	46,935,725

		622,527,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.76%
Advantest Corp.	1,029,000	13,625,890
Rohm Co. Ltd.	617,400	39,818,930
Tokyo Electron Ltd.	823,252	61,910,038

		115,354,858
SOFTWARE — 0.84%
COLOPL Inc.[a]	205,800	5,044,075
GungHo Online Entertainment Inc.[a]	2,263,800	7,783,026
Konami Corp.	617,400	12,487,960
Nexon Co. Ltd.	617,400	6,393,753
Nintendo Co. Ltd.	617,400	66,003,363
Oracle Corp. Japan	205,800	9,003,589
Trend Micro Inc./Japan	617,400	21,019,850

		127,735,616
SPECIALTY RETAIL — 1.40%
ABC-Mart Inc.	205,800	11,568,665
Fast Retailing Co. Ltd.	277,700	107,623,414
Nitori Holdings Co. Ltd.	411,600	27,268,995
Sanrio Co. Ltd.[a]	206,600	6,083,333
Shimamura Co. Ltd.	205,800	19,952,503
USS Co. Ltd.	1,234,800	21,835,854
Yamada Denki Co. Ltd.	4,463,800	19,379,415

		213,712,179
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.81%
Brother Industries Ltd.	1,234,800	20,823,596
Canon Inc.	5,968,250	194,157,215
FUJIFILM Holdings Corp.	2,469,600	85,163,963
Konica Minolta Inc.	2,881,200	29,403,689
NEC Corp.	13,014,000	39,626,049

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Ricoh Co. Ltd.	3,704,400	$36,828,637
Seiko Epson Corp.	617,400	22,698,340

		428,701,489
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
ASICS Corp.	823,200	21,553,524

		21,553,524
TOBACCO — 1.19%
Japan Tobacco Inc.	5,762,400	181,820,844

		181,820,844
TRADING COMPANIES & DISTRIBUTORS — 3.34%
ITOCHU Corp.	8,026,200	89,967,025
Marubeni Corp.	8,232,000	50,612,907
Mitsubishi Corp.	7,408,800	148,151,210
Mitsui & Co. Ltd.	9,055,200	125,929,733
Sumitomo Corp.	5,968,200	65,650,450
Toyota Tsusho Corp.	1,029,000	28,534,318

		508,845,643
TRANSPORTATION INFRASTRUCTURE — 0.16%
Kamigumi Co. Ltd.	2,058,000	20,073,010
Mitsubishi Logistics Corp.	242,000	3,724,790

		23,797,800
WIRELESS TELECOMMUNICATION SERVICES — 4.39%
KDDI Corp.	3,087,000	214,071,940
NTT DOCOMO Inc.	8,026,200	142,638,018
SoftBank Corp.	5,072,300	312,582,158

		669,292,116

TOTAL COMMON STOCKS
(Cost: $15,550,663,251)		15,170,889,231

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	84,315,888	$84,315,888
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	4,920,878	4,920,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,566,485	6,566,485

		95,803,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,803,251)		95,803,251

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $15,646,466,502)		15,266,692,482
Other Assets, Less Liabilities — (0.24)%		(37,034,748)

NET ASSETS — 100.00%		$15,229,657,734

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	403	Mar. 2015	Tokyo Stock	$51,426,367	$2,858,986

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI EMU ETF	iShares MSCI Germany ETF	iShares MSCI Japan ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,990,665,732	$5,770,056,264	$15,550,663,251
Affiliated (Note 2)	34,411,595	3,843,296	95,803,251

Total cost of investments	$9,025,077,327	$5,773,899,560	$15,646,466,502

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,804,711,573	$5,922,630,016	$15,170,889,231
Affiliated (Note 2)	34,411,595	3,843,296	95,803,251

Total fair value of investments	8,839,123,168	5,926,473,312	15,266,692,482
Foreign currency, at value[b]	2,423,204	12,603,144	34,551,388
Receivables:
Investment securities sold	46,383,970	9,340,471	8,876,916
Dividends and interest	9,196,488	12,783,004	19,461,213
Capital shares sold	—	134,305	4,822,966
Futures variation margin	—	3,579,133	2,858,986

Total Assets	8,897,126,830	5,964,913,369	15,337,263,951

LIABILITIES
Payables:
Investment securities purchased	46,864,703	9,256,833	11,599,869
Due to broker for foreign currency pledged for futures, at value[b]	—	1,202,358	800,880
Collateral for securities on loan (Note 1)	27,016,505	—	89,236,766
Capital shares redeemed	—	—	720,761
Investment advisory fees (Note 2)	3,000,748	2,030,115	5,247,941

Total Liabilities	76,881,956	12,489,306	107,606,217

NET ASSETS	$8,820,244,874	$5,952,424,063	$15,229,657,734

Net assets consist of:
Paid-in capital	$9,355,380,142	$5,969,378,161	$16,320,675,963
Undistributied (distributions in excess of) net investment income	2,262,378	1,604,977	(29,066,810)
Accumulated net realized loss	(349,851,845)	(172,005,167)	(684,866,218)
Net unrealized appreciation (depreciation)	(187,545,801)	153,446,092	(377,085,201)

NET ASSETS	$8,820,244,874	$5,952,424,063	$15,229,657,734

Shares outstanding[c]	225,600,000	199,800,000	1,234,800,000

Net asset value per share	$39.10	$29.79	$12.33

[a]	Securities on loan with values of $25,656,542, $ — and $84,834,753, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $2,448,477, $11,504,878 and $33,961,686, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 382.2 million and 2.1246 billion, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI EMU ETF	iShares MSCI Germany ETF	iShares MSCI Japan ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$58,858,724	$13,279,850	$120,042,909
Interest — affiliated (Note 2)	98	32	223
Securities lending income — affiliated (Note 2)	355,476	5,335	1,403,852

Total investment income	59,214,298	13,285,217	121,446,984

EXPENSES
Investment advisory fees (Note 2)	18,837,379	11,680,240	34,479,733

Total expenses	18,837,379	11,680,240	34,479,733

Net investment income	40,376,919	1,604,977	86,967,251

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,792,085)	(24,617,282)	(73,761,139)
In-kind redemptions — unaffiliated	84,918,291	74,591,012	410,267,168
Futures contracts	—	145,409	9,659,693
Foreign currency transactions	(1,208,996)	(1,839,955)	(13,766,313)

Net realized gain	17,917,210	48,279,184	332,399,409

Net change in unrealized appreciation/depreciation on:
Investments	(265,301,080)	115,221,941	221,455,033
Futures contracts	—	4,769,306	1,952,407
Translation of assets and liabilities in foreign currencies	(1,076,188)	(1,981,327)	498,461

Net change in unrealized appreciation/depreciation	(266,377,268)	118,009,920	223,905,901

Net realized and unrealized gain (loss)	(248,460,058)	166,289,104	556,305,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(208,083,139)	$167,894,081	$643,272,561

[a]	Net of foreign withholding tax of $6,610,159, $2,152,750 and $13,298,606, respectively.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI EMU ETF		iShares MSCI Germany ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,376,919	$255,301,280	$1,604,977	$109,217,597
Net realized gain	17,917,210	272,213,942	48,279,184	503,529,812
Net change in unrealized appreciation/depreciation	(266,377,268)	323,453,444	118,009,920	181,241,179

Net increase (decrease) in net assets resulting from operations	(208,083,139)	850,968,666	167,894,081	793,988,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,659,271)	(243,559,586)	—	(111,913,888)

Total distributions to shareholders	(52,659,271)	(243,559,586)	—	(111,913,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,360,512,261	6,832,263,291	1,534,872,499	1,689,588,472
Cost of shares redeemed	(1,982,162,099)	(2,277,014,968)	(547,776,446)	(2,230,103,855)

Net increase (decrease) in net assets from capital share transactions	378,350,162	4,555,248,323	987,096,053	(540,515,383)

INCREASE IN NET ASSETS	117,607,752	5,162,657,403	1,154,990,134	141,559,317

NET ASSETS
Beginning of period	8,702,637,122	3,539,979,719	4,797,433,929	4,655,874,612

End of period	$8,820,244,874	$8,702,637,122	$5,952,424,063	$4,797,433,929

Undistributed net investment income included in net assets at end of period	$2,262,378	$14,544,730	$1,604,977	$—

SHARES ISSUED AND REDEEMED
Shares sold	61,700,000	172,200,000	54,000,000	57,000,000
Shares redeemed	(53,800,000)	(56,700,000)	(19,800,000)	(73,200,000)

Net increase (decrease) in shares outstanding	7,900,000	115,500,000	34,200,000	(16,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$86,967,251	$177,693,682
Net realized gain	332,399,409	136,968,307
Net change in unrealized appreciation/depreciation	223,905,901	665,594,417

Net increase in net assets resulting from operations	643,272,561	980,256,406

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,384,550)	(199,951,249)

Total distributions to shareholders	(87,384,550)	(199,951,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,348,421,793	5,400,567,672
Cost of shares redeemed	(3,403,840,773)	(1,913,626,119)

Net increase (decrease) in net assets from capital share transactions	(55,418,980)	3,486,941,553

INCREASE IN NET ASSETS	500,469,031	4,267,246,710

NET ASSETS
Beginning of period	14,729,188,703	10,461,941,993

End of period	$15,229,657,734	$14,729,188,703

Distributions in excess of net investment income included in net assets at end of period	$(29,066,810)	$(28,649,511)

SHARES ISSUED AND REDEEMED
Shares sold	285,600,000	457,800,000
Shares redeemed	(295,800,000)	(166,800,000)

Net increase (decrease) in shares outstanding	(10,200,000)	291,000,000

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$39.98	$34.64	$29.09	$31.55	$30.75	$35.64

Income from investment operations:
Net investment income[a]	0.19	1.18	0.92	1.02	1.23	0.80
Net realized and unrealized gain (loss)[b]	(0.81)	5.10	5.55	(2.38)	0.71	(4.76)

Total from investment operations	(0.62)	6.28	6.47	(1.36)	1.94	(3.96)

Less distributions from:
Net investment income	(0.26)	(0.94)	(0.92)	(1.10)	(1.14)	(0.93)

Total distributions	(0.26)	(0.94)	(0.92)	(1.10)	(1.14)	(0.93)

Net asset value, end of period	$39.10	$39.98	$34.64	$29.09	$31.55	$30.75

Total return	(1.50)%[c]	18.02%	22.43%	(3.99)%	5.78%	(11.19)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,820,245	$8,702,637	$3,539,980	$794,226	$738,233	$823,972
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	1.04%	2.89%	2.74%	3.55%	3.38%	2.29%
Portfolio turnover rate[e]	2%	7%	5%	7%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$28.97	$25.61	$21.34	$21.02	$19.45	$20.86

Income from investment operations:
Net investment income[a]	0.01	0.59	0.46	0.56	0.86	0.38
Net realized and unrealized gain (loss)[b]	0.81	3.40	4.24	0.34	1.38	(1.49)

Total from investment operations	0.82	3.99	4.70	0.90	2.24	(1.11)

Less distributions from:
Net investment income	—	(0.63)	(0.43)	(0.58)	(0.67)	(0.30)

Total distributions	—	(0.63)	(0.43)	(0.58)	(0.67)	(0.30)

Net asset value, end of period	$29.79	$28.97	$25.61	$21.34	$21.02	$19.45

Total return	2.83%[c]	15.41%	22.11%	4.55%	10.84%	(5.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,952,424	$4,797,434	$4,655,875	$2,797,029	$2,768,171	$1,487,881
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	0.07%	1.95%	1.88%	2.72%	3.45%	1.80%
Portfolio turnover rate[e]	2%	6%	4%	4%	13%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$11.83	$10.97	$9.02	$9.80	$9.43	$10.24

Income from investment operations:
Net investment income[a]	0.07	0.15	0.13	0.18	0.16	0.12
Net realized and unrealized gain (loss)[b]	0.50	0.88	1.97	(0.77)	0.37	(0.77)

Total from investment operations	0.57	1.03	2.10	(0.59)	0.53	(0.65)

Less distributions from:
Net investment income	(0.07)	(0.17)	(0.15)	(0.19)	(0.16)	(0.16)

Total distributions	(0.07)	(0.17)	(0.15)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$12.33	$11.83	$10.97	$9.02	$9.80	$9.43

Total return	4.85%[c]	9.39%	23.46%	(5.96)%	5.54%	(6.41)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,229,658	$14,729,189	$10,461,942	$4,629,034	$7,194,509	$3,942,769
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	1.22%	1.31%	1.18%	1.95%	1.53%	1.20%
Portfolio turnover rate[e]	1%	2%	4%	3%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EMU	Diversified
MSCI Germany	Non-diversified
MSCI Japan	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI EMU
Assets:
Common Stocks	$8,620,366,378	$—	$7	$8,620,366,385
Preferred Stocks	184,345,188	—	—	184,345,188
Money Market Funds	34,411,595	—	—	34,411,595

	$8,839,123,161	$—	$7	$8,839,123,168

MSCI Germany
Assets:
Common Stocks	$5,516,408,014	$—	$—	$5,516,408,014
Preferred Stocks	406,222,002	—	—	406,222,002
Money Market Funds	3,843,296	—	—	3,843,296
Futures Contracts[a]	3,579,133	—	—	3,579,133

	$5,930,052,445	$—	$—	$5,930,052,445

MSCI Japan
Assets:
Common Stocks	$15,170,889,231	$—	$—	$15,170,889,231
Money Market Funds	95,803,251	—	—	95,803,251
Futures Contracts[a]	2,858,986	—	—	2,858,986

	$15,269,551,468	$—	$—	$15,269,551,468

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI EMU	$25,656,542	$25,656,542	$—
MSCI Japan	84,834,753	84,834,753	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI EMU	$112,236
MSCI Germany	2,244
MSCI Japan	430,764

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI EMU	$180,297,985	$216,567,600
MSCI Germany	113,541,926	114,680,267
MSCI Japan	184,240,740	198,068,186

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EMU	$2,338,483,468	$1,957,641,639
MSCI Germany	1,527,306,824	544,806,278
MSCI Japan	3,253,266,016	3,320,146,713

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of February 28, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$3,579,133	$2,858,986

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$145,409	$9,659,693

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$4,769,306	$1,952,407

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2015:

	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Average value of contracts purchased	$26,893,401	$69,207,130

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Germany ETF and iShares MSCI Japan ETF each invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EMU	$53,431,438	$—	$—	$26,644,200	$68,035,542	$30,230,739	$178,341,919
MSCI Germany	21,864,809	4,227,713	3,394,735	27,790,050	28,490,949	32,215,954	117,984,210
MSCI Japan	287,119,620	27,817,841	44,443,527	116,295,478	173,577,101	139,228,194	788,481,761

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EMU	$9,201,827,822	$393,813,812	$(756,518,466)	$(362,704,654)
MSCI Germany	5,872,066,054	519,972,651	(465,565,393)	54,407,258
MSCI Japan	15,847,691,926	1,084,841,905	(1,665,841,349)	(580,999,444)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	61

Notes:

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-814-0215

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 24, 2015